UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22167

Virtus Strategy Trust

(Exact name of registrant as specified in charter)

101 Munson Street

Greenfield, MA 01301-9668

(Address of principal executive offices) (Zip code)

Jennifer Fromm, Esq.

Vice President, Chief Legal Officer, Counsel and Secretary for Registrant

One Financial Plaza

Hartford, CT 06103-2608

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 243-1574

Date of fiscal year end: September 30

Date of reporting period: March 31, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

(b)	Not applicable.

SEMIANNUAL REPORT
VIRTUS STRATEGY TRUST

March 31, 2023
Virtus Convertible Fund
Virtus Duff & Phelps Water Fund*
Virtus Global Allocation Fund
Virtus International Small-Cap Fund
Virtus Newfleet Short Duration High Income Fund
Virtus NFJ Emerging Markets Value Fund
Virtus NFJ Global Sustainability Fund
Virtus Seix High Yield Income Fund
*Prospectus supplement applicable to this fund appears at the back of this semiannual report.

Not FDIC Insured • No Bank Guarantee • May Lose Value

Proxy Voting Procedures and Voting Record (Form N-PX)
The subadvisers vote proxies, if any, relating to portfolio securities in accordance with procedures that have been approved by the Board of Trustees of the Trust (“Trustees”, or the “Board”). You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission’s (the “SEC”) website at https://www.sec.gov.
PORTFOLIO  HOLDINGS INFORMATION
The Trust files a complete schedule of portfolio holdings for each Fund with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT-P. Form N-PORT-P is available on the SEC’s website at https://www.sec.gov.
This report is not authorized for distribution to prospective investors in the Funds presented in this book unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, each Fund’s record and other pertinent information.

MESSAGE TO SHAREHOLDERS
To Virtus Strategy Trust Shareholders:
I am pleased to present this semiannual report, which reviews the performance of your Fund for the six months ended March 31, 2023.
The reporting period saw markets stabilize somewhat after a challenging 2022. The Federal Reserve (“Fed”) and other central banks continued to tighten monetary policy in order to control inflation. Several economic indicators improved during the six months, and other positive signs included falling energy prices. However, the failure of several banks toward the end of the period made investors more nervous about the outlook for growth.
U.S. equities posted positive returns for the six months ended March 31, 2023. Large-capitalization stocks returned 15.63%, as measured by the S&P 500® Index, while small-cap stocks were up 9.14%, as measured by the Russell 2000® Index. International equities also saw gains, with developed markets, as measured by the MSCI EAFE® Index (net), up 27.27%, while emerging markets, as measured by the MSCI Emerging Markets Index (net), returned 14.04%.
In fixed income markets, the yield on the 10-year Treasury fell to 3.48% on March 31, 2023, from 3.83% on September 30, 2022. The broader U.S. fixed income market, as represented by the Bloomberg U.S. Aggregate Bond Index, returned 4.89% for the six-month period, while non-investment grade bonds, as measured by the Bloomberg U.S. Corporate High Yield Bond Index, rose 7.89%.
We remain focused on the long term and committed to your success. Please call our customer service team at 800-243-1574 if you have questions about your account or require assistance. Thank you for your continued confidence in us.
Sincerely,
George R. Aylward
President, Virtus Strategy Trust
May 2023
Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investing involves risk, including the risk of loss of principal invested.

VIRTUS STRATEGY TRUST
DISCLOSURE OF FUND EXPENSES (Unaudited)
FOR THE SIX-MONTH PERIOD OF October 1, 2022 TO March 31, 2023
We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of a Virtus Strategy Trust Fund (each, a “Fund”), you may incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class C shares; and (2) ongoing costs, including investment advisory fees, distribution and service fees, and other expenses. Class P shares, Institutional Class shares, Class R6 shares and Administrative Class shares are sold without sales charges and do not incur distribution and service fees. Class R6 shares also do not incur shareholder servicing fees. For further information regarding applicable sales charges, see Note 1 in the Notes to Financial Statements. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.
Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the accompanying tables are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
Actual Expenses
The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
		Beginning Account Value October 1, 2022	Ending Account Value March 31, 2023	Annualized Expense Ratio	Expenses Paid During Period*
Convertible Fund
	Class A	$ 1,000.00	$ 1,052.60	0.96%	$ 4.91
	Class C	1,000.00	1,048.70	1.73	8.84
	Class P	1,000.00	1,054.00	0.71	3.64
	Institutional Class	1,000.00	1,054.10	0.71	3.64
	Class R6	1,000.00	1,054.40	0.62	3.18
	Administrative Class	1,000.00	1,052.80	0.93	4.76
Duff & Phelps Water Fund
	Class A	1,000.00	1,185.70	1.22	6.65
	Class C	1,000.00	1,181.90	1.97	10.72
	Class P	1,000.00	1,188.10	0.94	5.13
	Institutional Class	1,000.00	1,187.30	0.93	5.07
Global Allocation Fund
	Class A	1,000.00	1,133.30	0.52	2.77
	Class C	1,000.00	1,128.80	1.27	6.74
	Class P	1,000.00	1,135.10	0.32	1.70
	Institutional Class	1,000.00	1,135.20	0.29	1.54
	Class R6	1,000.00	1,134.70	0.22	1.17
	Administrative Class	1,000.00	1,134.70	0.47	2.50
International Small-Cap Fund
	Class A	1,000.00	1,200.70	1.25	6.86
	Class C	1,000.00	1,195.70	2.00	10.95
	Class P	1,000.00	1,201.60	1.10	6.04
	Institutional Class	1,000.00	1,201.60	1.04	5.71
	Class R6	1,000.00	1,202.10	1.00	5.49
Newfleet Short Duration High Income Fund
	Class A	1,000.00	1,059.10	0.86	4.41
	Class C	1,000.00	1,057.50	1.11	5.69
	Class P	1,000.00	1,060.60	0.65	3.34
	Institutional Class	1,000.00	1,060.20	0.60	3.08
	Class R6	1,000.00	1,060.40	0.55	2.83
NFJ Emerging Markets Value Fund
	Class A	1,000.00	1,213.70	1.15	6.35
	Class C	1,000.00	1,209.30	1.90	10.47
	Class P	1,000.00	1,215.40	1.00	5.52
	Institutional Class	1,000.00	1,215.70	0.90	4.97

VIRTUS STRATEGY TRUST
DISCLOSURE OF FUND EXPENSES (Unaudited) (Continued)
FOR THE SIX-MONTH PERIOD OF October 1, 2022 TO March 31, 2023
		Beginning Account Value October 1, 2022	Ending Account Value March 31, 2023	Annualized Expense Ratio	Expenses Paid During Period*
NFJ Global Sustainability Fund
	Class A	$1,000.00	$1,253.20	0.94%	$ 5.28
	Class P	1,000.00	1,254.00	0.79	4.44
	Institutional Class	1,000.00	1,254.50	0.69	3.88
Seix High Yield Income Fund
	Class A	1,000.00	1,098.80	1.12	5.86
	Class C	1,000.00	1,094.60	1.81	9.45
	Class P	1,000.00	1,100.00	0.80	4.19
	Institutional	1,000.00	1,101.30	0.83	4.35
	Administrative Class	1,000.00	1,099.50	1.00	5.23

*	Expenses are equal to the relevant Fund’s annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (182) expenses were accrued in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period.
For Funds which may invest in other funds, the annualized expense ratios noted above do not reflect fees and expenses associated with any underlying funds. If such fees and expenses had been included, the expenses would have been higher.
You can find more information about a Fund’s expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to that Fund’s prospectus.
Hypothetical Example for Comparison Purposes
The table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.
		Beginning Account Value October 1, 2022	Ending Account Value March 31, 2023	Annualized Expense Ratio	Expenses Paid During Period*
Convertible Fund
	Class A	$ 1,000.00	$ 1,020.14	0.96%	$ 4.84
	Class C	1,000.00	1,016.31	1.73	8.70
	Class P	1,000.00	1,021.39	0.71	3.58
	Institutional Class	1,000.00	1,021.39	0.71	3.58
	Class R6	1,000.00	1,021.84	0.62	3.13
	Administrative Class	1,000.00	1,020.29	0.93	4.68
Duff & Phelps Water Fund
	Class A	1,000.00	1,018.85	1.22	6.14
	Class C	1,000.00	1,015.11	1.97	9.90
	Class P	1,000.00	1,020.24	0.94	4.73
	Institutional Class	1,000.00	1,020.29	0.93	4.68
Global Allocation Fund
	Class A	1,000.00	1,022.34	0.52	2.62
	Class C	1,000.00	1,018.60	1.27	6.39
	Class P	1,000.00	1,023.34	0.32	1.61
	Institutional Class	1,000.00	1,023.49	0.29	1.46
	Class R6	1,000.00	1,023.83	0.22	1.11
	Administrative Class	1,000.00	1,022.59	0.47	2.37
International Small-Cap Fund
	Class A	1,000.00	1,018.70	1.25	6.29
	Class C	1,000.00	1,014.96	2.00	10.05
	Class P	1,000.00	1,019.45	1.10	5.54
	Institutional Class	1,000.00	1,019.75	1.04	5.24
	Class R6	1,000.00	1,019.95	1.00	5.04

VIRTUS STRATEGY TRUST
DISCLOSURE OF FUND EXPENSES (Unaudited) (Continued)
FOR THE SIX-MONTH PERIOD OF October 1, 2022 TO March 31, 2023
		Beginning Account Value October 1, 2022	Ending Account Value March 31, 2023	Annualized Expense Ratio	Expenses Paid During Period*
Newfleet Short Duration High Income Fund
	Class A	$1,000.00	$1,020.64	0.86%	$ 4.33
	Class C	1,000.00	1,019.40	1.11	5.59
	Class P	1,000.00	1,021.69	0.65	3.28
	Institutional Class	1,000.00	1,021.94	0.60	3.02
	Class R6	1,000.00	1,022.19	0.55	2.77
NFJ Emerging Markets Value Fund
	Class A	1,000.00	1,019.20	1.15	5.79
	Class C	1,000.00	1,015.46	1.90	9.55
	Class P	1,000.00	1,019.95	1.00	5.04
	Institutional Class	1,000.00	1,020.44	0.90	4.53
NFJ Global Sustainability Fund
	Class A	1,000.00	1,020.24	0.94	4.73
	Class P	1,000.00	1,020.99	0.79	3.98
	Institutional Class	1,000.00	1,021.49	0.69	3.48
Seix High Yield Income Fund
	Class A	1,000.00	1,019.35	1.12	5.64
	Class C	1,000.00	1,015.91	1.81	9.10
	Class P	1,000.00	1,020.94	0.80	4.03
	Institutional	1,000.00	1,020.79	0.83	4.18
	Administrative Class	1,000.00	1,019.95	1.00	5.04

*	Expenses are equal to the relevant Fund’s annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (182) expenses were accrued in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period.
For Funds which may invest in other funds, the annualized expense ratios noted above do not reflect fees and expenses associated with any underlying funds. If such fees and expenses had been included, the expenses would have been higher.
You can find more information about a Fund’s expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to that Fund’s prospectus.

VIRTUS STRATEGY TRUST
KEY INVESTMENT TERMS (Unaudited)
March 31, 2023
Alternative Credit Enhancement Securities® (“ACES”)
ACEs, a type of multiclass mortgage-related security in which interest and principal payments from multifamily mortgages are structured into separately traded securities.
American Depositary Receipt (“ADR”)
Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a U.S. bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.
Asset-Backed Securities (“ABS”)
Asset-backed securities represent interests in pools of underlying assets such as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property, and receivables from credit card arrangements.
Bloomberg U.S. Aggregate Bond Index
The Bloomberg U.S. Aggregate Bond Index measures the U.S. investment-grade fixed-rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Bloomberg U.S. Corporate High Yield Bond Index
The Bloomberg U.S. Corporate High Yield Bond Index measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Collateralized Loan Obligation (“CLO”)
A collateralized loan obligation is a type of security backed by a pool of debt, typically low-rated corporate loans, structured so that there are several classes of bondholders with varying maturities, called tranches.
Enterprise value (“EV”)
EV is a measure of a company’s total value, often used as a comprehensive alternative to equity market capitalization that includes debt.
Exchange-Traded Fund (“ETF”)
An open-end fund that is traded on a stock exchange. Most ETFs have a portfolio of stocks or bonds that track a specific market index.
Federal National Mortgage Association (“Fannie Mae”)
A government-sponsored, publicly traded enterprise that makes mortgages available to low- and moderate-income borrowers. It does not provide loans, but backs or guarantees them in the secondary mortgage market.
Federal Reserve (the “Fed”)
The central bank of the United States, responsible for controlling the money supply, interest rates and credit with the goal of keeping the U.S. economy and currency stable. Governed by a seven-member board, the system includes 12 regional Federal Reserve Banks, 25 branches and all national and state banks that are part of the system.
Global Depositary Receipt (“GDR”)
Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by an international bank or a trust. Foreign companies use GDRs in order to make it easier for foreign investors to buy their shares.
Government National Mortgage Association (“Ginnie Mae”)
A U.S. government corporation that guarantees the timely payment of principal and interest on mortgage-backed securities (MBSs) issued by approved Ginnie Mae lenders, with the goal of expanding the pool of homeowners by mostly aiding lending to homeowners who are traditionally underserved in the mortgage marketplace such as first-time home buyers and low-income borrowers.
Leveraged Loans
Leveraged loans (also known as bank, senior or floating-rate loans) consists of below investment-grade credit quality loans that are arranged by banks and other financial institutions to help companies finance acquisitions, recapitalizations, or other highly leveraged transactions. Such loans may be especially vulnerable to adverse changes in economic or market conditions, although they are senior in the capital structure which typically provides investors/lenders a degree of potential credit risk protection.
London Interbank Offered Rate (“LIBOR”)
A benchmark rate that some of the world’s leading banks charge each other for short-term loans and that serves as the first step to calculating interest rates on various loans throughout the world.
Markit CDX® Emerging Markets Index (“CDX.EM”)
CDX.EM is composed of Sovereign issuers from Latin America, Eastern Europe, the Middle East, Africa and Asia as published by Markit from time to time.

VIRTUS STRATEGY TRUST
KEY INVESTMENT TERMS (Unaudited) (Continued) March 31, 2023
Markit’s North American High Yield CDX Index (“CDX.NA.HY”)
CDX.NA.HY is composed of 100 liquid North American entities with high yield credit ratings as published by Markit® from time to time.
Mortgage-Backed Securities (“MBS”)
Mortgage-backed securities represent interests in pools of underlying home loans bought from banks which issue them.
MSCI EAFE® Index (net)
The MSCI EAFE® (Europe, Australasia, Far East) Index (net) is a free float-adjusted market capitalization-weighted index that measures developed foreign market equity performance, excluding the U.S. and Canada. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
MSCI Emerging Markets Index (net)
The MSCI Emerging Markets Index (net) is a free float-adjusted market capitalization-weighted index designed to measure equity market performance in the global emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Payment-in-Kind Security (“PIK”)
A bond which pays interest in the form of additional bonds, or preferred stock which pays dividends in the form of additional preferred stock.
Public Joint Stock Company (“PJSC”)
A public joint stock company is a method to allow thousands or millions of people to jointly own a business. The most important feature is limited liability. The most important function of a public joint stock company is that the investor can only lose their initial investment.
Real Estate Investment Trust (“REIT”)
A publicly traded company that owns, develops and operates income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.
Russell 2000® Index
The Russell 2000® Index is a market capitalization-weighted index of the 2,000 smallest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
S&P 500® Index
The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Secured Overnight Financing Rate (“SOFR”)
SOFR is a broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury securities.
Sponsored ADR
An ADR which is issued with the cooperation of the company whose stock will underlie the ADR. Sponsored ADRs generally carry the same rights normally given to stockholders, such as voting rights. ADRs must be sponsored to be able to trade on a major U.S. exchange such as the New York Stock Exchange.

VIRTUS STRATEGY TRUST
PORTFOLIO HOLDINGS SUMMARY WEIGHTINGS (Unaudited)
March 31, 2023
For each Fund, the following tables present asset allocations within certain industries or sectors as a percentage of total investments as of March 31, 2023.
Convertible Fund
Convertible Bonds and Notes		87%
Software	13%
Internet	11
Healthcare-Products	8
All other Convertible Bonds and Notes	55
Convertible Preferred Stocks		9
Short-Term Investment		3
Common Stocks		1
Commercial Services & Supplies	1
Total		100%
Duff & Phelps Water Fund
Water Utilities	29%
Machinery	24
Life Sciences Tools & Services	9
Construction & Engineering	8
Commercial Services & Supplies	7
Multi-Utilities	6
Building Products	6
Electronic Equipment, Instruments & Components	4
Chemicals	3
Trading Companies & Distributors	2
Other	2
Total	100%

Global Allocation Fund
Affiliated Mutual Funds		26%
Corporate Bonds and Notes		16
Banks	5%
Electric Utilities	2
Diversified Financial Services	1
All other Corporate Bonds and Notes	8
Common Stocks		15
Food Products	2
Banks	1
Pharmaceuticals	1
All other Common Stocks	11
Short-Term Investment		13
Mortgage-Backed Securities		10
U.S. Government Securities		7
Asset-Backed Securities		6
Other		7
Total		100%
International Small-Cap Fund
Banks	9%
Trading Companies & Distributors	8
Oil, Gas & Consumable Fuels	7
Metals & Mining	6
Consumer Staples Distribution & Retail	4
Insurance	4
Specialty Retail	4
Financial Services	4
Semiconductors & Semiconductor Equipment	3
Professional Services	3
Textiles, Apparel & Luxury Goods	3
Other (includes short-term investment)	45
Total	100%

Newfleet Short Duration High Income Fund
Corporate Bonds and Notes		88%
Industrials	15%
Communication Services	14
Energy	13
All other Corporate Bonds and Notes	46
Leveraged Loans		10
Short-Term Investment		2
Total		100%
NFJ Emerging Markets Value Fund
Information Technology	27%
Financials	17
Consumer Discretionary	14
Materials	13
Industrials	9
Communication Services	9
Consumer Staples	3
Other	8
Total	100%

VIRTUS STRATEGY TRUST
PORTFOLIO HOLDINGS SUMMARY WEIGHTINGS (Unaudited) (Continued)
March 31, 2023
NFJ Global Sustainability Fund
Software	18%
Healthcare Equipment & Supplies	10
Building Products	7
Semiconductors & Semiconductor Equipment	7
Financial Services	5
Pharmaceuticals	5
Capital Markets	4
Machinery	4
Banks	4
Electric Utilities	3
Other (includes short-term investment)	33
Total	100%
Seix High Yield Income Fund
Corporate Bonds and Notes		91%
Financials	17%
Consumer Discretionary	16
Energy	16
All other Corporate Bonds and Notes	42
Short-Term Investment		3
Common Stocks		3
Preferred Stock		2
Other		1
Total		100%

Convertible Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2023
($ reported in thousands)
	Par Value	Value
Convertible Bonds and Notes—86.5%
Auto Manufacturers—0.3%
Lucid Group, Inc. 144A 1.250%, 12/15/26(1)	$ 8,275	$ 4,642
Automobile—0.1%
Rivian Automotive, Inc. 144A 4.625%, 3/15/29(1)	1,940	2,005
Automobile Components—0.9%
indie Semiconductor, Inc. 144A 4.500%, 11/15/27(1)	5,050	7,381
Luminar Technologies, Inc. 144A 1.250%, 12/15/26(1)	9,385	6,095
		13,476

Banks—1.7%
Barclays Bank plc 0.000%, 2/18/25	16,590	17,011
BofA Finance LLC 0.600%, 5/25/27	8,585	9,508
		26,519

Biotechnology—3.9%
Alnylam Pharmaceuticals, Inc. 144A 1.000%, 9/15/27(1)	12,660	12,635
Apellis Pharmaceuticals, Inc. 3.500%, 9/15/26	1,170	2,174
Bridgebio Pharma, Inc. 2.250%, 2/1/29	10,865	6,925
Cytokinetics, Inc. 144A 3.500%, 7/1/27(1)	3,700	3,611
Insmed, Inc.
1.750%, 1/15/25	9,940	8,976
0.750%, 6/1/28	5,525	4,268
Sarepta Therapeutics, Inc. 144A 1.250%, 9/15/27(1)	17,595	21,107
		59,696

Commercial Services—5.0%
Affirm Holdings, Inc. 0.000%, 11/15/26	8,840	5,680
Block, Inc. 0.125%, 3/1/25	13,960	13,339
Repay Holdings Corp. 144A 0.000%, 2/1/26(1)	14,740	11,106
Shift4 Payments, Inc.
0.000%, 12/15/25	11,040	12,901
0.500%, 8/1/27	19,340	18,247
Stride, Inc. 1.125%, 9/1/27	15,220	15,080
		76,353

Computers—4.0%
CyberArk Software Ltd. 0.000%, 11/15/24	14,000	15,666
	Par Value	Value

Computers—continued
KBR, Inc. 2.500%, 11/1/23	$ 6,685	$ 14,516
Parsons Corp. 0.250%, 8/15/25	11,530	12,706
Pure Storage, Inc. 0.125%, 4/15/23	3,970	4,035
Rapid7, Inc. 0.250%, 3/15/27	9,815	8,525
Zscaler, Inc. 0.125%, 7/1/25	6,310	6,654
		62,102

Diversified Financial Services—4.8%
Coinbase Global, Inc. 0.500%, 6/1/26	19,520	12,490
Encore Capital Group, Inc. 144A 4.000%, 3/15/29(1)	20,345	20,325
Goldman Sachs Finance Corp. 0.500%, 12/29/27(2)	22,855	23,082
JPMorgan Chase Financial Co., LLC 0.500%, 6/15/27	14,400	17,726
		73,623

Electric Utilities—0.9%
Alliant Energy Corp. 144A 3.875%, 3/15/26(1)	5,075	5,245
PPL Capital Funding, Inc. 144A 2.875%, 3/15/28(1)	8,775	8,807
		14,052

Energy-Alternate Sources—2.2%
Enphase Energy, Inc. 0.000%, 3/1/26	12,890	13,245
Plug Power, Inc. 3.750%, 6/1/25	1,600	3,766
Stem, Inc. 144A 0.500%, 12/1/28(1)	8,460	4,780
Sunnova Energy International, Inc. 144A 2.625%, 2/15/28(1)	15,700	11,312
		33,103

Entertainment—2.9%
DraftKings Holdings, Inc. 0.000%, 3/15/28	15,990	11,065
IMAX Corp. 0.500%, 4/1/26	9,810	9,180
Live Nation Entertainment, Inc. 2.000%, 2/15/25	11,740	11,423
Vail Resorts, Inc. 0.000%, 1/1/26	15,245	13,616
		45,284

	Par Value	Value

Food & Beverage—0.9%
Post Holdings, Inc. 144A 2.500%, 8/15/27(1)	$ 13,365	$ 13,969
Healthcare-Products—8.4%
Alphatec Holdings, Inc. 0.750%, 8/1/26	11,330	12,052
CONMED Corp. 144A 2.250%, 6/15/27(1)	22,305	22,093
Envista Holdings Corp. 2.375%, 6/1/25	3,340	6,656
Exact Sciences Corp.
0.375%, 3/15/27	21,245	19,768
0.375%, 3/1/28	1,990	1,748
Insulet Corp. 0.375%, 9/1/26	12,325	18,407
Integer Holdings Corp. 144A 2.125%, 2/15/28(1)	6,905	7,516
Lantheus Holdings, Inc. 144A 2.625%, 12/15/27(1)	8,145	10,552
Natera, Inc. 2.250%, 5/1/27	9,040	14,659
Novocure Ltd. 0.000%, 11/1/25	12,240	10,520
Repligen Corp. 0.375%, 7/15/24	2,920	4,477
		128,448

Internet—10.5%
Booking Holdings, Inc. 0.750%, 5/1/25	12,495	18,710
Etsy, Inc. 0.250%, 6/15/28	10,990	9,070
Match Group Financeco 2, Inc. 144A 0.875%, 6/15/26(1)	11,800	10,514
Palo Alto Networks, Inc.
0.750%, 7/1/23	10,160	22,764
0.375%, 6/1/25	12,145	24,490
Snap, Inc. 0.750%, 8/1/26	13,050	11,954
Uber Technologies, Inc. 0.000%, 12/15/25	11,105	9,770
Wayfair, Inc.
1.125%, 11/1/24	10,000	8,595
1.000%, 8/15/26	5,505	3,633
144A 3.250%, 9/15/27(1)	5,410	4,593
Zillow Group, Inc.
2.750%, 5/15/25	28,635	29,265
1.375%, 9/1/26	6,625	7,794
		161,152

Leisure Time—3.5%
NCL Corp., Ltd.
5.375%, 8/1/25	3,190	3,434
1.125%, 2/15/27	27,500	19,557
Royal Caribbean Cruises Ltd.
2.875%, 11/15/23	11,195	11,469
144A 6.000%, 8/15/25(1)	4,600	7,013
See Notes to Financial Statements

Convertible Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023
($ reported in thousands)
	Par Value	Value

Leisure Time—continued
Topgolf Callaway Brands Corp. 2.750%, 5/1/26	$ 8,630	$ 11,788
		53,261

Machinery-Diversified—0.8%
Middleby Corp. (The) 1.000%, 9/1/25	9,340	11,584
Media—3.4%
DISH Network Corp. 0.000%, 12/15/25	10,230	5,402
Liberty Broadband Corp. 144A 3.125%, 3/31/53(1)	23,290	22,766
Liberty Media Corp.-Liberty Formula One 144A 2.250%, 8/15/27(1)	15,040	16,142
World Wrestling Entertainment, Inc. 3.375%, 12/15/23	2,325	8,462
		52,772

Mining—1.2%
Lithium Americas Corp. 1.750%, 1/15/27	12,515	10,074
MP Materials Corp. 144A 0.250%, 4/1/26(1)	8,475	7,964
		18,038

Miscellaneous Manufacturing—1.5%
Axon Enterprise, Inc. 144A 0.500%, 12/15/27(1)	20,090	23,535
Oil, Gas & Consumable Fuels—2.2%
EQT Corp. 1.750%, 5/1/26	1,700	3,744
Northern Oil & Gas, Inc. 144A 3.625%, 4/15/29(1)	12,725	13,584
Permian Resources Operating LLC 3.250%, 4/1/28	4,100	7,567
Pioneer Natural Resources Co. 0.250%, 5/15/25	4,230	9,031
		33,926

Passenger Airlines—0.8%
American Airlines Group, Inc. 6.500%, 7/1/25	10,650	12,306
Personal Care Product—0.8%
Beauty Health Co. (The) 144A 1.250%, 10/1/26(1)	14,420	12,005
Pharmaceuticals—4.1%
Dexcom, Inc.
0.750%, 12/1/23	2,595	7,336
	Par Value	Value

Pharmaceuticals—continued
0.250%, 11/15/25	$ 41,265	$ 44,202
Revance Therapeutics, Inc. 1.750%, 2/15/27	9,515	11,670
		63,208

Retail—3.3%
Burlington Stores, Inc. 2.250%, 4/15/25	16,090	18,474
Freshpet, Inc. 144A 3.000%, 4/1/28(1)	14,890	17,287
Shake Shack, Inc. 0.000%, 3/1/28	21,360	15,417
		51,178

Semiconductors—5.0%
Impinj, Inc. 1.125%, 5/15/27	6,740	9,566
MACOM Technology Solutions Holdings, Inc. 0.250%, 3/15/26	8,535	8,974
Microchip Technology, Inc. 0.125%, 11/15/24	9,240	10,315
ON Semiconductor Corp.
0.000%, 5/1/27	2,995	4,889
144A 0.500%, 3/1/29(1)	14,015	14,570
Silicon Laboratories, Inc. 0.625%, 6/15/25	5,295	7,910
Wolfspeed, Inc.
0.250%, 2/15/28	18,515	15,423
144A 1.875%, 12/1/29(1)	6,545	5,796
		77,443

Software—12.6%
Bentley Systems, Inc. 0.125%, 1/15/26	20,990	19,876
BILL Holdings, Inc. 0.000%, 12/1/25	13,730	12,556
Cerence, Inc. 3.000%, 6/1/25	7,260	7,601
Cloudflare, Inc. 0.000%, 8/15/26	18,745	15,830
Confluent, Inc. 0.000%, 1/15/27	10,200	8,057
Datadog, Inc. 0.125%, 6/15/25	8,790	9,489
DigitalOcean Holdings, Inc. 0.000%, 12/1/26	5,125	4,025
Envestnet, Inc. 144A 2.625%, 12/1/27(1)	13,200	13,787
Evolent Health, Inc. 1.500%, 10/15/25	15,690	18,593
Five9, Inc. 0.500%, 6/1/25	9,825	9,045
HubSpot, Inc. 0.375%, 6/1/25	8,250	13,085
Model N, Inc. 144A 1.875%, 3/15/28(1)	2,620	2,678
PagerDuty, Inc. 1.250%, 7/1/25	13,830	15,510
	Par Value	Value

Software—continued
Splunk, Inc.
1.125%, 9/15/25	$ 10,430	$ 10,092
1.125%, 6/15/27	14,430	12,330
Tyler Technologies, Inc. 0.250%, 3/15/26	9,235	8,819
Workiva, Inc. 1.125%, 8/15/26	9,165	12,901
		194,274

Telecommunications—0.8%
Viavi Solutions, Inc. 144A 1.625%, 3/15/26(1)	11,120	11,544
Total Convertible Bonds and Notes (Identified Cost $1,299,961)		1,329,498

	Shares
Convertible Preferred Stocks—8.9%
Automobile Components—1.0%
Aptiv plc Series A, 5.500%	128,670	15,793
Banks—2.5%
Wells Fargo & Co. Series L, 7.500%	33,165	39,010
Capital Markets—0.7%
KKR & Co., Inc. Series C, 6.000%	168,540	10,694
Electric Utilities—1.2%
NextEra Energy, Inc., 6.926%	150,960	6,997
PG&E Corp., 5.500%	78,300	11,145
		18,142

Healthcare Equipment & Supplies—1.1%
Boston Scientific Corp. Series A, 5.500%	139,195	16,848
Life Sciences Tools & Services—0.6%
Danaher Corp. Series B, 5.000%	6,860	8,742
Machinery—1.1%
Chart Industries, Inc. Series B, 6.750%	127,130	6,800
RBC Bearings, Inc. Series A, 5.000%	83,780	9,442
		16,242

See Notes to Financial Statements

Convertible Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023
($ reported in thousands)
	Shares	Value

Telecommunications—0.7%
T-Mobile U.S. 2020 Cash Mandatory Exchangeable Trust 144A, 5.250%(1)	9,290	$ 10,802
Total Convertible Preferred Stocks (Identified Cost $133,006)		136,273

Common Stocks—0.7%
Commercial Services & Supplies—0.4%
GFL Environmental, Inc.	196,758	6,776
Electric Utilities—0.3%
NextEra Energy, Inc.	51,808	3,994
Total Common Stocks (Identified Cost $7,313)		10,770

Total Long-Term Investments—96.1% (Identified Cost $1,440,280)		1,476,541

	Shares	Value

Short-Term Investment—3.0%
Money Market Mutual Fund—3.0%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 4.717%)(3)	45,639,233	$ 45,639
Total Short-Term Investment (Identified Cost $45,639)		45,639

TOTAL INVESTMENTS—99.1% (Identified Cost $1,485,919)		$1,522,180
Other assets and liabilities, net—0.9%		13,545
NET ASSETS—100.0%		$1,535,725

Abbreviation:
LLC	Limited Liability Company

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2023, these securities amounted to a value of $367,761 or 23.9% of net assets.
(2)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(3)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
Country Weightings†
United States	92%
United Kingdom	3
Canada	2
Bermuda	1
Liberia	1
Israel	1
Total	100%
† % of total investments as of March 31, 2023.
The following table summarizes the value of the Fund’s investments as of March 31, 2023, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Convertible Bonds and Notes	$1,329,498	$ —	$1,306,416	$23,082
Equity Securities:
Common Stocks	10,770	10,770	—	—
Convertible Preferred Stocks	136,273	125,471	10,802	—
Money Market Mutual Fund	45,639	45,639	—	—
Total Investments	$1,522,180	$181,880	$1,317,218	$23,082
There were no transfers into or out of Level 3 related to securities held at March 31, 2023.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
For information regarding the abbreviations, see the Key Investment Terms starting on page 5.
See Notes to Financial Statements

Convertible Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023
($ reported in thousands)
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.
	Total	Convertible Bonds and Notes
Investments in Securities
Balance as of September 30, 2022:	$ —	$ —
Net realized gain (loss)	(20)	(20)
Net change in unrealized appreciation (depreciation)(a)	(344)	(344)
Purchases	23,939	23,939
Sales (b)	(493)	(493)
Balance as of March 31, 2023	$ 23,082	$ 23,082
(a) The net change in unrealized appreciation (depreciation) on investments still held at March 31, 2023, was $(344).
(b) Includes paydowns on securities.
See Notes to Financial Statements

Duff & Phelps Water Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2023
($ reported in thousands)
	Shares	Value
Common Stocks—99.0%
Brazil—1.9%
Cia de Saneamento Basico do Estado de Sao Paulo ADR	1,250,000	$ 12,513
Canada—3.9%
Stantec, Inc.	456,700	26,699
China—1.2%
China Water Affairs Group Ltd.	10,300,000	8,410
France—6.4%
Veolia Environnement S.A.	1,413,809	43,545
Japan—2.0%
Kurita Water Industries Ltd.	294,600	13,495
Netherlands—1.7%
Arcadis N.V.	283,414	11,606
Switzerland—3.6%
Geberit AG Registered Shares	20,404	11,355
Georg Fischer AG Registered Shares	164,238	12,727
		24,082

United Kingdom—12.4%
Halma plc	279,532	7,686
Pennon Group plc	880,024	9,488
Pentair plc	149,900	8,285
Severn Trent plc	1,310,990	46,560
United Utilities Group plc	877,845	11,479
		83,498

United States—65.9%
Advanced Drainage Systems, Inc.	185,200	15,596
AECOM	152,400	12,850
	Shares	Value

United States—continued
Agilent Technologies, Inc.	60,600	$ 8,383
American Water Works Co., Inc.	363,600	53,264
Badger Meter, Inc.	142,500	17,359
Core & Main, Inc. Class A(1)	620,000	14,322
Danaher Corp.	176,200	44,410
Deere & Co.	26,000	10,735
Ecolab, Inc.	124,200	20,559
Essential Utilities, Inc.	1,042,048	45,485
Evoqua Water Technologies Corp.(1)	474,800	23,607
Franklin Electric Co., Inc.	111,700	10,511
IDEX Corp.	80,700	18,644
Lindsay Corp.	107,000	16,171
Mueller Water Products, Inc. Class A	765,800	10,675
SJW Group	98,239	7,479
Tetra Tech, Inc.	209,000	30,704
Thermo Fisher Scientific, Inc.	18,500	10,663
Valmont Industries, Inc.	35,000	11,175
Waste Management, Inc.	83,700	13,657
Xylem, Inc.	365,000	38,216
Zurn Elkay Water Solutions Corp.	504,100	10,768
		445,233

Total Common Stocks (Identified Cost $476,107)		669,081

Total Long-Term Investments—99.0% (Identified Cost $476,107)		669,081

TOTAL INVESTMENTS—99.0% (Identified Cost $476,107)		$669,081
Other assets and liabilities, net—1.0%		6,652
NET ASSETS—100.0%		$675,733
Abbreviation:
ADR	American Depositary Receipt

Footnote Legend:
(1)	Non-income producing.

Country Weightings†
United States	67%
United Kingdom	12
France	6
Canada	4
Switzerland	4
Japan	2
Brazil	2
Other	3
Total	100%
† % of total investments as of March 31, 2023.
The following table summarizes the value of the Fund’s investments as of March 31, 2023, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Equity Securities:
Common Stocks	$669,081	$647,176	$21,905
Total Investments	$669,081	$647,176	$21,905
There were no securities valued using significant unobservable inputs (Level 3) at March 31, 2023.
There were no transfers into or out of Level 3 related to securities held at March 31, 2023.
For information regarding the abbreviations, see the Key Investment Terms starting on page 5.
See Notes to Financial Statements

Global Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2023
($ reported in thousands)
	Par Value(1)	Value
U.S. Government Securities—6.3%
Tennessee Valley Authority 1.500%, 9/15/31	$ 775	$ 632
U.S. Treasury Bonds
3.250%, 5/15/42	2,546	2,349
2.250%, 2/15/52	4,339	3,236
U.S. Treasury Notes
0.375%, 4/15/24	400	383
2.625%, 5/31/27	5,025	4,818
2.875%, 5/15/32	3,799	3,615
Total U.S. Government Securities (Identified Cost $16,088)		15,033

Foreign Government Security—1.0%
Japan Government Thirty Year Bond 1.400%, 9/20/52	300,000 JPY	2,329
Total Foreign Government Security (Identified Cost $2,233)		2,329

Mortgage-Backed Securities—9.2%
Agency—7.4%
Federal Home Loan Mortgage Multiclass Certificates 2021-P009, A2 1.878%, 1/25/31	921	780
Federal National Mortgage Association ACES
2021-M1S, A2 1.383%, 12/25/30(2)	2,000	1,638
2021-M3G, A2 1.246%, 1/25/31(2)	1,000	807
2021-M2G, A2 1.376%, 3/25/31(2)	1,000	811
2021-M2S, A2 1.807%, 10/25/31(2)	1,000	831
Government National Mortgage Association II
Pool #78446 3.000%, 2/20/48	698	622
Pool #784648 3.000%, 11/20/48	1,558	1,431
Pool #BV0838 2.500%, 8/20/50	4,345	3,809
Pool #MA6985 2.000%, 11/20/50	1,017	844
Pool #MA7366 2.000%, 5/20/51	1,825	1,555
	Par Value(1)	Value

Agency—continued
Pool #CK8204 3.000%, 2/20/52	$ 4,772	$ 4,320
		17,448

Non-Agency—1.8%
BX Trust 2023-LIFE, A 144A 5.045%, 2/15/28(3)	1,000	975
Grace Trust 2020-GRCE, A 144A 2.347%, 12/10/40(3)	1,250	974
One Bryant Park Trust 2019-OBP, A 144A 2.516%, 9/15/54(3)	1,500	1,231
SLG Office Trust 2021-OVA, A 144A 2.585%, 7/15/41(3)	1,500	1,195
		4,375

Total Mortgage-Backed Securities (Identified Cost $25,802)		21,823

Asset-Backed Securities—6.0%
Agency—2.7%
United States Small Business Administration
2017-20E, 1 2.880%, 5/1/37	1,215	1,134
2020-20G, 1 1.030%, 7/1/40	1,735	1,445
2020-25L, 1 1.210%, 12/1/45	1,274	1,031
2021-25A, 1 1.280%, 1/1/46	2,692	2,185
2021-25B, 1 1.340%, 2/1/46	547	445
2021-25I, 1 1.560%, 9/1/46	232	191
		6,431

Automobiles—1.2%
CarMax Auto Owner Trust 2020-2, A3 1.700%, 11/15/24	87	87
GM Financial Automobile Leasing Trust 2021-2, A3 0.340%, 5/20/24	219	217
Hertz Vehicle Financing III LLC 2023-1A, A 144A 5.490%, 6/25/27(3)	1,000	1,005
	Par Value(1)	Value

Automobiles—continued
Tesla Auto Lease Trust 2021-A, A3 144A 0.560%, 3/20/25(3)	$ 750	$ 736
Toyota Auto Receivables Owner Trust 2021-B, A3 0.260%, 11/17/25	856	827
		2,872

Collateralized Loan Obligations—1.2%
Flatiron CLO 17 Ltd. 2017-1A, AR (3 month LIBOR + 0.980%, Cap N/A, Floor 0.980%) 144A 5.844%, 5/15/30(2)(3)	1,612	1,595
Venture 42 CLO Ltd. 2021-42A, A1A (3 month LIBOR + 1.130%, Cap N/A, Floor 1.130%) 144A 5.922%, 4/15/34(2)(3)	1,220	1,178
		2,773

Consumer Loans—0.6%
OneMain Financial Issuance Trust
2021-1A, A1 144A 1.550%, 6/16/36(3)	500	438
2022-S1, A 144A 4.130%, 5/14/35(3)	1,000	966
		1,404

Equipment—0.1%
Dell Equipment Finance Trust 2021-2, A3 144A 0.530%, 12/22/26(3)	330	320
Other—0.2%
Verizon Master Trust 2021-1, A 0.500%, 5/20/27	500	475
Total Asset-Backed Securities (Identified Cost $15,881)		14,275

Corporate Bonds and Notes—15.5%
Apparel—0.2%
Tapestry, Inc. 3.050%, 3/15/32	550	447
Auto Manufacturers—0.3%
Ford Motor Credit Co. LLC 4.687%, 6/9/25	215	207
See Notes to Financial Statements

Global Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023
($ reported in thousands)
	Par Value(1)	Value

Auto Manufacturers—continued
Mercedes-Benz Finance North America LLC 144A 5.375%, 11/26/25(3)	$ 400	$ 404
		611

Banks—4.6%
Bank of America Corp.
2.456%, 10/22/25	425	405
2.972%, 2/4/33	359	302
Series RR 4.375%(4)	255	217
BNP Paribas S.A. 144A 1.675%, 6/30/27(3)	200	176
BPCE S.A. 144A 5.975%, 1/18/27(3)	500	499
Citigroup, Inc. 1.281%, 11/3/25	1,100	1,027
Cooperatieve Rabobank UA 144A 1.106%, 2/24/27(3)	750	663
Deutsche Bank AG 6.000% (4)	400	296
Fifth Third Bancorp. 1.707%, 11/1/27	525	443
Goldman Sachs Group, Inc. (The) 0.855%, 2/12/26	730	668
HSBC Holdings plc 6.254%, 3/9/34	650	680
Huntington Capital Trust I (3 month LIBOR + 0.700%) 5.525%, 2/1/27(2)	220	202
JPMorgan Chase & Co.
3.328%, 4/22/52	135	99
Series U (3 month LIBOR + 0.950%) 5.764%, 2/2/37(2)	520	429
Kreditanstalt fuer Wiederaufbau 1.000%, 10/1/26	1,500	1,363
Morgan Stanley
4.210%, 4/20/28	250	243
Series I 0.864%, 10/21/25	560	519
NatWest Group plc 2.359%, 5/22/24	435	433
PNC Financial Services Group, Inc. (The) Series U 6.000% (4)	240	221
Popular, Inc. 6.125%, 9/14/23	340	335
Sumitomo Mitsui Financial Group, Inc. 0.508%, 1/12/24	428	412
Truist Financial Corp. 1.267%, 3/2/27	400	352
	Par Value(1)	Value

Banks—continued
Wells Fargo & Co.
2.879%, 10/30/30	$ 625	$ 543
3.350%, 3/2/33	360	312
		10,839

Biotechnology—0.3%
Amgen, Inc.
5.150%, 3/2/28	300	306
3.000%, 2/22/29	82	76
5.650%, 3/2/53	325	338
		720

Commercial Services—0.3%
Ashtead Capital, Inc. 144A 4.000%, 5/1/28(3)	475	441
Massachusetts Institute of Technology 5.600%, 7/1/11	175	195
		636

Computers—0.1%
Leidos, Inc. 5.750%, 3/15/33	350	358
Diversified Financial Services—0.9%
AerCap Ireland Capital DAC
3.500%, 1/15/25	150	143
3.000%, 10/29/28	467	408
American Express Co.
4.050%, 5/3/29	560	546
8.150%, 3/19/38	105	134
Discover Financial Services
4.100%, 2/9/27	190	180
6.700%, 11/29/32	325	335
Synchrony Financial 4.375%, 3/19/24	375	360
		2,106

Electric Utilities—2.1%
DTE Electric Co. Series A 4.050%, 5/15/48	120	102
Duke Energy Florida LLC
2.500%, 12/1/29	143	126
2.400%, 12/15/31	250	210
Duke Energy Progress LLC 3.450%, 3/15/29	330	308
Enel Finance International N.V. 144A 5.500%, 6/15/52(3)	575	516
Eversource Energy 4.200%, 6/27/24	450	446
Jersey Central Power & Light Co.
6.150%, 6/1/37	270	282
144A 2.750%, 3/1/32(3)	106	89
MidAmerican Energy Co. 4.250%, 7/15/49	50	45
	Par Value(1)	Value

Electric Utilities—continued
New York State Electric & Gas Corp. 144A 2.150%, 10/1/31(3)	$ 255	$ 204
Niagara Mohawk Power Corp. 144A 1.960%, 6/27/30(3)	240	195
Northern States Power Co. 4.500%, 6/1/52	690	636
PacifiCorp.
2.900%, 6/15/52	30	21
5.350%, 12/1/53	650	665
Pennsylvania Electric Co.
6.150%, 10/1/38	95	98
144A 4.150%, 4/15/25(3)	327	318
Southern California Edison Co. 2.750%, 2/1/32	132	113
Virginia Electric & Power Co. Series A 3.800%, 4/1/28	470	455
Wisconsin Public Service Corp. 2.850%, 12/1/51	133	91
		4,920

Electronics—0.1%
Arrow Electronics, Inc. 6.125%, 3/1/26	300	301
Entertainment—0.2%
Warnermedia Holdings, Inc. 144A 5.050%, 3/15/42(3)	510	427
Equity Real Estate Investment Trusts (REITs)—0.8%
Alexandria Real Estate Equities, Inc. 2.950%, 3/15/34	550	440
AvalonBay Communities, Inc. 1.900%, 12/1/28	420	362
Boston Properties LP 3.400%, 6/21/29	500	410
Invitation Homes Operating Partnership LP 2.300%, 11/15/28	395	331
Kimco Realty OP LLC 2.700%, 10/1/30	507	422
		1,965

Food & Beverage—0.2%
PepsiCo, Inc.
3.900%, 7/18/32	400	391
2.875%, 10/15/49	200	152
		543

See Notes to Financial Statements

Global Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023
($ reported in thousands)
	Par Value(1)	Value

Hand/Machine Tools—0.3%
Regal Rexnord Corp. 144A 6.050%, 4/15/28(3)	$ 675	$ 675
Healthcare-Services—0.4%
Centene Corp. 2.450%, 7/15/28	308	268
Elevance Health, Inc. 4.900%, 2/8/26	650	649
		917

Insurance—0.5%
Athene Global Funding 144A 3.205%, 3/8/27(3)	135	124
Global Atlantic Fin Co. 144A 3.125%, 6/15/31(3)	755	595
Massachusetts Mutual Life Insurance Co. 144A 5.077%, 2/15/69(3)	345	314
Metropolitan Life Insurance Co. 144A 7.800%, 11/1/25(3)	215	227
		1,260

Internet—0.1%
Netflix, Inc.
4.875%, 4/15/28	275	274
5.875%, 11/15/28	87	91
		365

Media—0.2%
Paramount Global
3.450%, 10/4/26	180	167
6.375%, 3/30/62	345	273
		440

Multi-National—0.8%
International Bank for Reconstruction & Development (SOFR + 0.370%) 5.076%, 2/11/31(2)	2,000	1,981
Oil, Gas & Consumable Fuels—0.3%
BP Capital Markets America, Inc. 3.060%, 6/17/41	112	87
Continental Resources, Inc. 144A 2.875%, 4/1/32(3)	158	123
EQT Corp. 144A 3.125%, 5/15/26(3)	370	342
	Par Value(1)	Value

Oil, Gas & Consumable Fuels—continued
Hess Corp. 7.125%, 3/15/33	$ 180	$ 199
		751

Paper & Forest Products—0.1%
Suzano Austria GmbH 3.750%, 1/15/31	190	164
Passenger Airlines—0.4%
American Airlines, Inc.
144A 11.750%, 7/15/25(3)	86	94
144A 5.500%, 4/20/26(3)	150	147
Delta Air Lines, Inc. 144A 4.750%, 10/20/28(3)	113	109
Mileage Plus Holdings LLC 144A 6.500%, 6/20/27(3)	408	407
United Airlines, Inc. 144A 4.625%, 4/15/29(3)	201	182
		939

Personal Care Products—0.3%
Haleon U.S. Capital LLC 144A 3.375%, 3/24/27(3)	250	237
Kenvue, Inc. 144A 5.000%, 3/22/30(3)	500	515
		752

Pharmaceuticals—0.1%
CVS Health Corp.
4.300%, 3/25/28	87	85
2.700%, 8/21/40	285	204
		289

Pipelines—0.5%
Energy Transfer LP
6.500%, 2/1/42	150	156
6.000%, 6/15/48	100	95
Series G 7.125%(4)	215	181
Northern Natural Gas Co. 144A 3.400%, 10/16/51(3)	109	78
Plains All American Pipeline LP Series B (3 month LIBOR + 4.110%) 8.974% (2)(4)	175	155
Targa Resources Partners LP
6.875%, 1/15/29	152	155
5.500%, 3/1/30	285	278
		1,098

	Par Value(1)	Value

Retail—0.0%
Lowe’s Cos., Inc. 4.250%, 4/1/52	$ 150	$ 123
Semiconductors—0.3%
Broadcom, Inc. 144A 3.137%, 11/15/35(3)	377	290
NXP B.V. 2.500%, 5/11/31	660	543
		833

Software—0.4%
Autodesk, Inc. 2.400%, 12/15/31	442	368
Oracle Corp. 5.550%, 2/6/53	500	476
		844

Telecommunications—0.4%
T-Mobile USA, Inc.
4.950%, 3/15/28	225	227
3.875%, 4/15/30	700	657
		884

Transportation—0.2%
GATX Corp. 1.900%, 6/1/31	575	447
Water Utilities—0.1%
American Water Capital Corp. 4.450%, 6/1/32	285	281
Total Corporate Bonds and Notes (Identified Cost $39,748)		36,916

	Shares
Common Stocks—14.0%
Automobile Components—0.0%
Cie Generale des Etablissements Michelin SCA	660	20
Niterra Co., Ltd.	900	19
		39

Automobiles—0.0%
Yamaha Motor Co., Ltd.	3,000	78
Banks—0.9%
AMMB Holdings Bhd	57,700	49
Bank Hapoalim BM	6,472	54
Bank Leumi Le-Israel BM	9,182	69
Bank Mandiri Persero Tbk PT	880,800	607
Bank of China Ltd. Class H	395,000	151
BDO Unibank, Inc.	47,448	112
See Notes to Financial Statements

Global Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023
($ reported in thousands)
	Shares	Value

Banks—continued
BOC Hong Kong Holdings Ltd.	45,500	$ 142
China Construction Bank Corp. Class H	154,000	100
CTBC Financial Holding Co., Ltd.	121,000	87
HDFC Bank Ltd. ADR	5,803	387
ICICI Bank Ltd. Sponsored ADR	2,203	47
Japan Post Bank Co., Ltd.	15,000	122
Oversea-Chinese Banking Corp., Ltd.	1,600	15
Postal Savings Bank of China Co., Ltd. Class H	66,000	39
RHB Bank Bhd	39,200	50
Sumitomo Mitsui Trust Holdings, Inc.	2,100	72
Tisco Financial Group PCL Foreign Shares	11,100	33
		2,136

Beverages—0.2%
Anadolu Efes Biracilik Ve Malt Sanayii AS	27,811	93
Coca-Cola Co. (The)	2,108	131
Coca-Cola Icecek AS	2,999	32
PepsiCo, Inc.	919	168
Suntory Beverage & Food Ltd.	2,800	104
		528

Biotechnology—0.6%
3SBio, Inc.	23,500	23
AbbVie, Inc.	1,145	183
Amgen, Inc.	1,196	289
Gilead Sciences, Inc.	5,776	479
Regeneron Pharmaceuticals, Inc. Registered shares(5)	601	494
		1,468

Broadline Retail—0.1%
Amazon.com, Inc.(5)	438	45
Takashimaya Co., Ltd.	5,000	73
		118

Building Products—0.5%
Carrier Global Corp.	5,052	231
Daikin Industries Ltd.	1,300	233
Johnson Controls International plc	3,687	222
Lennox International, Inc.	854	215
Trane Technologies plc	1,282	236
		1,137

Capital Markets—0.0%
TMX Group Ltd.	507	51
	Shares	Value

Chemicals—0.5%
Air Products & Chemicals, Inc.	1,089	$ 313
Albemarle Corp.	1,319	292
Daicel Corp.	6,100	46
Fufeng Group Ltd.	80,000	46
Linde plc	789	280
Osaka Soda Co. Ltd.	1,000	33
Sociedad Quimica y Minera de Chile S.A. Sponsored ADR	3,361	272
		1,282

Commercial Services & Supplies—0.1%
Waste Connections, Inc.	1,237	172
Waste Management, Inc.	1,097	179
		351

Communications Equipment—0.2%
Cisco Systems, Inc.	6,543	342
Motorola Solutions, Inc.	277	79
Nokia Oyj	6,109	30
		451

Construction & Engineering—0.0%
Ackermans & van Haaren N.V.	351	58
Consumer Staples Distribution & Retail—0.4%
Carrefour S.A.	2,271	46
Costco Wholesale Corp.	255	127
Kesko Oyj Class B	2,560	55
Koninklijke Ahold Delhaize N.V.	6,488	221
Loblaw Cos., Ltd.	1,790	163
Walmart, Inc.	2,191	323
		935

Diversified Telecommunication Services—0.6%
AT&T, Inc.	6,455	124
Deutsche Telekom AG Registered Shares	15,201	369
Elisa Oyj	2,239	135
Koninklijke KPN NV	20,862	74
Nippon Telegraph & Telephone Corp.	9,788	293
NOS SGPS S.A	6,577	30
Orange S.A.	16,269	193
Swisscom AG Registered Shares	132	84
Telefonica Deutschland Holding AG	30,022	92
		1,394

Electric Utilities—0.4%
American Electric Power Co., Inc.	2,067	188
	Shares	Value

Electric Utilities—continued
Duke Energy Corp.	2,104	$ 203
Evergy, Inc.	1,443	88
FirstEnergy Corp.	2,000	80
Hawaiian Electric Industries, Inc.	1,228	47
Iberdrola S.A.	3,398	43
NextEra Energy, Inc.	3,102	239
Power Assets Holdings Ltd.	14,000	75
		963

Electrical Equipment—0.6%
ABB Ltd. Registered Shares	6,999	240
Bloom Energy Corp. Class A(5)	12,608	251
Generac Holdings, Inc.(5)	1,055	114
Plug Power, Inc.(5)	11,343	133
Signify N.V.	6,294	209
Sunrun, Inc.(5)	6,149	124
Vestas Wind Systems A/S	10,100	293
		1,364

Electronic Equipment, Instruments & Components—0.2%
Canon Marketing Japan, Inc.	2,400	57
Delta Electronics, Inc.	33,000	327
Landis+Gyr Group AG(5)	450	35
		419

Energy Equipment & Services—0.2%
Baker Hughes Co. Class A	8,120	234
Schlumberger N.V.	6,416	315
		549

Entertainment—0.1%
Activision Blizzard, Inc.	1,278	109
Square Enix Holdings Co. Ltd.	600	29
Take-Two Interactive Software, Inc.(5)	542	65
		203

Financial Services—0.2%
Mastercard, Inc. Class A	773	281
Plus500 Ltd.	1,264	26
Visa, Inc. Class A	936	211
Yuanta Financial Holding Co., Ltd.	30,900	23
		541

Food Products—1.4%
Bunge Ltd.	2,336	223
Campbell Soup Co.	961	53
Conagra Brands, Inc.	17,194	646
See Notes to Financial Statements

Global Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023
($ reported in thousands)
	Shares	Value

Food Products—continued
Flowers Foods, Inc.	1,975	$ 54
General Mills, Inc.	9,677	827
Hershey Co. (The)	3,017	768
Indofood CBP Sukses Makmur Tbk PT	57,800	38
Kellogg Co.	2,077	139
Kuala Lumpur Kepong Bhd	7,400	35
Mondelez International, Inc. Class A	2,000	139
Nestle S.A. Registered Shares	1,716	209
Nissin Foods Holdings Co. Ltd.	700	64
PPB Group Bhd	6,400	24
Sino Grandness Food Industry Group Ltd.(5)(6)	77,400	—
WH Group Ltd.	127,000	76
Wilmar International Ltd.	8,700	28
		3,323

Gas Utilities—0.3%
Kunlun Energy Co., Ltd.	262,000	205
Northwest Natural Holding Co.	1,038	49
Osaka Gas Co., Ltd.	7,000	115
Tokyo Gas Co. Ltd.	13,000	244
		613

Ground Transportation—0.0%
Kintetsu Group Holdings Co. Ltd.	2,300	74
Healthcare Equipment & Supplies—0.2%
Abbott Laboratories	1,637	166
Becton Dickinson & Co.	259	64
Hologic, Inc.(5)	3,121	252
		482

Healthcare Providers & Services—0.6%
Bumrungrad Hospital PCL Foreign Shares	27,700	183
Cigna Group (The)	2,378	608
CVS Health Corp.	326	24
Galenica AG	608	52
Humana, Inc.	813	395
Premier, Inc. Class A	1,431	46
Quest Diagnostics, Inc.	482	68
UnitedHealth Group, Inc.	243	115
		1,491

	Shares	Value

Hotels, Restaurants & Leisure—0.1%
McDonald’s Corp.	492	$ 138
Household Durables—0.0%
Haseko Corp.	3,000	35
Sekisui House Ltd.	3,200	65
		100

Independent Power Producers & Energy Traders—0.1%
Concord New Energy Group Ltd.	400,000	36
Electric Power Development Co. Ltd.	1,200	19
Sunnova Energy International, Inc.(5)	8,486	133
		188

Industrial REITs—0.0%
STAG Industrial, Inc.	1,281	43
Insurance—0.4%
Assicurazioni Generali SpA	3,074	61
Chubb Ltd.	1,683	327
DB Insurance Co., Ltd.	1,086	63
Genworth Financial, Inc. Class A(5)	10,649	54
Hyundai Marine & Fire Insurance Co., Ltd.	1,980	51
Japan Post Holdings Co., Ltd.	12,500	101
Marsh & McLennan Cos., Inc.	499	83
Samsung Fire & Marine Insurance Co., Ltd.	412	65
Willis Towers Watson plc	202	47
		852

Interactive Media & Services—0.0%
Alphabet, Inc. Class A(5)	1,031	107
IT Services—0.2%
Accenture plc Class A	323	92
Digital China Holdings Ltd.	33,000	15
International Business Machines Corp.	2,940	386
		493

Machinery—0.2%
Chart Industries, Inc.(5)	1,599	201
Ingersoll Rand, Inc.	4,251	247
		448

	Shares	Value

Marine Transportation—0.2%
Kuehne + Nagel International AG Registered Shares	506	$ 151
Orient Overseas International Ltd.	11,000	211
		362

Media—0.1%
Omnicom Group, Inc.	1,408	133
Metals & Mining—0.2%
Dundee Precious Metals, Inc.	8,500	62
First Quantum Minerals, Ltd.	8,989	206
Norsk Hydro ASA	30,276	225
Yamato Kogyo Co. Ltd.	1,800	73
		566

Mortgage Real Estate Investment Trusts (REITs)—0.1%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	6,211	178
Multi-Utilities—0.4%
Ameren Corp.	1,081	93
CMS Energy Corp.	1,768	109
Consolidated Edison, Inc.	1,824	174
Dominion Energy, Inc.	2,546	142
National Grid plc	7,585	103
NiSource, Inc.	2,113	59
WEC Energy Group, Inc.	1,697	161
		841

Oil, Gas & Consumable Fuels—0.4%
Cheniere Energy, Inc.	1,839	290
Cosmo Energy Holdings Co., Ltd.	600	19
PetroChina Co., Ltd. Class H	220,000	130
Repsol S.A.	2,011	31
United Tractors Tbk PT	93,700	182
Valero Energy Corp.	2,362	330
		982

Pharmaceuticals—0.8%
Bristol-Myers Squibb Co.	2,148	149
Johnson & Johnson	634	98
Merck & Co., Inc.	7,265	773
Merck KGaA	298	56
Novartis AG Registered Shares	1,708	156
See Notes to Financial Statements

Global Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023
($ reported in thousands)
	Shares	Value

Pharmaceuticals—continued
Novo Nordisk A/S Class B	705	$ 111
Ono Pharmaceutical Co. Ltd.	5,200	108
Pfizer, Inc.	4,017	164
Roche Holding AG	612	175
Sanofi	1,217	132
		1,922

Professional Services—0.2%
Automatic Data Processing, Inc.	470	105
Booz Allen Hamilton Holding Corp. Class A	875	81
Paychex, Inc.	1,937	222
		408

Real Estate Management & Development—0.0%
Swire Properties Ltd.	43,800	113
Semiconductors & Semiconductor Equipment—0.4%
ASE Technology Holding Co. Ltd. ADR	9,862	79
Enphase Energy, Inc.(5)	1,578	332
QUALCOMM, Inc.	509	65
SolarEdge Technologies, Inc.(5)	1,030	313
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR	596	55
United Microelectronics Corp.	55,000	96
		940

Software—0.6%
Cadence Design Systems, Inc.(5)	2,863	601
Descartes Systems Group, Inc. (The)(5)	728	59
Intuit, Inc.	212	95
Microsoft Corp.	952	274
Oracle Corp.	2,653	247
Roper Technologies, Inc.	41	18
Synopsys, Inc.(5)	269	104
		1,398

Specialty Retail—0.3%
AutoZone, Inc.(5)	76	187
Home Depot, Inc. (The)	671	198
O’Reilly Automotive, Inc.(5)	262	222
	Shares	Value

Specialty Retail—continued
Shimamura Co., Ltd.	600	$ 61
		668

Technology Hardware, Storage & Peripherals—0.5%
Apple, Inc.	3,902	643
FUJIFILM Holdings Corp.	1,379	70
Lenovo Group Ltd.	68,000	74
Lite-On Technology Corp.	39,000	94
Quanta Computer, Inc.	72,000	211
		1,092

Trading Companies & Distributors—0.3%
ITOCHU Corp.	5,900	192
Mitsui & Co., Ltd.	3,700	115
Rexel SA	10,149	242
Sojitz Corp.	3,400	71
Solar A/S Class B	173	14
Sumitomo Corp.	4,200	74
		708

Transportation Infrastructure—0.0%
Kamigumi Co., Ltd.	2,200	46
Wireless Telecommunication Services—0.2%
KDDI Corp.	4,400	136
SoftBank Corp.	16,300	188
Turkcell Iletisim Hizmetleri AS	33,834	56
		380

Total Common Stocks (Identified Cost $30,952)		33,154

Affiliated Mutual Funds—24.8%
Virtus Duff & Phelps Water Fund Institutional Shares(7)(8)	387,463	7,110
Virtus NFJ Global Sustainability Fund Institutional Shares(7)(8)	3,287,132	51,739
Total Affiliated Mutual Funds (Identified Cost $65,430)		58,849

Exchange-Traded Funds—5.3%
iShares ESG Aware MSCI USA ETF(8)	82,681	7,479
iShares Trust iShares ESG Aware MSCI EAFE ETF(8)	53,959	3,876
	Shares	Value

iShares, Inc. iShares ESG Aware MSCI EM ETF(8)	36,917	$ 1,162
Total Exchange-Traded Funds (Identified Cost $13,316)		12,517

Total Long-Term Investments—82.1% (Identified Cost $209,450)		194,896

Short-Term Investment—12.0%
Money Market Mutual Fund—12.0%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 4.717%)(8)	28,602,252	28,602
Total Short-Term Investment (Identified Cost $28,602)		28,602

TOTAL INVESTMENTS—94.1% (Identified Cost $238,052)		$223,498
Other assets and liabilities, net—5.9%		14,004
NET ASSETS—100.0%		$237,502

Abbreviations:
ACES	Alternative Credit Enhancements Securities
ADR	American Depositary Receipt
BIST	Borsa Istanbul
BTP	Italian Buonie
CDX.EM	Markit CDX® Emerging Markets Index
CDX.NA.HY	Markit’s North American High Yield CDX Index
CLO	Collateralized Loan Obligation
DAX	Deutsche Boerse AG German Stock Index
DJ	Dow Jones
EAFE	Europe, Australasia and Far East
ETF	Exchange-Traded Fund
FTSE	Financial Times Stock Exchange
HSBC	Hong Kong & Shanghai Bank
IBEX	Spanish Stock Exchange
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
MIB	Milano Indice di Borsa
MSCI	Morgan Stanley Capital International
OAT	Obligations Assimilables du Trésor
REIT	Real Estate Investment Trust
S&P	Standard & Poor’s
SOFR	Secured Overnight Financing Rate
TOPIX	Tokyo Stock Price Index

Foreign Currencies:
JPY	Japanese Yen

For information regarding the abbreviations, see the Key Investment Terms starting on page 5.
See Notes to Financial Statements

Global Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023
($ reported in thousands)
Footnote Legend:
(1)	Par Value disclosed in foreign currency is reported in thousands.
(2)	Variable rate security. Rate disclosed is as of March 31, 2023. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2023, these securities amounted to a value of $19,004 or 8.0% of net assets.
(4)	No contractual maturity date.
(5)	Non-income producing.
(6)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(7)	Affiliated investment. See Note 4H in Notes to Financial Statements
(8)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Counterparties:
ICE	Intercontinental Exchange

Country Weightings†
Equity: North America	36%
Equity: Developed Markets ex U.S.	21
Equity: Emerging Markets	6
Fixed Income (U.S. and non-U.S.	31
Other	6
Total	100%
†% of total investments as of March 31, 2023.
Exchange-traded futures contracts as of March 31, 2023 were as follows:
Issue	Expiration	Contracts Purchased/(Sold)	Notional Value	Value / Unrealized Appreciation	Value / Unrealized Depreciation
Long Contracts:
BIST 30 Index Future	April 2023	62	$ 173	$ —	$ (16)
FTSE China Index Future	April 2023	33	439	6	—
FTSE Taiwan Index Future	April 2023	19	1,055	9	—
IBEX 35 Index Future	April 2023	3	299	10	—
10 Year Australian Bond Future	June 2023	12	986	2	—
10 Year Canadian Bond Future	June 2023	4	373	—	(4)
2 Year U.S. Treasury Note Future	June 2023	37	7,639	84	—
30 Year U.S. Treasury Bond Future	June 2023	19	2,492	104	—
5 Year U.S. Treasury Note Future	June 2023	46	5,037	103	—
Australian Dollar Future	June 2023	5	335	—	(1)
British Pound Future	June 2023	60	4,633	38	—
Canadian Dollar Future	June 2023	2	148	—	— (1)
DAX Mini Index Future	June 2023	11	942	32	—
Euro FX Currency Future	June 2023	42	5,724	94	—
FTSE 100 Index Future	June 2023	2	189	— (1)	—
FTSE/JSE Future	June 2023	23	920	4	—
FTSE/MIB Index Future	June 2023	2	289	11	—
Japanese Yen Future	June 2023	17	1,620	—	(11)
MSCI EAFE Index Future	June 2023	95	9,958	564	—
MSCI Emerging Index Future	June 2023	102	5,077	243	—
New Zealand Dollar Future	June 2023	10	625	—	(2)
S&P 500® E-Mini Index Future	June 2023	144	26,207	1,421	—
S&P Emini Financial Sector Futures	June 2023	35	3,493	11	—
S&P Emini Health Care Sector Futures	June 2023	36	4,749	141	—
S&P Future	June 2023	3	537	7	—
SPI 200 Index Future	June 2023	4	481	—	— (1)
TOPIX Index Future	June 2023	16	2,414	2	—
U.S. Treasury Ultra Bond Future	June 2023	72	10,161	—	(59)
				$2,886	$ (93)
Short Contracts:
Bovespa Index Future	April 2023	(28)	(113)	—	(1)
10 Year Euro-Bund Future	June 2023	(11)	(1,620)	—	(14)
10 Year Japanese Bond Future	June 2023	(10)	(11,156)	—	(144)
10 Year U.K. Gilt Future	June 2023	(10)	(1,275)	20	—
10 Year U.S. Treasury Note Future	June 2023	(227)	(26,087)	55	—
10 Year U.S. Ultra Future	June 2023	(45)	(5,451)	3	—
DJ U.S. Real Estate Index Future	June 2023	(105)	(3,479)	—	(63)
See Notes to Financial Statements

Global Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023
($ reported in thousands)
Exchange-traded futures contracts as of March 31, 2023 were as follows (continued):
Issue	Expiration	Contracts Purchased/(Sold)	Notional Value	Value / Unrealized Appreciation	Value / Unrealized Depreciation
Euro-BTP Future	June 2023	(11)	$ (1,376)	$ —	$ (5)
Euro-OAT Future	June 2023	(11)	(1,554)	—	(19)
S&P 500® E-Mini Index Future	June 2023	(16)	(3,310)	—	(170)
S&P E-Mini Index Future	June 2023	(64)	(4,895)	—	(393)
				78	(809)
Total				$2,964	$ (902)

Centrally cleared credit default swaps - sell protection(2) outstanding as of March 31, 2023 was as follows:
Reference Entity	Payment Frequency	Counterparty	Fixed Rate	Expiration Date	Notional Amount(3)	Value	Premiums Paid (Received)	Unrealized Appreciation	Unrealized Depreciation
CDX.NA.HY.39	Quarterly	ICE	5.000%	12/20/27	$1,500	$ 20	$ (15)	$35	$—
CDX.EM.39	Quarterly	ICE	1.000%	6/20/28	3,400	(194)	(236)	42	—
Total						$(174)	$(251)	$77	$—

Footnote Legend:
(1)	Amount is less than $500.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
The following table summarizes the value of the Fund’s investments as of March 31, 2023, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Asset-Backed Securities	$ 14,275	$ —	$14,275	$—
Corporate Bonds and Notes	36,916	—	36,916	—
Foreign Government Security	2,329	—	2,329	—
Mortgage-Backed Securities	21,823	—	21,823	—
U.S. Government Securities	15,033	—	15,033	—
Equity Securities:
Common Stocks	33,154	26,316	6,838	— (1)
Affiliated Mutual Funds	58,849	58,849	—	—
Exchange-Traded Funds	12,517	12,517	—	—
Money Market Mutual Fund	28,602	28,602	—	—
Other Financial Instruments:
Futures Contracts	2,964	2,964	—	—
Total Assets	226,462	129,248	97,214	— (1)
Liabilities:
Other Financial Instruments:
Futures Contracts	(902)	(902)	—	—
Centrally Cleared Credit Default Swaps	(174)	—	(174)	—
Total Liabilities	(1,076)	(902)	(174)	—
Total Investments	$225,386	$128,346	$97,040	$— (1)

(1)	Includes internally fair valued securities currently priced at zero ($0).
See Notes to Financial Statements

Global Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023
($ reported in thousands)
There were no transfers into or out of Level 3 related to securities held at March 31, 2023.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended March 31, 2023.
See Notes to Financial Statements

International Small-Cap Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2023
($ reported in thousands)
	Shares	Value
Preferred Stocks—1.6%
Brazil—1.4%
Metalurgica Gerdau S.A., 10.790%	292,300	$ 683
Chile—0.2%
Embotelladora Andina S.A., 13.210%	46,191	119
Total Preferred Stocks (Identified Cost $879)		802

Common Stocks—93.0%
Australia—3.5%
AUB Group Ltd.	16,391	282
Iluka Resources Ltd.	62,481	446
JB Hi-Fi Ltd.	11,019	314
Sierra Rutile Holdings Ltd.(1)	16,839	3
Super Retail Group Ltd.	81,123	686
		1,731

Austria—1.7%
Raiffeisen Bank International AG(1)	22,930	352
Wienerberger AG	16,000	462
		814

Bermuda—1.0%
DFI Retail Group Holdings Ltd.	38,400	117
Kunlun Energy Co., Ltd.	456,000	356
		473

Brazil—0.4%
Tupy S.A.	43,200	206
Canada—6.5%
Boardwalk Real Estate Investment Trust	6,677	272
Capital Power Corp.	18,725	577
Dream Industrial Real Estate Investment Trust	29,944	326
Granite Real Estate Investment Trust	5,801	359
H&R Real Estate Investment Trust	26,569	248
Parex Resources, Inc.	15,457	287
Russel Metals, Inc.	13,772	350
TFI International, Inc.	6,417	766
		3,185

Cayman Islands—0.3%
Kingboard Laminates Holdings Ltd.	122,500	128
China—1.0%
Bank of Jiangsu Co., Ltd. Class A	480,062	491
	Shares	Value

Denmark—1.7%
D/S Norden A/S	6,136	$ 412
Pandora A/S	4,554	434
		846

France—2.6%
Ipsen S.A.	5,594	616
Verallia S.A.	15,567	663
		1,279

Germany—1.8%
Aurubis AG	1,528	141
HUGO BOSS AG	10,590	759
		900

Greece—2.8%
Motor Oil Hellas Corinth Refineries S.A.	21,544	553
Mytilineos S.A.	13,945	396
Piraeus Financial Holdings S.A.(1)	209,448	454
		1,403

Hungary—0.5%
Richter Gedeon Nyrt	12,261	256
Indonesia—1.1%
Bukit Asam Tbk PT	472,400	126
Indo Tambangraya Megah Tbk PT	80,500	212
Matahari Department Store Tbk PT	577,800	190
		528

Israel—1.6%
Mizrahi Tefahot Bank Ltd.	26,043	813
Italy—5.0%
A2A SpA	378,364	603
Banca Mediolanum SpA	93,210	845
Saras SpA(1)	644,893	1,004
		2,452

Japan—19.7%
77 Bank Ltd. (The)	13,800	226
Citizen Watch Co., Ltd.	85,300	502
Cosmo Energy Holdings Co., Ltd.	41,100	1,331
Doutor Nichires Holdings Co., Ltd.	7,000	100
Ebara Corp.	10,100	470
H.U. Group Holdings, Inc.	23,900	481
H2O Retailing Corp.	69,800	785
Hanwa Co., Ltd.	28,200	843
Kanematsu Corp.	25,100	312
Mazda Motor Corp.	80,400	742
Mitsubishi Motors Corp.(1)	93,100	367
Mizuno Corp.	5,400	127
Nippon Sheet Glass Co., Ltd.(1)	21,800	105
	Shares	Value

Japan—continued
Nippon Yusen KK	9,500	$ 222
Onward Holdings Co., Ltd.	103,100	299
SCREEN Holdings Co., Ltd.	2,100	186
Senko Group Holdings Co., Ltd.	52,400	374
Sojitz Corp.	60,600	1,266
Takashimaya Co., Ltd.	11,700	171
Toyota Tsusho Corp.	18,300	780
		9,689

Jersey—0.8%
WNS Holdings Ltd. ADR(1)	4,117	384
Malaysia—0.5%
Bermaz Auto Bhd	231,925	121
Heineken Malaysia Bhd	19,700	119
		240

Mauritius—0.6%
Golden Agri-Resources Ltd.	1,382,900	297
Mexico—1.4%
Arca Continental SAB de C.V.	78,600	713
Netherlands—5.5%
ABN AMRO Bank N.V. CVA GDR	41,446	657
AMG Advanced Metallurgical Group N.V.	8,183	348
ASR Nederland N.V.	11,031	440
Fugro N.V.(1)	9,877	125
OCI N.V.	6,448	219
Randstad N.V.	15,932	943
		2,732

Norway—0.4%
Elkem ASA(1)	52,459	177
Poland—0.6%
Jastrzebska Spolka Weglowa S.A.(1)	26,680	291
Portugal—1.7%
Jeronimo Martins SGPS S.A.	34,676	813
Singapore—2.2%
First Resources Ltd.	330,900	393
Sembcorp Industries Ltd.	127,500	421
Yangzijiang Shipbuilding Holdings Ltd.	301,400	272
		1,086

South Africa—1.4%
AECI Ltd.	19,642	103
Nedbank Group Ltd.	16,404	200
Tiger Brands Ltd.	21,462	242
See Notes to Financial Statements

International Small-Cap Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023
($ reported in thousands)
	Shares	Value

South Africa—continued
Truworths International Ltd.	55,428	$ 166
		711

South Korea—3.8%
Cheil Worldwide, Inc.	12,837	184
Doosan Bobcat, Inc.	14,917	502
Hyundai Marine & Fire Insurance Co., Ltd.	24,005	623
JB Financial Group Co., Ltd.	19,869	134
LX International Corp.	10,130	226
Woori Financial Group, Inc.	21,744	191
		1,860

Spain—2.1%
Cia de Distribucion Integral Logista Holdings S.A.	41,035	1,024
Sweden—1.6%
Bravida Holding AB	11,262	127
SSAB AB Class A	72,019	530
Swedish Orphan Biovitrum AB(1)	5,912	138
		795

Switzerland—1.4%
Cembra Money Bank AG	2,511	197
u-blox Holding AG(1)	3,451	482
		679

Taiwan—5.6%
Aerospace Industrial Development Corp.	166,000	227
Gamania Digital Entertainment Co., Ltd.	82,000	198
Novatek Microelectronics Corp.	33,000	469
Sitronix Technology Corp.	63,000	494
Taichung Commercial Bank Co., Ltd.	1,364,000	622
TaiDoc Technology Corp.	30,000	183
Wistron Corp.	406,000	559
		2,752

	Shares	Value

Thailand—2.6%
AP Thailand PCL Foreign Shares	2,203,700	$ 775
Chularat Hospital PCL Foreign Shares	4,586,600	486
		1,261

Turkey—0.3%
BIM Birlesik Magazalar AS	21,912	170
United Kingdom—7.5%
4imprint Group plc	6,540	389
Beazley plc	70,862	522
Centrica plc	242,105	317
Dunelm Group plc	34,635	472
Greggs plc	17,788	609
OSB Group plc	139,445	828
Pagegroup plc	79,271	446
SThree plc	24,823	128
		3,711

United States—1.8%
Vishay Intertechnology, Inc.	12,849	291
Warrior Met Coal, Inc.	16,514	606
		897

Total Common Stocks (Identified Cost $40,875)		45,787

Exchange-Traded Fund—2.9%
iShares MSCI India Small-Cap ETF(2)	28,524	1,419
Total Exchange-Traded Fund (Identified Cost $1,466)		1,419

Total Long-Term Investments—97.5% (Identified Cost $43,220)		48,008

	Shares	Value

Short-Term Investment—0.2%
Money Market Mutual Fund—0.2%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 4.717%)(2)	99,952	$ 100
Total Short-Term Investment (Identified Cost $100)		100

TOTAL INVESTMENTS—97.7% (Identified Cost $43,320)		$48,108
Other assets and liabilities, net—2.3%		1,154
NET ASSETS—100.0%		$49,262

Abbreviations:
ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
GDR	Global Depositary Receipt
MSCI	Morgan Stanley Capital International

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
Japan	20%
United Kingdom	8
Canada	7
Taiwan	6
Netherlands	6
Italy	5
United States	5
Other	43
Total	100%
† % of total investments as of March 31, 2023.
For information regarding the abbreviations, see the Key Investment Terms starting on page 5.
See Notes to Financial Statements

International Small-Cap Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of March 31, 2023, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Equity Securities:
Common Stocks	$45,787	$25,372	$20,415
Preferred Stocks	802	802	—
Exchange-Traded Fund	1,419	1,419	—
Money Market Mutual Fund	100	100	—
Total Investments	$48,108	$27,693	$20,415
There were no securities valued using significant unobservable inputs (Level 3) at March 31, 2023.
There were no transfers into or out of Level 3 related to securities held at March 31, 2023.
See Notes to Financial Statements

Newfleet Short Duration High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2023
($ reported in thousands)
	Par Value	Value
Corporate Bonds and Notes—85.8%
Communication Services—13.4%
Banijay Entertainment SASU 144A 5.375%, 3/1/25(1)	$ 4,092	$ 4,000
Connect Finco S.a.r.l. 144A 6.750%, 10/1/26(1)	11,640	10,942
CSC Holdings LLC 5.250%, 6/1/24	5,890	5,684
DirecTV Financing LLC 144A 5.875%, 8/15/27(1)	11,250	10,189
DISH DBS Corp. 144A 5.250%, 12/1/26(1)	12,350	9,854
Gray Television, Inc. 144A 7.000%, 5/15/27(1)	4,500	3,768
Millennium Escrow Corp. 144A 6.625%, 8/1/26(1)	19,450	12,642
Radiate Holdco LLC 144A 4.500%, 9/15/26(1)	7,285	5,701
Summer BC Bidco B LLC 144A 5.500%, 10/31/26(1)	5,054	4,297
Townsquare Media, Inc. 144A 6.875%, 2/1/26(1)	4	4
Univision Communications, Inc.
144A 5.125%, 2/15/25(1)	2,000	1,964
144A 6.625%, 6/1/27(1)	5,578	5,289
		74,334

Consumer Discretionary—10.5%
Caesars Entertainment, Inc. 144A 6.250%, 7/1/25(1)	5,945	5,945
CCM Merger, Inc. 144A 6.375%, 5/1/26(1)	900	879
Clarios Global LP 144A 6.750%, 5/15/25(1)	720	728
eG Global Finance plc
144A 6.750%, 2/7/25(1)	6,250	5,785
144A 8.500%, 10/30/25(1)	8,104	7,586
Ford Motor Credit Co. LLC
6.950%, 3/6/26	1,000	1,015
7.350%, 11/4/27	6,310	6,499
Gates Global LLC 144A 6.250%, 1/15/26(1)	5,873	5,770
Goodyear Tire & Rubber Co. (The) 9.500%, 5/31/25	2,200	2,261
Hilton Worldwide Finance LLC 4.875%, 4/1/27	2,165	2,136
NMG Holding Co., Inc. 144A 7.125%, 4/1/26(1)	5,000	4,694
Royal Caribbean Cruises Ltd. 144A 9.250%, 1/15/29(1)	177	188
Sally Holdings LLC 5.625%, 12/1/25	3,534	3,479
	Par Value	Value

Consumer Discretionary—continued
Scientific Games International, Inc. 144A 7.000%, 5/15/28(1)	$ 4,150	$ 4,108
SeaWorld Parks & Entertainment, Inc. 144A 8.750%, 5/1/25(1)	3,500	3,594
Six Flags Theme Parks, Inc. 144A 7.000%, 7/1/25(1)	3,526	3,562
		58,229

Consumer Staples—2.1%
Albertsons Cos., Inc. 144A 6.500%, 2/15/28(1)	2,927	2,935
Energizer Holdings, Inc. 144A 6.500%, 12/31/27(1)	5,500	5,341
Spectrum Brands, Inc. 5.750%, 7/15/25	3,099	3,059
		11,335

Energy—12.9%
Alliance Resource Operating Partners LP 144A 7.500%, 5/1/25(1)	5,000	4,968
CITGO Petroleum Corp. 144A 7.000%, 6/15/25(1)	2,375	2,343
Cloud Peak Energy Resources LLC PIK 12.000%, 5/1/25(2)	2,860	2,641
CVR Energy, Inc. 144A 5.250%, 2/15/25(1)	14,594	14,009
Delek Logistics Partners LP 144A 7.125%, 6/1/28(1)	2,000	1,831
EQM Midstream Partners LP
144A 6.000%, 7/1/25(1)	2,937	2,903
144A 7.500%, 6/1/27(1)	950	954
Hess Midstream Operations LP 144A 5.625%, 2/15/26(1)	3,000	2,970
Holly Energy Partners LP 144A 6.375%, 4/15/27(1)	3,675	3,634
New Fortress Energy, Inc. 144A 6.750%, 9/15/25(1)	8,500	8,181
NuStar Logistics LP 5.750%, 10/1/25	5,200	5,057
PBF Holding Co. LLC 7.250%, 6/15/25	14,000	13,899
SM Energy Co. 5.625%, 6/1/25	5,000	4,848
Targa Resources Partners LP 6.500%, 7/15/27	3,000	3,059
		71,297

	Par Value	Value

Financials—10.6%
Albion Financing 2 S.a.r.l. 144A 8.750%, 4/15/27(1)	$ 6,000	$ 5,181
Alliant Holdings Intermediate LLC 144A 6.750%, 4/15/28(1)	4,500	4,449
Blackstone Mortgage Trust, Inc. 144A 3.750%, 1/15/27(1)	3,000	2,355
Bread Financial Holdings, Inc. 144A 4.750%, 12/15/24(1)	14,000	12,518
Castlelake Aviation Finance DAC 144A 5.000%, 4/15/27(1)	7,500	6,640
LD Holdings Group LLC 144A 6.500%, 11/1/25(1)	7,025	4,426
PennyMac Financial Services, Inc. 144A 5.375%, 10/15/25(1)	2,750	2,569
Prudential Financial, Inc. 5.625%, 6/15/43	5,000	4,919
SLM Corp. 4.200%, 10/29/25	8,950	8,055
Starwood Property Trust, Inc. 144A 3.750%, 12/31/24(1)	900	829
United Wholesale Mortgage LLC 144A 5.500%, 11/15/25(1)	7,200	6,814
		58,755

Health Care—6.5%
Akumin, Inc. 144A 7.000%, 11/1/25(1)	9,875	7,776
Cheplapharm Arzneimittel GmbH 144A 5.500%, 1/15/28(1)	3,500	3,116
HCA, Inc. 5.375%, 2/1/25	1,500	1,501
Medline Borrower LP 144A 5.250%, 10/1/29(1)	5,705	4,950
RP Escrow Issuer LLC 144A 5.250%, 12/15/25(1)	3,400	2,575
Select Medical Corp. 144A 6.250%, 8/15/26(1)	6,000	5,820
Tenet Healthcare Corp.
4.625%, 7/15/24	1,764	1,740
4.625%, 9/1/24	2,000	1,965
Teva Pharmaceutical Finance Netherlands III B.V.
6.000%, 4/15/24	1,819	1,808
7.125%, 1/31/25	3,700	3,748
7.875%, 9/15/29	825	860
		35,859

Industrials—14.6%
Brink’s Co. (The) 144A 5.500%, 7/15/25(1)	5,000	4,954
See Notes to Financial Statements

Newfleet Short Duration High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023
($ reported in thousands)
	Par Value	Value

Industrials—continued
Chart Industries, Inc. 144A 7.500%, 1/1/30(1)	$ 170	$ 176
Fly Leasing Ltd. 144A 7.000%, 10/15/24(1)	10,990	9,383
Fortress Transportation & Infrastructure Investors LLC 144A 6.500%, 10/1/25(1)	7,792	7,797
Global Aircraft Leasing Co. Ltd. PIK 144A 6.500%, 9/15/24(1)(3)	8,627	7,785
Mileage Plus Holdings LLC 144A 6.500%, 6/20/27(1)	8,033	8,007
Neptune Bidco U.S., Inc. 144A 9.290%, 4/15/29(1)	3,535	3,277
Prime Security Services Borrower LLC 144A 5.250%, 4/15/24(1)	6,000	5,932
Shift4 Payments LLC 144A 4.625%, 11/1/26(1)	13,250	12,455
TransDigm, Inc. 5.500%, 11/15/27	5,200	4,903
Uber Technologies, Inc. 144A 8.000%, 11/1/26(1)	10,459	10,723
WESCO Distribution, Inc. 144A 7.125%, 6/15/25(1)	5,000	5,082
		80,474

Information Technology—6.1%
ACI Worldwide, Inc. 144A 5.750%, 8/15/26(1)	8,500	8,415
ams-OSRAM AG 144A 7.000%, 7/31/25(1)	5,250	4,925
Consensus Cloud Solutions, Inc.
144A 6.000%, 10/15/26(1)	5,750	4,995
144A 6.500%, 10/15/28(1)	5,900	4,893
Veritas U.S., Inc. 144A 7.500%, 9/1/25(1)	6,250	4,705
Viasat, Inc.
144A 5.625%, 9/15/25(1)	1,450	1,375
144A 5.625%, 4/15/27(1)	4,550	4,272
		33,580

Materials—2.9%
Arconic Corp. 144A 6.000%, 5/15/25(1)	2,000	2,000
	Par Value	Value

Materials—continued
LSB Industries, Inc. 144A 6.250%, 10/15/28(1)	$ 14,750	$ 13,128
Mauser Packaging Solutions Holding Co. 144A 7.875%, 8/15/26(1)	1,085	1,085
		16,213

Real Estate—2.6%
Forestar Group, Inc. 144A 3.850%, 5/15/26(1)	4,000	3,598
HAT Holdings I LLC 144A 3.375%, 6/15/26(1)	2,000	1,735
Newmark Group, Inc. 6.125%, 11/15/23	9,197	9,116
		14,449

Utilities—3.6%
Calpine Corp. 144A 5.250%, 6/1/26(1)	1,096	1,068
Ferrellgas LP 144A 5.375%, 4/1/26(1)	4,835	4,527
Sunnova Energy Corp. 144A 5.875%, 9/1/26(1)	11,800	10,000
Vistra Operations Co. LLC 144A 5.500%, 9/1/26(1)	4,500	4,369
		19,964

Total Corporate Bonds and Notes (Identified Cost $515,496)		474,489

Leveraged Loans—9.4%
Chemicals—0.5%
Starfruit Finco B.V. (3 month Term SOFR + 2.850%) 7.526%, 10/1/25(4)	2,990	2,962
Energy—1.6%
Prairie ECI Acquiror LP (1 month LIBOR + 4.750%) 9.590%, 3/11/26(4)	9,200	8,982
Financials—1.3%
Asurion LLC Tranche B-8 (1 month LIBOR + 3.250%) 8.090%, 12/23/26(4)	7,907	7,317
Gaming / Leisure—0.6%
Carnival Corp. Tranche B (1 month LIBOR + 3.000%) 7.840%, 6/30/25(4)	3,292	3,241
	Par Value	Value

Health Care—1.3%
LifePoint Health, Inc. Tranche B, First Lien (3 month LIBOR + 3.750%) 8.575%, 11/16/25(4)	$ 4,370	$ 4,155
Sotera Health Holdings LLC (3 month LIBOR + 3.000%) 0.000%, 12/11/26(4)(5)	3,000	2,947
		7,102

Metals / Minerals—0.8%
Covia Holdings Corp. (3 month LIBOR + 4.000%) 8.782%, 7/31/26(4)	4,240	4,121
Service—3.3%
APX Group, Inc. (3 month LIBOR-PRIME + 3.250%) 8.248% - 10.250%, 7/10/28(4)	9,850	9,786
Pike Corp.
2028 (3 month LIBOR + 3.000%) 0.000%, 1/21/28(4)(5)	3,000	2,974
2028, Tranche B (1 month Term SOFR + 3.500%) 8.307%, 1/21/28(4)	1,159	1,154
Spin Holdco, Inc. (3 month LIBOR + 4.000%) 8.986%, 3/4/28(4)	1,960	1,639
Summer BC Bidco B LLC Tranche B-2 (3 month LIBOR + 4.500%) 9.659%, 12/4/26(4)	2,955	2,781
		18,334

Total Leveraged Loans (Identified Cost $53,310)		52,059

	Shares
Preferred Stock—0.4%
Industrials—0.4%
General Electric Co. Series D, (3 month LIBOR + 3.330%), 8.196%(4)	2,295 (6)	2,293
Total Preferred Stock (Identified Cost $2,226)		2,293

See Notes to Financial Statements

Newfleet Short Duration High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023
($ reported in thousands)
	Shares	Value

Common Stocks—0.0%
Energy—0.0%
Cloud Peak Energy, Inc.(7)(8)(9)	40,020	$ —
Total Common Stocks (Identified Cost $—)		—

Total Long-Term Investments—95.6% (Identified Cost $571,032)		528,841

Short-Term Investment—1.8%
Money Market Mutual Fund—1.8%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 4.717%)(10)	9,958,765	9,959
Total Short-Term Investment (Identified Cost $9,959)		9,959

TOTAL INVESTMENTS—97.4% (Identified Cost $580,991)		$538,800
Other assets and liabilities, net—2.6%		14,195
NET ASSETS—100.0%		$552,995
Abbreviations:
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
PIK	Payment-in-Kind Security
SOFR	Secured Overnight Financing Rate

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2023, these securities amounted to a value of $382,237 or 69.1% of net assets.
(2)	100% of the income received was in cash.
(3)	100% of the income received was in PIK.
(4)	Variable rate security. Rate disclosed is as of March 31, 2023. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(5)	This loan will settle after March 31, 2023, at which time the interest rate, calculated on the base lending rate and the agreed upon spread on trade date, will be reflected.
(6)	Value shown as par value.
(7)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(8)	Non-income producing.
(9)	All or a portion of the security is restricted.
(10)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	85%
Luxembourg	4
United Kingdom	2
Bermuda	2
Cayman Islands	1
Ireland	1
Netherlands	1
Other	4
Total	100%
† % of total investments as of March 31, 2023.
The following table summarizes the value of the Fund’s investments as of March 31, 2023, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Corporate Bonds and Notes	$474,489	$ —	$474,489	$—
Leveraged Loans	52,059	—	52,059	—
Equity Securities:
Preferred Stock	2,293	—	2,293	—
Common Stocks	—	—	—	— (1)
Money Market Mutual Fund	9,959	9,959	—	—
Total Investments	$538,800	$9,959	$528,841	$— (1)

(1)	Includes internally fair valued securities currently priced at zero ($0).
Securities held by the Fund with an end of period value of $2,641 were transferred from Level 3 to Level 2 due to an increase in trading activities at period end.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
For information regarding the abbreviations, see the Key Investment Terms starting on page 5.
See Notes to Financial Statements

Newfleet Short Duration High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023
($ reported in thousands)
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.
	Total	Corporate Bonds And Notes	Common Stocks
Investments in Securities
Balance as of September 30, 2022:	$ 2,919	$ 2,919	$ — (a)
Net realized gain (loss)	(668)	(668)	—
Net change in unrealized appreciation (depreciation)(b)	886	886	—
Sales (c)	(496)	(496)	—
Transfers from Level 3(d)	(2,641)	(2,641)	—
Balance as of March 31, 2023	$ —(a)	$ —	$ — (a)
(a) Includes internally fair valued security currently priced at zero ($0).
(b) The net change in unrealized appreciation (depreciation) on investments still held at March 31, 2023, was $886.
(c) Includes paydowns on securities.
(d) “Transfers into and/or from” represent the ending value as of March 31, 2023, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
See Notes to Financial Statements

NFJ Emerging Markets Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2023
($ reported in thousands)
	Shares	Value
Preferred Stocks—3.9%
Brazil—1.5%
Banco Bradesco S.A., 7.650%	69,900	$ 182
Braskem S.A., 8.350%	107,600	412
Itausa S.A., 5.630%	151,770	246
		840

South Korea—2.4%
Samsung Electronics Co., Ltd., 1.960%	30,839	1,283
Total Preferred Stocks (Identified Cost $1,918)		2,123

Common Stocks—95.2%
Argentina—0.8%
MercadoLibre, Inc.(1)	351	463
Brazil—6.8%
B3 S.A. - Brasil Bolsa Balcao	341,048	695
Cia Siderurgica Nacional S.A.	86,400	263
Klabin S.A.	313,400	227
Localiza Rent a Car S.A.	43,730	459
Lojas Renner S.A.	112,600	369
Raia Drogasil S.A.	99,700	480
TOTVS S.A.	85,000	472
Vibra Energia S.A.	145,500	417
WEG S.A.	46,500	372
		3,754

Canada—0.9%
Pan American Silver Corp.	26,593	484
Cayman Islands—1.9%
Baidu, Inc. Class A(1)	15,900	299
Sapiens International Corp. N.V.	21,837	466
ZTO Express Cayman, Inc.	10,550	302
		1,067

China—36.2%
Alibaba Group Holding Ltd.(1)	157,700	1,997
Anhui Conch Cement Co., Ltd. Class H	71,000	246
ANTA Sports Products Ltd.	30,800	447
Asymchem Laboratories Tianjin Co., Ltd. Class A	11,360	220
Bank of Ningbo Co., Ltd. Class A	45,054	179
BYD Co., Ltd. Class H	15,500	456
China Construction Bank Corp. Class A	330,322	286
China Merchants Bank Co., Ltd. Class A	390,333	1,944
China Merchants Securities Co., Ltd. Class A	117,500	236
	Shares	Value

China—continued
CITIC Securities Co., Ltd. Class A	77,800	$ 232
East Money Information Co., Ltd. Class A	197,339	576
ENN Energy Holdings Ltd.	32,500	445
ENN Natural Gas Co., Ltd. Class A	166,900	506
Hangzhou Tigermed Consulting Co., Ltd. Class A	21,316	297
JD.com, Inc. Class A	19,454	425
Jiangsu Hengli Hydraulic Co., Ltd. Class A	26,400	254
Jiangxi Copper Co., Ltd. Class A	108,900	313
Kweichow Moutai Co., Ltd. Class A	1,500	396
Li Ning Co., Ltd.	36,500	287
Longfor Group Holdings Ltd.	228,500	644
Luxshare Precision Industry Co., Ltd. Class A	203,230	898
Meituan Class B(1)	38,070	691
Midea Group Co., Ltd. Class A	31,900	250
NetEase, Inc.	20,800	367
Ping An Bank Co., Ltd. Class A	211,071	385
Ping An Insurance Group Co. of China Ltd. Class A	39,700	263
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. Class A	7,400	336
Shenzhou International Group Holdings Ltd.	40,600	426
Tencent Holdings Ltd.	66,100	3,230
Thunder Software Technology Co., Ltd. Class A	29,600	467
Wanhua Chemical Group Co., Ltd. Class A	15,000	209
Will Semiconductor Co., Ltd. Shanghai Class A	22,112	294
Wuliangye Yibin Co., Ltd. Class A	7,455	213
WuXi AppTec Co., Ltd. Class H	27,100	284
Wuxi Biologics Cayman, Inc.(1)	46,500	287
Yealink Network Technology Corp., Ltd. Class A	41,700	462
Zhejiang Dingli Machinery Co., Ltd. Class A	59,400	474
		19,922

Colombia—0.7%
Ecopetrol S.A.	751,187	395
	Shares	Value

Hong Kong—3.8%
China Mengniu Dairy Co., Ltd.(1)	94,000	$ 385
Techtronic Industries Co., Ltd.	158,000	1,712
		2,097

India—8.8%
Bajaj Finance Ltd.	6,612	454
Bandhan Bank Ltd.(1)	68,823	164
Berger Paints India Ltd.	225,502	1,599
HDFC Bank Ltd.	34,247	674
HDFC Life Insurance Co., Ltd.	33,672	205
ICICI Lombard General Insurance Co., Ltd.	16,288	212
Indraprastha Gas Ltd.	85,083	445
Info Edge India Ltd.	4,190	190
Kotak Mahindra Bank Ltd.	20,916	442
Tata Steel Ltd.	164,455	210
UltraTech Cement Ltd.	2,646	246
		4,841

Indonesia—1.1%
Aneka Tambang Tbk	2,588,300	361
Semen Indonesia Persero Tbk PT	522,000	220
		581

Israel—4.6%
Bank Hapoalim BM	47,455	392
Bank Leumi Le-Israel BM	58,606	440
Israel Discount Bank Ltd. Class A	83,366	407
Mizrahi Tefahot Bank Ltd.	13,707	428
Nice Ltd.(1)	3,886	870
		2,537

Luxembourg—0.8%
Globant S.A.(1)	2,740	449
Netherlands—4.3%
ASML Holding N.V.	3,504	2,376
Poland—1.3%
Bank Polska Kasa Opieki S.A.	15,427	306
Dino Polska S.A.(1)	4,294	389
		695

Russia—0.0%
HeadHunter Group plc ADR(1)(2)	24,864	— (3)
LUKOIL PJSC Sponsored ADR(1)(2)	24,847	— (3)
Novatek PJSC Sponsored GDR(1)(2)	6,630	— (3)
See Notes to Financial Statements

NFJ Emerging Markets Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023
($ reported in thousands)
	Shares	Value

Russia—continued
Polyus PJSC GDR(1)(2)	4,887	$ — (3)
		— (3)

Saudi Arabia—1.6%
SABIC Agri-Nutrients Co.	12,473	424
Saudi Arabian Oil Co.	51,030	439
		863

Singapore—0.6%
Sea Ltd. ADR(1)	3,986	345
South Africa—2.1%
AngloGold Ashanti Ltd.	16,502	400
Gold Fields Ltd.	54,855	730
		1,130

South Korea—6.9%
CJ Logistics Corp.	2,789	171
Coupang, Inc. Class A(1)	28,224	452
Doosan Bobcat, Inc.	12,409	417
Kakao Corp.	4,195	199
Kia Corp.	8,854	552
LG Chem Ltd.	493	271
NAVER Corp.	1,140	179
NICE Information Service Co., Ltd.	46,554	442
POSCO Holdings, Inc.	1,043	295
Samsung Electronics Co., Ltd.	9,011	446
SaraminHR Co., Ltd.	21,247	396
		3,820

Taiwan—10.1%
Feng TAY Enterprise Co., Ltd.	50,000	318
MediaTek, Inc.	18,000	467
Realtek Semiconductor Corp.	22,200	283
	Shares	Value

Taiwan—continued
Taiwan Semiconductor Manufacturing Co., Ltd.	232,000	$ 4,066
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR	4,872	453
		5,587

United States—1.9%
Advanced Micro Devices, Inc.(1)	4,052	397
Lam Research Corp.	513	272
Monolithic Power Systems, Inc.	722	362
		1,031

Total Common Stocks (Identified Cost $55,938)		52,437

Rights—0.0%
Brazil—0.0%
Localiza Rent a Car S.A., 05/26/23(1)	196	1
Total Rights (Identified Cost $—)		1

Total Long-Term Investments—99.1% (Identified Cost $57,856)		54,561

TOTAL INVESTMENTS—99.1% (Identified Cost $57,856)		$54,561
Other assets and liabilities, net—0.9%		495
NET ASSETS—100.0%		$55,056
Abbreviations:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PJSC	Public Joint Stock Company

Footnote Legend:
(1)	Non-income producing.
(2)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(3)	Amount is less than $500.

Country Weightings†
China	36%
Taiwan	10
South Korea	9
India	9
Brazil	8
Israel	5
Netherlands	4
Other	19
Total	100%
† % of total investments as of March 31, 2023.
The following table summarizes the value of the Fund’s investments as of March 31, 2023, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Equity Securities:
Common Stocks	$52,437	$15,893	$36,544	$— (1)
Preferred Stocks	2,123	840	1,283	—
Rights	1	1	—	—
Total Investments	$54,561	$16,734	$37,827	$— (1)

(1)	Amount is less than $500.
There were no transfers into or out of Level 3 related to securities held at March 31, 2023.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended March 31, 2023.
For information regarding the abbreviations, see the Key Investment Terms starting on page 5.
See Notes to Financial Statements

NFJ Global Sustainability Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2023
($ reported in thousands)
	Shares	Value
Common Stocks—98.3%
Austria—1.4%
Erste Group Bank AG Sponsored ADR	52,442	$ 860
China—2.2%
BYD Co., Ltd. Class H	24,500	720
ENN Energy Holdings Ltd.	45,200	619
		1,339

Finland—2.1%
Stora Enso Oyj Class R	99,846	1,297
France—6.4%
Dassault Systemes SE	30,980	1,272
Kering S.A.	2,039	1,327
Teleperformance	5,746	1,382
		3,981

Germany—2.3%
KION Group AG	15,129	584
Vonovia SE	43,837	825
		1,409

Ireland—2.2%
Kingspan Group plc	20,056	1,371
Israel—2.2%
Nice Ltd. Sponsored ADR(1)	5,971	1,367
Italy—2.6%
Enel SpA	267,219	1,631
Japan—5.3%
Daikin Industries Ltd.	7,486	1,343
MonotaRO Co., Ltd.	66,400	836
Sysmex Corp.	16,700	1,096
		3,275

Netherlands—4.2%
ASML Holding N.V.	3,792	2,571
Spain—2.4%
Industria de Diseno Textil S.A.	45,232	1,516
Sweden—3.9%
Assa Abloy AB Class B	56,693	1,356
Atlas Copco AB Class A	85,735	1,087
		2,443

	Shares	Value

Taiwan—2.4%
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR	15,660	$ 1,457
United Kingdom—6.6%
Barratt Developments plc	190,185	1,095
Dechra Pharmaceuticals plc	36,660	1,198
Segro plc	131,823	1,248
Shell plc	18,336	522
		4,063

United States—52.1%
Accenture plc Class A	5,697	1,628
Adobe, Inc. (1)	6,716	2,588
Alexandria Real Estate Equities, Inc.	10,074	1,265
American Express Co.	9,558	1,577
Apple, Inc.	9,243	1,524
Baxter International, Inc.	15,139	614
Citigroup, Inc.	18,713	878
Crown Castle, Inc.	11,851	1,586
Edwards Lifesciences Corp.(1)	11,125	920
Estee Lauder Cos., Inc. (The) Class A	4,360	1,075
IDEXX Laboratories, Inc.(1)	3,808	1,904
Intercontinental Exchange, Inc.	10,270	1,071
Intuit, Inc.	5,194	2,316
Microsoft Corp.	9,796	2,824
PayPal Holdings, Inc.(1)	16,769	1,273
PNC Financial Services Group, Inc. (The)	4,678	595
S&P Global, Inc.	4,981	1,717
Salesforce, Inc.(1)	3,651	729
STERIS plc	4,847	927
Teleflex, Inc.	2,669	676
Visa, Inc. Class A	8,203	1,850
Xylem, Inc.	8,385	878
Zoetis, Inc. Class A	11,200	1,864
		32,279

Total Common Stocks (Identified Cost $50,626)		60,859

Total Long-Term Investments—98.3% (Identified Cost $50,626)		60,859

	Shares	Value

Short-Term Investment—0.8%
Money Market Mutual Fund—0.8%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 4.717%)(2)	500,711	$ 501
Total Short-Term Investment (Identified Cost $501)		501

TOTAL INVESTMENTS—99.1% (Identified Cost $51,127)		$61,360
Other assets and liabilities, net—0.9%		583
NET ASSETS—100.0%		$61,943

Abbreviations:
ADR	American Depositary Receipt
S&P	Standard & Poor’s

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	54%
United Kingdom	7
France	7
Japan	5
Netherlands	4
Sweden	4
Italy	3
Other	16
Total	100%
† % of total investments as of March 31, 2023.
For information regarding the abbreviations, see the Key Investment Terms starting on page 5.
See Notes to Financial Statements

NFJ Global Sustainability Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of March 31, 2023, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Equity Securities:
Common Stocks	$60,859	$56,245	$4,614
Money Market Mutual Fund	501	501	—
Total Investments	$61,360	$56,746	$4,614
There were no securities valued using significant unobservable inputs (Level 3) at March 31, 2023.
There were no transfers into or out of Level 3 related to securities held at March 31, 2023.
See Notes to Financial Statements

Seix High Yield Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2023
($ reported in thousands)
	Par Value	Value
Corporate Bonds and Notes—89.5%
Communication Services—8.3%
Altice France S.A. 144A 8.125%, 2/1/27(1)	$ 200	$ 185
Cable One, Inc. 144A 4.000%, 11/15/30(1)	225	183
Charter Communications Operating LLC 5.750%, 4/1/48	90	78
CSC Holdings LLC 144A 6.500%, 2/1/29(1)	300	249
DISH DBS Corp. 7.375%, 7/1/28	105	60
DISH Network Corp. 144A 11.750%, 11/15/27(1)	143	139
Hughes Satellite Systems Corp. 6.625%, 8/1/26	365	346
Iliad Holding SASU 144A 6.500%, 10/15/26(1)	270	257
LCPR Senior Secured Financing DAC 144A 6.750%, 10/15/27(1)	200	189
Match Group Holdings II LLC 144A 5.000%, 12/15/27(1)	365	346
Scripps Escrow II, Inc. 144A 5.375%, 1/15/31(1)	450	309
Virgin Media Secured Finance plc 144A 5.500%, 5/15/29(1)	365	340
		2,681

Consumer Discretionary—16.0%
Bath & Body Works, Inc.
6.950%, 3/1/33	120	106
144A 6.625%, 10/1/30(1)	295	288
Caesars Entertainment, Inc.
144A 6.250%, 7/1/25(1)	155	155
144A 8.125%, 7/1/27(1)	330	337
Carnival Corp.
144A 10.500%, 2/1/26(1)	75	78
144A 4.000%, 8/1/28(1)	483	416
Clarios Global LP 144A 8.500%, 5/15/27(1)	335	336
FirstCash, Inc. 144A 5.625%, 1/1/30(1)	241	222
Installed Building Products, Inc. 144A 5.750%, 2/1/28(1)	340	313
Marriott Ownership Resorts, Inc. 4.750%, 1/15/28	265	237
MercadoLibre, Inc. 3.125%, 1/14/31	200	156
MGM Resorts International
5.500%, 4/15/27	190	184
4.750%, 10/15/28	245	228
	Par Value	Value

Consumer Discretionary—continued
Michaels Cos., Inc. (The) 144A 5.250%, 5/1/28(1)	$ 265	$ 221
NCL Corp., Ltd. 144A 7.750%, 2/15/29(1)	210	180
Patrick Industries, Inc. 144A 7.500%, 10/15/27(1)	187	184
QVC, Inc.
4.450%, 2/15/25	42	25
5.450%, 8/15/34	435	163
Royal Caribbean Cruises Ltd.
3.700%, 3/15/28	107	88
144A 11.500%, 6/1/25(1)	314	335
144A 5.375%, 7/15/27(1)	110	98
SeaWorld Parks & Entertainment, Inc. 144A 5.250%, 8/15/29(1)	345	311
Taylor Morrison Communities, Inc. 144A 5.750%, 1/15/28(1)	225	221
VOC Escrow Ltd. 144A 5.000%, 2/15/28(1)	360	319
		5,201

Consumer Staples—3.4%
Simmons Foods, Inc. 144A 4.625%, 3/1/29(1)	360	293
US Foods, Inc.
144A 6.250%, 4/15/25(1)	235	237
144A 4.750%, 2/15/29(1)	325	300
Vector Group Ltd. 144A 5.750%, 2/1/29(1)	312	278
		1,108

Energy—15.6%
California Resources Corp. 144A 7.125%, 2/1/26(1)	290	294
Callon Petroleum Co.
6.375%, 7/1/26	95	90
144A 8.000%, 8/1/28(1)	315	312
CITGO Petroleum Corp. 144A 6.375%, 6/15/26(1)	255	249
Comstock Resources, Inc. 144A 6.750%, 3/1/29(1)	350	320
Crestwood Midstream Partners LP
144A 6.000%, 2/1/29(1)	170	162
144A 7.375%, 2/1/31(1)	55	55
Ensign Drilling, Inc. 144A 9.250%, 4/15/24(1)	145	139
EQM Midstream Partners LP 144A 6.500%, 7/1/27(1)	110	107
Hilcorp Energy I LP 144A 6.250%, 11/1/28(1)	375	356
	Par Value	Value

Energy—continued
Nabors Industries, Inc. 144A 7.375%, 5/15/27(1)	$ 200	$ 196
Patterson-UTI Energy, Inc. 5.150%, 11/15/29	265	244
PDC Energy, Inc. 5.750%, 5/15/26	225	219
Petroleos Mexicanos 144A 10.000%, 2/7/33(1)	200	190
Rockies Express Pipeline LLC 144A 7.500%, 7/15/38(1)	170	156
SM Energy Co. 6.500%, 7/15/28	360	343
Southwestern Energy Co. 5.375%, 3/15/30	325	306
Sunoco LP 5.875%, 3/15/28	235	226
Talos Production, Inc. 12.000%, 1/15/26	227	243
Transocean Titan Financing Ltd. 144A 8.375%, 2/1/28(1)	94	97
Transocean, Inc. 144A 8.750%, 2/15/30(1)	99	101
USA Compression Partners LP 6.875%, 9/1/27	355	339
Weatherford International Ltd. 144A 8.625%, 4/30/30(1)	325	332
		5,076

Financials—16.2%
Alliant Holdings Intermediate LLC 144A 6.750%, 4/15/28(1)	35	35
AssuredPartners, Inc. 144A 5.625%, 1/15/29(1)	95	82
CCO Holdings LLC
4.500%, 5/1/32	98	80
144A 7.375%, 3/1/31(1)	33	32
CDI Escrow Issuer, Inc. 144A 5.750%, 4/1/30(1)	180	174
Enact Holdings, Inc. 144A 6.500%, 8/15/25(1)	217	212
Ford Motor Credit Co. LLC 6.950%, 3/6/26	400	406
Freedom Mortgage Corp. 144A 7.625%, 5/1/26(1)	245	197
Gray Escrow II, Inc. 144A 5.375%, 11/15/31(1)	245	163
Hightower Holding LLC 144A 6.750%, 4/15/29(1)	320	271
See Notes to Financial Statements

Seix High Yield Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023
($ reported in thousands)
	Par Value	Value

Financials—continued
Hilton Grand Vacations Borrower Escrow LLC 144A 5.000%, 6/1/29(1)	$ 130	$ 115
Kinetik Holdings LP 144A 5.875%, 6/15/30(1)	170	164
LSF11 A5 HoldCo. LLC 144A 6.625%, 10/15/29(1)	105	88
Macy’s Retail Holdings LLC 144A 6.125%, 3/15/32(1)	120	106
Midcap Financial Issuer Trust 144A 6.500%, 5/1/28(1)	290	247
MPH Acquisition Holdings LLC 144A 5.500%, 9/1/28(1)	81	64
MPT Operating Partnership LP 5.250%, 8/1/26	200	180
Nationstar Mortgage Holdings, Inc.
144A 5.500%, 8/15/28(1)	295	253
144A 5.750%, 11/15/31(1)	170	132
Organon & Co. 144A 5.125%, 4/30/31(1)	205	182
Park Intermediate Holdings LLC 144A 5.875%, 10/1/28(1)	120	110
PennyMac Financial Services, Inc. 144A 5.750%, 9/15/31(1)	155	123
Radian Group, Inc.
4.500%, 10/1/24	75	72
6.625%, 3/15/25	175	174
Rocket Mortgage LLC 144A 2.875%, 10/15/26(1)	365	327
United Wholesale Mortgage LLC 144A 5.500%, 11/15/25(1)	400	378
Viking Cruises Ltd. 144A 6.250%, 5/15/25(1)	263	247
Vistra Operations Co. LLC 144A 5.125%, 5/13/25(1)	297	289
Williams Scotsman International, Inc. 144A 6.125%, 6/15/25(1)	360	358
		5,261

Health Care—5.1%
Centene Corp. 4.250%, 12/15/27	250	241
DaVita, Inc. 144A 4.625%, 6/1/30(1)	380	324
Horizon Therapeutics USA, Inc. 144A 5.500%, 8/1/27(1)	325	330
Legacy LifePoint Health LLC 144A 6.750%, 4/15/25(1)	65	62
	Par Value	Value

Health Care—continued
Prestige Brands, Inc. 144A 5.125%, 1/15/28(1)	$ 295	$ 286
Syneos Health, Inc. 144A 3.625%, 1/15/29(1)	75	62
Tenet Healthcare Corp.
6.125%, 10/1/28	260	249
144A 6.125%, 6/15/30(1)	115	113
		1,667

Industrials—11.8%
Allegiant Travel Co. 144A 7.250%, 8/15/27(1)	249	248
American Airlines, Inc.
144A 11.750%, 7/15/25(1)	305	334
144A 5.500%, 4/20/26(1)	325	320
144A 7.250%, 2/15/28(1)	14	14
BlueLinx Holdings, Inc. 144A 6.000%, 11/15/29(1)	110	91
Bombardier, Inc. 144A 7.500%, 3/15/25(1)	86	86
Brundage-Bone Concrete Pumping Holdings, Inc. 144A 6.000%, 2/1/26(1)	125	117
Chart Industries, Inc. 144A 7.500%, 1/1/30(1)	138	142
Fertitta Entertainment LLC 144A 6.750%, 1/15/30(1)	260	214
GFL Environmental, Inc. 144A 4.750%, 6/15/29(1)	395	369
Griffon Corp. 5.750%, 3/1/28	140	130
Herc Holdings, Inc. 144A 5.500%, 7/15/27(1)	240	232
Rand Parent LLC 144A 8.500%, 2/15/30(1)	85	80
Spirit AeroSystems, Inc.
144A 7.500%, 4/15/25(1)	82	82
144A 9.375%, 11/30/29(1)	12	13
Terex Corp. 144A 5.000%, 5/15/29(1)	85	79
TMS International Corp. 144A 6.250%, 4/15/29(1)	265	204
TransDigm, Inc.
144A 6.250%, 3/15/26(1)	320	320
5.500%, 11/15/27	365	344
Triumph Group, Inc. 144A 9.000%, 3/15/28(1)	75	75
Uber Technologies, Inc. 144A 7.500%, 9/15/27(1)	340	350
		3,844

Information Technology—5.2%
Coherent Corp. 144A 5.000%, 12/15/29(1)	365	331
	Par Value	Value

Information Technology—continued
NCR Corp. 144A 5.125%, 4/15/29(1)	$ 250	$ 216
Sabre GLBL, Inc.
144A 9.250%, 4/15/25(1)	89	84
144A 7.375%, 9/1/25(1)	95	85
Seagate HDD Cayman 5.750%, 12/1/34	100	91
SS&C Technologies, Inc. 144A 5.500%, 9/30/27(1)	320	311
Viasat, Inc. 144A 5.625%, 4/15/27(1)	185	174
Virtusa Corp. 144A 7.125%, 12/15/28(1)	46	36
WESCO Distribution, Inc. 144A 7.250%, 6/15/28(1)	345	354
		1,682

Materials—3.1%
Owens-Brockway Glass Container, Inc. 144A 6.625%, 5/13/27(1)	310	310
Standard Industries, Inc. 144A 5.000%, 2/15/27(1)	390	370
Summit Materials LLC 144A 5.250%, 1/15/29(1)	285	269
Warrior Met Coal, Inc. 144A 7.875%, 12/1/28(1)	70	71
		1,020

Real Estate—4.4%
Brookfield Property REIT, Inc. 144A 5.750%, 5/15/26(1)	340	304
Forestar Group, Inc. 144A 3.850%, 5/15/26(1)	275	247
Howard Hughes Corp. (The)
144A 5.375%, 8/1/28(1)	166	151
144A 4.375%, 2/1/31(1)	75	60
Iron Mountain, Inc. 144A 5.250%, 7/15/30(1)	390	352
Service Properties Trust 7.500%, 9/15/25	330	326
		1,440

Utilities—0.4%
Pacific Gas & Electric Co. 4.950%, 7/1/50	155	128
Venture Global Calcasieu Pass LLC 144A 6.250%, 1/15/30(1)	9	9
		137

Total Corporate Bonds and Notes (Identified Cost $30,147)		29,117

See Notes to Financial Statements

Seix High Yield Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023
($ reported in thousands)
	Shares	Value
Preferred Stock—2.1%
Communication Services—2.1%
LiveStyle, Inc. Series B (2)(3)(4)	9,250	$ 695
Total Preferred Stock (Identified Cost $907)		695

Common Stocks—2.3%
Communication Services—0.0%
LiveStyle, Inc. (2)(3)(4)	67,983	—
Financials—2.3%
CCF Holdings LLC (2)(3)	1,570,753	565
CCF Holdings LLC Class M(2)(3)	293,320	106
Erickson, Inc.(2)(3)	2,675	91
		762

Total Common Stocks (Identified Cost $4,945)		762

Warrants—0.2%
Communication Services—0.0%
Tenerity, Inc., 04/01/24(2)(3)(4)	3,898	—
Financials—0.2%
CCF Holdings LLC, 04/01/24(2)(3)	485,227	73
Total Warrants (Identified Cost $770)		73

Total Long-Term Investments—94.1% (Identified Cost $36,769)		30,647

Short-Term Investments—4.1%
Money Market Mutual Fund—3.1%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 4.717%)(5)	1,002,069	1,002
Total Money Market Mutual Fund (Identified Cost $1,002)		1,002

	Par Value	Value
U.S. Government Security—1.0%
U.S. Treasury Bill 0.000%, 7/27/23(6)	$ 330	$ 325
Total U.S. Government Security (Identified Cost $325)		325

Total Short-Term Investments (Identified Cost $1,327)		1,327

TOTAL INVESTMENTS—98.2% (Identified Cost $38,096)		$31,974
Other assets and liabilities, net—1.8%		571
NET ASSETS—100.0%		$32,545

Abbreviations:
EV	Enterprise Value
LLC	Limited Liability Company
LP	Limited Partnership
REIT	Real Estate Investment Trust

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2023, these securities amounted to a value of $23,015 or 70.7% of net assets.
(2)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(3)	Non-income producing.
(4)	All or a portion of the security is restricted.
(5)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(6)	Issued with a zero coupon. Income is recognized through the accretion of discount.
Country Weightings†
United States	87%
Bermuda	3
Canada	2
Liberia	2
Panama	1
France	1
United Kingdom	1
Other	3
Total	100%
† % of total investments as of March 31, 2023.
For information regarding the abbreviations, see the Key Investment Terms starting on page 5.
See Notes to Financial Statements

Seix High Yield Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of March 31, 2023, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Corporate Bonds and Notes	$29,117	$ —	$29,117	$ —
U.S. Government Security	325	—	325	—
Equity Securities:
Common Stocks	762	—	—	762 (1)
Preferred Stock	695	—	—	695
Warrants	73	—	—	73 (1)
Money Market Mutual Fund	1,002	1,002	—	—
Total Investments	$31,974	$1,002	$29,442	$1,530

(1)	Includes internally fair valued securities currently priced at zero ($0).
There were no transfers into or out of Level 3 related to securities held at March 31, 2023.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.
	Total	Common Stocks	Preferred Stocks	Warrants
Investments in Securities
Balance as of September 30, 2022:	$ 1,907	$ 482	$ 1,396	$ 29(a)
Net realized gain (loss)	19	—	19	—
Net change in unrealized appreciation (depreciation)(b)	573	280	249	44
Sales (c)	(969)	—	(969)	—
Balance as of March 31, 2023	$ 1,530	$ 762 (a)	$ 695	$ 73 (a)
(a) Includes internally fair valued security currently priced at zero ($0).
(b) The net change in unrealized appreciation (depreciation) on investments still held at March 31, 2023, was $573.
(c) Includes paydowns on securities.
See Notes to Financial Statements

Seix High Yield Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023
($ reported in thousands)
The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at March 31, 2023:
Investments in Securities – Assets	Ending Balance at March 31, 2023	Valuation Technique Used	Unobservable Inputs	Input Values
Preferred Stock:
LiveStyle, Inc. Series B	$695	Discounted cash flows liquidation approach	Discount rate	28.54% (27.95% - 29.05%)

Common Stocks:
CCF Holdings LLC	$565	Market and Company Comparables	EV Multiples	1.11x (0.66x - 1.46x)
				5.97x (5.07x - 7.49x)
				0.43x (0.22x - 0.64x)
			Illiquidity Discount	25%

CCF Holdings LLC Class M	$106	Market and Company Comparables	EV Multiples	1.11x (0.66x - 1.46x)
				5.97x (5.07x - 7.49x)
				0.43x (0.22x - 0.64x)
			Illiquidity Discount	25%

Erickson	$ 91	Market and Company Comparables	EV Multiples	1.22x (0.60x - 3.03x)
				14.55x (11.13x - 17.80x)
				1.04x (0.45x - 1.74x)
			M&A Transaction Multiples	0.96x (0.41x - 1.96x)
			Illiquidity Discount	20%

LiveStyle, Inc.	$ —(1)	Discounted cash flows liquidation approach	Discount rate	28.54% (27.95% - 29.05%)

Warrants:
CCF Holdings	$ 73	Market and Company Comparables	EV Multiples	1.11x (0.66x - 1.46x)
				5.97x (5.07x - 7.49x)
				0.43x (0.22x - 0.64x)
			Illiquidity Discount	25%
		Black-Scholes Model	Volatility	51.80%

(1) Internally fair valued security currently priced at zero ($0).
See Notes to Financial Statements

VIRTUS STRATEGY TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2023
(Reported in thousands except shares and per share amounts)
	Convertible Fund	Duff & Phelps Water Fund	Global Allocation Fund	International Small-Cap Fund
Assets
Investment in securities at value(1)	$ 1,522,180	$ 669,081	$ 164,649	$ 48,108
Investment in affiliates at value(2)	—	—	58,849	—
Foreign currency at value(3)	—	42	140	56
Cash	15,843	1,731	2,322	500
Due from broker	—	—	5,651	—
Cash pledged as collateral for futures contracts	—	—	4,436	—
Cash pledged as collateral for swap contracts	—	—	215	—
Variation margin receivable on swap contracts	—	—	4	—
Variation margin receivable on futures contracts	—	—	272	—
Receivables
Investment securities sold	8,113	7,295	—	—
Fund shares sold	2,560	464	138	39
Dividends and interest	3,976	603	830	443
Receivable from adviser	—	—	5	—
Tax reclaims	—	1,276	31	290
Prepaid Trustees’ retainer	31	13	5	1
Prepaid expenses	82	47	48	30
Other assets	162	97	57	1
Total assets	1,552,947	680,649	237,652	49,468
Liabilities
Payables
Fund shares repurchased	2,145	765	31	19
Investment securities purchased	13,665	3,330	—	122
Investment advisory fees	562	375	—	24
Distribution and service fees	117	82	10	1
Administration and accounting fees	132	57	21	5
Transfer agent and sub-transfer agent fees and expenses	255	120	14	7
Professional fees	52	10	8	25
Trustee deferred compensation plan	162	97	57	1
Interest expense and/or commitment fees	15	5	1	— (a)
Other accrued expenses	117	75	8	2
Total liabilities	17,222	4,916	150	206
Net Assets	$ 1,535,725	$ 675,733	$ 237,502	$ 49,262
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$ 1,643,166	$ 482,526	$ 245,946	$ 48,995
Accumulated earnings (loss)	(107,441)	193,207	(8,444)	267
Net Assets	$ 1,535,725	$ 675,733	$ 237,502	$ 49,262
Net Assets:
Class A	$ 227,346	$ 227,553	$ 37,460	$ 3,167
Class C	$ 86,262	$ 42,631	$ 2,196	$ 173
Class P	$ 349,303	$ 152,390	$ 1,944	$ 4,023
Institutional Class	$ 866,761	$ 253,159	$ 5,642	$ 19,569
Class R6	$ 222	$ —	$ 190,153	$ 22,330
Administrative Class	$ 5,831	$ —	$ 107	$ —
See Notes to Financial Statements

VIRTUS STRATEGY TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
March 31, 2023
(Reported in thousands except shares and per share amounts)
	Convertible Fund	Duff & Phelps Water Fund	Global Allocation Fund	International Small-Cap Fund
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	7,210,021	12,143,609	3,848,835	117,162
Class C	2,697,675	2,420,812	215,708	6,604
Class P	11,551,274	8,051,506	203,414	149,374
Institutional Class	28,204,800	13,793,186	584,825	696,786
Class R6	7,239	—	20,309,327	804,927
Administrative Class	187,842	—	10,571	—
Net Asset Value and Redemption Price Per Share:*
Class A	$ 31.53	$ 18.74	$ 9.73	$ 27.03
Class C	$ 31.98	$ 17.61	$ 10.18	$ 26.27
Class P	$ 30.24	$ 18.93	$ 9.56	$ 26.93
Institutional Class	$ 30.73	$ 18.35	$ 9.65	$ 28.08
Class R6	$ 30.68	$ —	$ 9.36	$ 27.74
Administrative Class	$ 31.04	$ —	$ 10.14	$ —
Maximum Offering Price Per Share (NAV/(1-Maximum Sales Charge)):
Class A	$ 33.37	$ 19.83	$ 10.30	$ 28.60
Maximum Sales Charge - Class A	5.50%	5.50%	5.50%	5.50%
(1) Investment in securities at cost	$ 1,485,919	$ 476,107	$ 172,622	$ 43,320
(2) Investment in affiliates at cost	$ —	$ —	$ 65,430	$ —
(3) Foreign currency at cost	$ —	$ 42	$ 63	$ 56

(a)	Amount is less than $500.
*	Net Asset Value and Redemption Price Per Share are calculated using unrounded net assets.
See Notes to Financial Statements

VIRTUS STRATEGY TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
March 31, 2023
(Reported in thousands except shares and per share amounts)
	Newfleet Short Duration High Income Fund	NFJ Emerging Markets Value Fund	NFJ Global Sustainability Fund	Seix High Yield Income Fund
Assets
Investment in securities at value(1)	$ 538,800	$ 54,561	$ 61,360	$ 31,974
Foreign currency at value(2)	—	—	56	—
Cash	5,563	351	600	407
Receivables
Investment securities sold	5,020	—	1,670	—
Fund shares sold	551	122	93	1
Dividends and interest	9,824	183	109	495
Tax reclaims	—	4	190	3
Prepaid Trustees’ retainer	11	1	1	1
Prepaid expenses	50	33	21	39
Other assets	182	14	5	37
Total assets	560,001	55,269	64,105	32,957
Liabilities
Due to custodian	—	— (a)	—	—
Payables
Fund shares repurchased	488	113	— (a)	3
Investment securities purchased	5,944	—	2,093	325
Investment advisory fees	156	21	19	7
Distribution and service fees	46	2	1	1
Administration and accounting fees	48	5	6	3
Transfer agent and sub-transfer agent fees and expenses	93	23	8	9
Professional fees	30	28	25	27
Trustee deferred compensation plan	182	14	5	37
Interest expense and/or commitment fees	4	1	1	— (a)
Other accrued expenses	15	6	4	—
Total liabilities	7,006	213	2,162	412
Net Assets	$ 552,995	$ 55,056	$ 61,943	$ 32,545
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$ 786,098	$ 74,013	$ 54,686	$ 80,211
Accumulated earnings (loss)	(233,103)	(18,957)	7,257	(47,666)
Net Assets	$ 552,995	$ 55,056	$ 61,943	$ 32,545
Net Assets:
Class A	$ 108,920	$ 7,617	$ 3,751	$ 13,321
Class C	$ 53,760	$ 495	$ —	$ 854
Class P	$ 166,343	$ 9,864	$ 2,432	$ 1,376
Institutional Class	$ 217,542	$ 37,080	$ 55,760	$ 16,871
Class R6	$ 6,430	$ —	$ —	$ —
Administrative Class	$ —	$ —	$ —	$ 123
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	8,265,563	475,060	251,254	1,736,786
Class C	4,066,296	31,058	—	111,456
Class P	12,691,351	615,605	159,122	189,233
Institutional Class	16,655,212	2,326,662	3,542,360	2,312,283
Class R6	491,982	—	—	—
Administrative Class	—	—	—	16,952
See Notes to Financial Statements

VIRTUS STRATEGY TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
March 31, 2023
(Reported in thousands except shares and per share amounts)
	Newfleet Short Duration High Income Fund	NFJ Emerging Markets Value Fund	NFJ Global Sustainability Fund	Seix High Yield Income Fund
Net Asset Value and Redemption Price Per Share:*
Class A	$ 13.18	$ 16.03	$ 14.93	$ 7.67
Class C	$ 13.22	$ 15.93	$ —	$ 7.66
Class P	$ 13.11	$ 16.02	$ 15.28	$ 7.27
Institutional Class	$ 13.06	$ 15.94	$ 15.74	$ 7.30
Class R6	$ 13.07	$ —	$ —	$ —
Administrative Class	$ —	$ —	$ —	$ 7.24
Maximum Offering Price Per Share (NAV/(1-Maximum Sales Charge)):
Class A	$ 13.48	$ 16.96	$ 15.80	$ 7.97
Maximum Sales Charge - Class A	2.25%	5.50%	5.50%	3.75%
(1) Investment in securities at cost	$ 580,991	$ 57,856	$ 51,127	$ 38,096
(2) Foreign currency at cost	$ —	$ —	$ 55	$ —

(a)	Amount is less than $500.
*	Net Asset Value and Redemption Price Per Share are calculated using unrounded net assets.
See Notes to Financial Statements

VIRTUS STRATEGY TRUST
STATEMENTS OF OPERATIONS (Unaudited)
SIX MONTHS ENDED March 31, 2023
($ reported in thousands)
	Convertible Fund	Duff & Phelps Water Fund	Global Allocation Fund	International Small-Cap Fund
Investment Income
Dividends	$ 5,583	$ 4,284	$ 981	$ 1,005
Dividends from affiliates	—	—	614	—
Interest	14,918	—	1,587	—
Foreign taxes withheld	—	(63)	(27)	(108)
Total investment income	20,501	4,221	3,155	897
Expenses
Investment advisory fees	4,538	3,230	813	241
Distribution and service fees, Class A	297	283	47	4
Distribution and service fees, Class C	441	217	11	1
Distribution and service fees, Administrative Class	9	—	— (1)	—
Administration and accounting fees	814	350	122	28
Transfer agent fees and expenses	340	146	49	10
Sub-transfer agent fees and expenses, Class A	114	103	14	2
Sub-transfer agent fees and expenses, Class C	37	21	1	— (1)
Sub-transfer agent fees and expenses, Class P	175	80	1	2
Sub-transfer agent fees and expenses, Institutional Class	494	133	3	9
Sub-transfer agent fees and expenses, Administrative Class	5	—	—	—
Excise tax	8	—	—	—
Custodian fees	4	5	6	4
Printing fees and expenses	88	40	11	2
Professional fees	41	19	15	14
Interest expense and/or commitment fees	10	3	1	— (1)
Registration fees	97	41	40	26
Trustees’ fees and expenses	60	26	8	2
Miscellaneous expenses	61	30	18	5
Total expenses	7,633	4,727	1,160	350
Less net expenses reimbursed and/or waived by investment adviser(2)	(1,216)	(1,001)	(832)	(97)
Net expenses	6,417	3,726	328	253
Net investment income (loss)	14,084	495	2,827	644
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	(37,655)	11,142	(2,843)	(1,892)
Investments in affiliates	—	—	(6,330)	—
Foreign currency transactions	—	53	(14)	5
Futures	—	—	3,489	—
Swaps	—	—	(32)	—
Capital gain received from investments in underlying funds	—	—	9,519	—
Net change in unrealized appreciation (depreciation) on:
Investments	107,786	103,016	10,376	9,970
Investments in affiliates	—	—	8,888	—
Foreign currency transactions	—	124	112	22
Futures	—	—	3,295	—
Swaps	—	—	(84)	—
Net realized and unrealized gain (loss) on investments	70,131	114,335	26,376	8,105
Net increase (decrease) in net assets resulting from operations	$ 84,215	$114,830	$29,203	$ 8,749

(1)	Amount is less than $500.
(2)	See Note 4D in Notes to Financial Statements.
See Notes to Financial Statements

VIRTUS STRATEGY TRUST
STATEMENTS OF OPERATIONS (Unaudited) (Continued)
SIX MONTHS ENDED March 31, 2023
($ reported in thousands)
	Newfleet Short Duration High Income Fund	NFJ Emerging Markets Value Fund	NFJ Global Sustainability Fund	Seix High Yield Income Fund
Investment Income
Dividends	$ 270	$ 544	$ 463	$ 17
Interest	17,317	—	—	1,049
Foreign taxes withheld	—	(46)	(41)	—
Total investment income	17,587	498	422	1,066
Expenses
Investment advisory fees	1,322	235	250	80
Distribution and service fees, Class A	141	10	4	17
Distribution and service fees, Class C	141	3	—	5
Distribution and service fees, Administrative Class	—	—	—	— (1)
Administration and accounting fees	284	32	36	21
Transfer agent fees and expenses	121	12	13	7
Sub-transfer agent fees and expenses, Class A	37	5	2	7
Sub-transfer agent fees and expenses, Class C	24	— (1)	—	— (1)
Sub-transfer agent fees and expenses, Class P	73	7	1	1
Sub-transfer agent fees and expenses, Institutional Class	109	22	4	9
Excise tax	16	—	—	7
Custodian fees	2	6	2	1
Printing fees and expenses	28	4	3	2
Professional fees	18	22	13	15
Interest expense and/or commitment fees	8	2	1	— (1)
Registration fees	51	24	19	29
Trustees’ fees and expenses	21	3	3	1
Miscellaneous expenses	17	5	5	— (1)
Total expenses	2,413	392	356	202
Less net expenses reimbursed and/or waived by investment adviser(2)	(425)	(129)	(134)	(40)
Net expenses	1,988	263	222	162
Net investment income (loss)	15,599	235	200	904
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	(12,778)	(9,555)	(1,372)	(644)
Foreign currency transactions	—	(14)	12	—
Foreign capital gains tax	—	— (1)	—	—
Net increase from payment by affiliate(3)	—	—	—	3
Net change in unrealized appreciation (depreciation) on:
Investments	29,016	18,639	15,993	2,749
Foreign currency transactions	—	2	16	—
Net realized and unrealized gain (loss) on investments	16,238	9,072	14,649	2,108
Net increase (decrease) in net assets resulting from operations	$ 31,837	$ 9,307	$14,849	$3,012

(1)	Amount is less than $500.
(2)	See Note 4D in Notes to Financial Statements.
(3)	See Note 4G in Notes to Financial Statements.
See Notes to Financial Statements

VIRTUS STRATEGIC TRUST
STATEMENTS OF CHANGES IN NET ASSETS
($ reported in thousands)
	Convertible Fund		Duff & Phelps Water Fund		Global Allocation Fund
	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ 14,084	$ 13,911	$ 495	$ 3,727	$ 2,827	$ 3,191
Net realized gain (loss)	(37,655)	(67,311)	11,195	(9,127)	3,789	13,118
Net increase from payment by affiliate	—	—	—	105	—	—
Net change in unrealized appreciation (depreciation)	107,786	(462,594)	103,140	(225,369)	22,587	(62,745)
Increase (decrease) in net assets resulting from operations	84,215	(515,994)	114,830	(230,664)	29,203	(46,436)
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(2,434)	(65,809)	(953)	(22,884)	(1,869)	(4,207)
Class C	(549)	(21,956)	—	(5,076)	(104)	(190)
Class P	(4,321)	(122,685)	(457)	(23,588)	(101)	(483)
Institutional Class	(10,764)	(307,162)	(1,930)	(31,397)	(304)	(1,049)
Class R6	(2)	(1)	—	—	(9,542)	(20,157)
Administrative Class	(60)	(4,687)	—	—	(5)	(4)
Total dividends and distributions to shareholders	(18,130)	(522,300)	(3,340)	(82,945)	(11,925)	(26,090)
Change in Net Assets from Capital Transactions (See Note 6):
Class A	(19,223)	(22,408)	(16,977)	11,535	(1,394)	(1,454)
Class C	(5,235)	(5,248)	(5,967)	(7,048)	(102)	220
Class P	(13,485)	(224,366)	(27,886)	(101,945)	(492)	(3,155)
Institutional Class	(101,131)	(102,547)	(22,712)	29,236	(906)	(2,346)
Class R6	132	100	—	—	929	14,973
Administrative Class	(10,244)	(607)	—	—	(14)	92
Increase (decrease) in net assets from capital transactions	(149,186)	(355,076)	(73,542)	(68,222)	(1,979)	8,330
Net increase (decrease) in net assets	(83,101)	(1,393,370)	37,948	(381,831)	15,299	(64,196)
Net Assets
Beginning of period	1,618,826	3,012,196	637,785	1,019,616	222,203	286,399
End of Period	$ 1,535,725	$ 1,618,826	$ 675,733	$ 637,785	$ 237,502	$ 222,203
See Notes to Financial Statements

VIRTUS STRATEGIC TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	International Small-Cap Fund		Newfleet Short Duration High Income Fund		NFJ Emerging Markets Value Fund
	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ 644	$ 1,092	$ 15,599	$ 34,276	$ 235	$ 864
Net realized gain (loss)	(1,887)	(1,935)	(12,778)	(22,264)	(9,569)	3,998
Net increase from payment by affiliate	—	86	—	—	—	—
Net change in unrealized appreciation (depreciation)	9,992	(24,158)	29,016	(60,565)	18,641	(45,392)
Increase (decrease) in net assets resulting from operations	8,749	(24,915)	31,837	(48,553)	9,307	(40,530)
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(34)	(791)	(3,520)	(7,220)	(144)	(24)
Class C	—	(52)	(1,686)	(3,534)	(9)	—
Class P	(64)	(1,698)	(5,096)	(12,640)	(28)	(39)
Institutional Class	(228)	(4,717)	(7,161)	(16,671)	(821)	(372)
Class R6	(254)	(5,137)	(230)	(1,035)	—	—
Total dividends and distributions to shareholders	(580)	(12,395)	(17,693)	(41,100)	(1,002)	(435)
Change in Net Assets from Capital Transactions (See Note 6):
Class A	(207)	369	(8,195)	(14,906)	(2,009)	(2,818)
Class C	(22)	(43)	(6,061)	(10,375)	(68)	(176)
Class P	(1,837)	(1,304)	21,874	(81,279)	(985)	5,424
Institutional Class	(812)	1,769	(19,734)	17,284	(14,808)	(46,508)
Class R6	(73)	3,516	(4,273)	(8,424)	—	—
Increase (decrease) in net assets from capital transactions	(2,951)	4,307	(16,389)	(97,700)	(17,870)	(44,078)
Net increase (decrease) in net assets	5,218	(33,003)	(2,245)	(187,353)	(9,565)	(85,043)
Net Assets
Beginning of period	44,044	77,047	555,240	742,593	64,621	149,664
End of Period	$ 49,262	$ 44,044	$ 552,995	$ 555,240	$ 55,056	$ 64,621
See Notes to Financial Statements

VIRTUS STRATEGIC TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	NFJ Global Sustainability Fund		Seix High Yield Income Fund
	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ 200	$ 1,264	$ 904	$ 2,445
Net realized gain (loss)	(1,360)	12,437	(644)	(2,595)
Net increase from payment by affiliate(1)	—	42	3	—
Net change in unrealized appreciation (depreciation)	16,009	(42,909)	2,749	(8,051)
Increase (decrease) in net assets resulting from operations	14,849	(29,166)	3,012	(8,201)
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(888)	(1,195)	(362)	(836)
Class C	—	—	(24)	(66)
Class P	(581)	(1,079)	(44)	(185)
Institutional Class	(10,848)	(22,956)	(535)	(1,683)
Administrative Class	—	—	(3)	(4)
Total dividends and distributions to shareholders	(12,317)	(25,230)	(968)	(2,774)
Change in Net Assets from Capital Transactions (See Note 6):
Class A	356	625	(597)	(4,165)
Class C	—	—	(422)	(721)
Class P	(279)	(565)	(293)	(1,962)
Institutional Class	(21,654)	9,799	(755)	(19,621)
Administrative Class	—	—	1	20
Increase (decrease) in net assets from capital transactions	(21,577)	9,859	(2,066)	(26,449)
Net increase (decrease) in net assets	(19,045)	(44,537)	(22)	(37,424)
Net Assets
Beginning of period	80,988	125,525	32,567	69,991
End of Period	$ 61,943	$ 80,988	$ 32,545	$ 32,567

(1)	See Note 4G in Notes to Financial Statements.
See Notes to Financial Statements

VIRTUS STRATEGY TRUST
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Capital Gains Distributions Received from Underlying Funds(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)

Convertible Fund
Class A
10/1/22 to 3/31/23(6)	$30.27	0.25	—	1.33	1.58	(0.32)	—	(0.32)	—	1.26	$31.53	5.26%	$ 227,346	0.96%	1.11%	1.62%	63%
10/1/21 to 9/30/22	45.74	0.16	—	(7.94)	(7.78)	(0.19)	(7.50)	(7.69)	—	(15.47)	30.27	(20.06)	236,603	0.96	1.10	0.45	121
10/1/20 to 9/30/21	38.77	0.11	—	9.73	9.84	(0.20)	(2.67)	(2.87)	—	6.97	45.74	25.71	396,378	0.95 (7)	1.02	0.25	130
10/1/19 to 9/30/20	29.25	0.27	—	10.59	10.86	(0.43)	(0.91)	(1.34)	—	9.52	38.77	38.44	254,762	0.96	0.98	0.83	145
10/1/18 to 9/30/19	32.78	0.29	—	0.63	0.92	(0.90)	(3.55)	(4.45)	—	(3.53)	29.25	5.29	69,611	1.02	1.02	0.99	143
10/1/17 to 9/30/18	34.27	0.32	—	4.58	4.90	(1.30)	(5.09)	(6.39)	—	(1.49)	32.78	16.83	61,385	0.96	0.96	1.02	133
Class C
10/1/22 to 3/31/23(6)	$30.69	0.13	—	1.36	1.49	(0.20)	—	(0.20)	—	1.29	$31.98	4.87%	$ 86,262	1.73%	1.84%	0.85%	63%
10/1/21 to 9/30/22	46.36	(0.12)	—	(8.05)	(8.17)	— (8)	(7.50)	(7.50)	—	(15.67)	30.69	(20.67)	87,842	1.73	1.82	(0.32)	121
10/1/20 to 9/30/21	39.39	(0.24)	—	9.88	9.64	— (8)	(2.67)	(2.67)	—	6.97	46.36	24.75	141,138	1.72 (7)	1.77	(0.52)	130
10/1/19 to 9/30/20	29.61	0.02	—	10.77	10.79	(0.10)	(0.91)	(1.01)	—	9.78	39.39	37.40	112,523	1.73	1.74	0.06	145
10/1/18 to 9/30/19	32.95	0.08	—	0.67	0.75	(0.54)	(3.55)	(4.09)	—	(3.34)	29.61	4.53	60,434	1.75	1.75	0.26	143
10/1/17 to 9/30/18	34.36	0.08	—	4.59	4.67	(0.99)	(5.09)	(6.08)	—	(1.41)	32.95	15.90	53,461	1.73	1.73	0.24	133
Class P
10/1/22 to 3/31/23(6)	$29.05	0.28	—	1.28	1.56	(0.37)	—	(0.37)	—	1.19	$30.24	5.40%	$ 349,303	0.71%	0.86%	1.87%	63%
10/1/21 to 9/30/22	44.23	0.23	—	(7.63)	(7.40)	(0.28)	(7.50)	(7.78)	—	(15.18)	29.05	(19.86)	348,324	0.71	0.83	0.64	121
10/1/20 to 9/30/21	37.57	0.22	—	9.42	9.64	(0.31)	(2.67)	(2.98)	—	6.66	44.23	26.03	808,844	0.69 (9)	0.81	0.51	130
10/1/19 to 9/30/20	28.45	0.34	—	10.27	10.61	(0.58)	(0.91)	(1.49)	—	9.12	37.57	38.78	547,783	0.71	0.71	1.08	145
10/1/18 to 9/30/19	32.12	0.35	—	0.60	0.95	(1.07)	(3.55)	(4.62)	—	(3.67)	28.45	5.59	155,601	0.75	0.75	1.26	143
10/1/17 to 9/30/18	33.95	0.38	—	4.50	4.88	(1.62)	(5.09)	(6.71)	—	(1.83)	32.12	17.08	102,412	0.74	0.74	1.24	133
Institutional Class
10/1/22 to 3/31/23(6)	$29.52	0.28	—	1.30	1.58	(0.37)	—	(0.37)	—	1.21	$30.73	5.41%	$ 866,761	0.71%	0.87%	1.86%	63%
10/1/21 to 9/30/22	44.81	0.24	—	(7.74)	(7.50)	(0.29)	(7.50)	(7.79)	—	(15.29)	29.52	(19.84)	930,359	0.71	0.83	0.68	121
10/1/20 to 9/30/21	38.04	0.23	—	9.53	9.76	(0.32)	(2.67)	(2.99)	—	6.77	44.81	26.02	1,640,171	0.69	0.77	0.51	130
10/1/19 to 9/30/20	28.76	0.34	—	10.40	10.74	(0.55)	(0.91)	(1.46)	—	9.28	38.04	38.80	1,045,769	0.71	0.71	1.07	145
10/1/18 to 9/30/19	32.41	0.37	—	0.61	0.98	(1.08)	(3.55)	(4.63)	—	(3.65)	28.76	5.62	370,111	0.72	0.72	1.29	143
10/1/17 to 9/30/18	33.89	0.40	—	4.52	4.92	(1.31)	(5.09)	(6.40)	—	(1.48)	32.41	17.10	332,874	0.71	0.71	1.27	133
Class R6
10/1/22 to 3/31/23(6)	$29.49	0.31	—	1.28	1.59	(0.40)	—	(0.40)	—	1.19	$30.68	5.44%	$ 222	0.62%	0.78%	2.03%	63%
1/31/22 (10) to 9/30/22	34.43	0.24	—	(4.94)	(4.70)	(0.24)	—	(0.24)	—	(4.94)	29.49	(13.67)	86	0.62	0.83	1.11	121 (11)
Administrative Class
10/1/22 to 3/31/23(6)	$29.78	0.23	—	1.34	1.57	(0.31)	—	(0.31)	—	1.26	$31.04	5.28%	$ 5,831	0.93%	1.16%	1.52%	63%
10/1/21 to 9/30/22	45.15	0.17	—	(7.83)	(7.66)	(0.21)	(7.50)	(7.71)	—	(15.37)	29.78	(20.05)	15,612	0.93	1.16	0.46	121
10/1/20 to 9/30/21	38.36	0.14	—	9.62	9.76	(0.30)	(2.67)	(2.97)	—	6.79	45.15	25.79	25,665	0.91	0.97	0.31	130
10/1/19 to 9/30/20	28.95	0.35	—	10.42	10.77	(0.45)	(0.91)	(1.36)	—	9.41	38.36	38.50	13,386	0.93	0.93	0.99	145
10/1/18 to 9/30/19	32.46	0.30	—	0.61	0.91	(0.87)	(3.55)	(4.42)	—	(3.51)	28.95	5.29	550	0.97	0.97	1.03	143
10/1/17 to 9/30/18	34.08	0.33	—	4.54	4.87	(1.40)	(5.09)	(6.49)	—	(1.62)	32.46	16.88	997	0.93	0.93	1.05	133
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS STRATEGY TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Capital Gains Distributions Received from Underlying Funds(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)

Duff & Phelps Water Fund
Class A
10/1/22 to 3/31/23(6)	$15.87	— (8)	—	2.94	2.94	(0.07)	—	(0.07)	—	2.87	$18.74	18.57%	$ 227,553	1.22%	1.49%	0.02%	11%
10/1/21 to 9/30/22	22.45	0.05	—	(4.87)	(4.82)	(0.25)	(1.51)	(1.76)	— (8)	(6.58)	15.87	(23.71) (12)	207,428	1.22	1.48	0.27	27
10/1/20 to 9/30/21	17.63	0.26	—	4.87	5.13	(0.04)	(0.27)	(0.31)	—	4.82	22.45	29.41	286,453	1.22	1.45	1.23	32
10/1/19 to 9/30/20	16.31	0.06	—	1.77	1.83	(0.11)	(0.40)	(0.51)	—	1.32	17.63	11.35	200,384	1.22	1.40	0.37	28
10/1/18 to 9/30/19	15.54	0.11	—	1.15	1.26	(0.13)	(0.36)	(0.49)	—	0.77	16.31	8.88	177,463	1.23	1.40	0.76	33
10/1/17 to 9/30/18	15.49	0.13	—	0.34	0.47	(0.04)	(0.38)	(0.42)	—	0.05	15.54	3.05	172,374	1.19	1.41	0.84	34
Class C
10/1/22 to 3/31/23(6)	$14.90	(0.06)	—	2.77	2.71	—	—	—	—	2.71	$17.61	18.19%	$ 42,631	1.97%	2.24%	(0.73) %	11%
10/1/21 to 9/30/22	21.18	(0.09)	—	(4.60)	(4.69)	(0.08)	(1.51)	(1.59)	— (8)	(6.28)	14.90	(24.32) (12)	41,415	1.97	2.22	(0.50)	27
10/1/20 to 9/30/21	16.73	0.09	—	4.63	4.72	— (8)	(0.27)	(0.27)	—	4.45	21.18	28.48	68,805	1.97	2.20	0.43	32
10/1/19 to 9/30/20	15.52	(0.06)	—	1.67	1.61	—	(0.40)	(0.40)	—	1.21	16.73	10.48	57,901	1.97	2.16	(0.38)	28
10/1/18 to 9/30/19	14.79	—	—	1.10	1.10	(0.01)	(0.36)	(0.37)	—	0.73	15.52	8.02	70,175	1.98	2.15	0.01	33
10/1/17 to 9/30/18	14.82	0.01	—	0.34	0.35	—	(0.38)	(0.38)	—	(0.03)	14.79	2.35	83,156	1.94	2.16	0.07	34
Class P
10/1/22 to 3/31/23(6)	$15.98	0.03	—	2.97	3.00	(0.05)	—	(0.05)	—	2.95	$18.93	18.81%	$ 152,390	0.94%	1.25%	0.30%	11%
10/1/21 to 9/30/22	22.53	0.10	—	(4.91)	(4.81)	(0.23)	(1.51)	(1.74)	— (8)	(6.55)	15.98	(23.53) (12)	153,863	0.94	1.19	0.50	27
10/1/20 to 9/30/21	17.68	0.32	—	4.88	5.20	(0.08)	(0.27)	(0.35)	—	4.85	22.53	29.77	339,111	0.94	1.25	1.51	32
10/1/19 to 9/30/20	16.33	0.11	—	1.77	1.88	(0.13)	(0.40)	(0.53)	—	1.35	17.68	11.67	240,922	0.94	1.16	0.66	28
10/1/18 to 9/30/19	15.59	0.15	—	1.14	1.29	(0.19)	(0.36)	(0.55)	—	0.74	16.33	9.14	210,425	0.95	1.17	1.03	33
10/1/17 to 9/30/18	15.57	0.17	—	0.36	0.53	(0.13)	(0.38)	(0.51)	—	0.02	15.59	3.40	243,338	0.93	1.15	1.12	34
Institutional Class
10/1/22 to 3/31/23(6)	$15.57	0.03	—	2.88	2.91	(0.13)	—	(0.13)	—	2.78	$18.35	18.73%	$ 253,159	0.93%	1.25%	0.31%	11%
10/1/21 to 9/30/22	22.06	0.11	—	(4.77)	(4.66)	(0.32)	(1.51)	(1.83)	— (8)	(6.49)	15.57	(23.48) (12)	235,079	0.93	1.23	0.59	27
10/1/20 to 9/30/21	17.33	0.33	—	4.77	5.10	(0.10)	(0.27)	(0.37)	—	4.73	22.06	29.76	325,247	0.93	1.21	1.57	32
10/1/19 to 9/30/20	16.03	0.11	—	1.74	1.85	(0.15)	(0.40)	(0.55)	—	1.30	17.33	11.71	204,320	0.93	1.13	0.68	28
10/1/18 to 9/30/19	15.31	0.15	—	1.11	1.26	(0.18)	(0.36)	(0.54)	—	0.72	16.03	9.12	152,496	0.94	1.18	1.04	33
10/1/17 to 9/30/18	15.32	0.17	—	0.34	0.51	(0.14)	(0.38)	(0.52)	—	(0.01)	15.31	3.36	164,322	0.92	1.14	1.13	34

Global Allocation Fund
Class A
10/1/22 to 3/31/23(6)	$ 9.03	0.11	0.39	0.67	1.17	— (8)	(0.47)	(0.47)	—	0.70	$ 9.73	13.33%	$ 37,460	0.52%	1.25%	2.26%	26%
10/1/21 to 9/30/22	11.99	0.10	0.74	(2.75)	(1.91)	(0.22)	(0.83)	(1.05)	—	(2.96)	9.03	(17.65)	36,036	0.52	1.26	0.91	88
10/1/20 to 9/30/21	11.11	0.14	0.16	1.33	1.63	(0.22)	(0.53)	(0.75)	— (8)	0.88	11.99	15.16 (12)	49,743	0.56 (9)	1.22	1.19	168
10/1/19 to 9/30/20	11.05	0.13	—	0.94	1.07	(0.12)	(0.89)	(1.01)	—	0.06	11.11	10.21	46,506	0.52	1.14	1.18	141
10/1/18 to 9/30/19	11.47	0.21	—	0.06	0.27	(0.25)	(0.44)	(0.69)	—	(0.42)	11.05 (13)	3.05 (13)	49,259	0.61	1.14	1.95	29
10/1/17 to 9/30/18	12.34	0.26	—	0.07	0.33	(0.55)	(0.65)	(1.20)	—	(0.87)	11.47	2.62	40,974	0.59	1.12	2.24	17
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS STRATEGY TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Capital Gains Distributions Received from Underlying Funds(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)
Global Allocation Fund (Continued)
Class C
10/1/22 to 3/31/23(6)	$ 9.46	0.08	0.41	0.70	1.19	—	(0.47)	(0.47)	—	0.72	$10.18	12.88%	$ 2,196	1.27%	2.00%	1.53%	26%
10/1/21 to 9/30/22	12.50	0.06	0.74	(2.88)	(2.08)	(0.13)	(0.83)	(0.96)	—	(3.04)	9.46	(18.21)	2,136	1.27	2.03	0.53	88
10/1/20 to 9/30/21	11.47	0.07	0.21	1.32	1.60	(0.04)	(0.53)	(0.57)	— (8)	1.03	12.50	14.29 (12)	2,558	1.31 (9)	1.94	0.59	168
10/1/19 to 9/30/20	11.37	0.06	—	0.95	1.01	(0.02)	(0.89)	(0.91)	—	0.10	11.47	9.28	3,549	1.27	1.83	0.55	141
10/1/18 to 9/30/19	11.67	0.13	—	0.08	0.21	(0.07)	(0.44)	(0.51)	—	(0.30)	11.37 (13)	2.29 (13)	6,393	1.34	1.91	1.14	29
10/1/17 to 9/30/18	12.47	0.19	—	0.06	0.25	(0.40)	(0.65)	(1.05)	—	(0.80)	11.67	1.90	26,220	1.33	1.86	1.56	17
Class P
10/1/22 to 3/31/23(6)	$ 8.87	0.11	0.38	0.68	1.17	(0.01)	(0.47)	(0.48)	—	0.69	$ 9.56	13.51%	$ 1,944	0.32%	1.04%	2.32%	26%
10/1/21 to 9/30/22	11.79	0.24	0.70	(2.79)	(1.85)	(0.24)	(0.83)	(1.07)	—	(2.92)	8.87	(17.46)	2,270	0.32	1.00	2.21	88
10/1/20 to 9/30/21	10.96	0.16	0.16	1.30	1.62	(0.26)	(0.53)	(0.79)	— (8)	0.83	11.79	15.30 (12)	6,536	0.36 (9)	1.03	1.38	168
10/1/19 to 9/30/20	10.94	0.17	—	0.90	1.07	(0.16)	(0.89)	(1.05)	—	0.02	10.96	10.39	5,371	0.32	0.90	1.63	141
10/1/18 to 9/30/19	11.38	0.18	—	0.12	0.30	(0.30)	(0.44)	(0.74)	—	(0.44)	10.94 (13)	3.30 (13)	6,173	0.37	0.91	1.68	29
10/1/17 to 9/30/18	12.28	0.27	—	0.09	0.36	(0.61)	(0.65)	(1.26)	—	(0.90)	11.38	2.92	4,292	0.35	0.88	2.30	17
Institutional Class
10/1/22 to 3/31/23(6)	$ 8.95	0.11	0.38	0.69	1.18	(0.01)	(0.47)	(0.48)	—	0.70	$ 9.65	13.52%	$ 5,642	0.29%	1.02%	2.37%	26%
10/1/21 to 9/30/22	11.89	0.36	0.72	(2.95)	(1.87)	(0.24)	(0.83)	(1.07)	—	(2.94)	8.95	(17.42)	6,085	0.29	1.01	3.29	88
10/1/20 to 9/30/21	11.05	0.17	0.16	1.32	1.65	(0.28)	(0.53)	(0.81)	— (8)	0.84	11.89	15.46 (12)	10,820	0.31 (9)	0.86	1.43	168
10/1/19 to 9/30/20	11.02	0.14	—	0.94	1.08	(0.16)	(0.89)	(1.05)	—	0.03	11.05	10.40	9,609	0.29	0.88	1.28	141
10/1/18 to 9/30/19	11.45	0.24	—	0.06	0.30	(0.29)	(0.44)	(0.73)	—	(0.43)	11.02 (13)	3.34 (13)	6,026	0.36	0.89	2.25	29
10/1/17 to 9/30/18	12.15	0.28	—	0.08	0.36	(0.41)	(0.65)	(1.06)	—	(0.70)	11.45	2.92	6,652	0.33	0.86	2.43	17
Class R6
10/1/22 to 3/31/23(6)	$ 8.70	0.11	0.37	0.66	1.14	(0.01)	(0.47)	(0.48)	—	0.66	$ 9.36	13.47%	$ 190,153	0.22%	0.93%	2.48%	26%
10/1/21 to 9/30/22	11.59	0.12	0.71	(2.64)	(1.81)	(0.25)	(0.83)	(1.08)	—	(2.89)	8.70	(17.37)	175,564	0.22	0.93	1.19	88
10/1/20 to 9/30/21	10.79	0.17	0.16	1.28	1.61	(0.28)	(0.53)	(0.81)	— (8)	0.80	11.59	15.46 (12)	216,700	0.26 (9)	0.91	1.50	168
10/1/19 to 9/30/20	10.78	0.16	—	0.92	1.08	(0.18)	(0.89)	(1.07)	—	0.01	10.79	10.57	191,750	0.22	0.83	1.52	141
10/1/18 to 9/30/19	11.23	0.23	—	0.06	0.29	(0.30)	(0.44)	(0.74)	—	(0.45)	10.78 (13)	3.34 (13)	249,269	0.28	0.82	2.23	29
10/1/17 to 9/30/18	12.13	0.29	—	0.07	0.36	(0.61)	(0.65)	(1.26)	—	(0.90)	11.23	2.95	252,313	0.28	0.81	2.48	17
Administrative Class
10/1/22 to 3/31/23(6)	$ 9.38	0.10	0.40	0.73	1.23	— (8)	(0.47)	(0.47)	—	0.76	$10.14	13.47%	$ 107	0.47%	1.10%	2.07%	26%
10/1/21 to 9/30/22	12.42	0.11	0.54	(2.63)	(1.98)	(0.23)	(0.83)	(1.06)	—	(3.04)	9.38	(17.61)	112	0.47	0.59	1.02	88
10/1/20 to 9/30/21	11.46	0.33	0.16	1.37	1.86	(0.37)	(0.53)	(0.90)	— (8)	0.96	12.42	16.73 (12)	42	0.47 (9)	2.34	2.68	168
10/1/19 to 9/30/20	11.38	0.13	—	0.98	1.11	(0.14)	(0.89)	(1.03)	—	0.08	11.46	10.24	27	0.47	1.08	1.17	141
10/1/18 to 9/30/19	11.77	0.22	—	0.08	0.30	(0.25)	(0.44)	(0.69)	—	(0.39)	11.38 (13)	3.17 (13)	23	0.53	1.07	1.97	29
10/1/17 to 9/30/18	12.64	0.28	—	0.07	0.35	(0.57)	(0.65)	(1.22)	—	(0.87)	11.77	2.68	22	0.53	1.06	2.28	17
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS STRATEGY TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Capital Gains Distributions Received from Underlying Funds(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)

International Small-Cap Fund
Class A
10/1/22 to 3/31/23(6)	$22.77	0.31	—	4.23	4.54	(0.28)	—	(0.28)	—	4.26	$27.03	20.07%	$ 3,167	1.25%	1.76%	2.45%	42%
10/1/21 to 9/30/22	41.91	0.48	—	(12.74)	(12.26)	(0.86)	(6.06)	(6.92)	0.04	(19.14)	22.77	(34.75) (12)	2,845	1.25	1.78	1.53	131
10/1/20 to 9/30/21	34.36	0.22	—	7.76	7.98	(0.30)	(0.13)	(0.43)	—	7.55	41.91	23.32	4,853	1.25	1.77	0.54	51
10/1/19 to 9/30/20	32.15	0.15	—	2.54	2.69	(0.48)	—	(0.48)	—	2.21	34.36	8.37	3,619	1.25	1.75	0.47	60
10/1/18 to 9/30/19	43.09	0.34	—	(6.28)	(5.94)	(0.10)	(4.90)	(5.00)	—	(10.94)	32.15	(12.05)	4,826	1.25	1.94	1.05	55
10/1/17 to 9/30/18	41.19	0.42	—	2.41	2.83	(0.25)	(0.68)	(0.93)	—	1.90	43.09	6.88	9,108	1.25	1.50	0.95	62
Class C
10/1/22 to 3/31/23(6)	$21.97	0.22	—	4.08	4.30	—	—	—	—	4.30	$26.27	19.57%	$ 173	2.00%	2.53%	1.74%	42%
10/1/21 to 9/30/22	40.12	0.20	—	(12.28)	(12.08)	(0.05)	(6.06)	(6.11)	0.04	(18.15)	21.97	(35.24) (12)	166	2.00	2.49	0.66	131
10/1/20 to 9/30/21	33.00	(0.24)	—	7.60	7.36	(0.11)	(0.13)	(0.24)	—	7.12	40.12	22.36	373	2.00	2.47	(0.62)	51
10/1/19 to 9/30/20	30.72	(0.08)	—	2.40	2.32	(0.04)	—	(0.04)	—	2.28	33.00	7.56	722	2.00	2.49	(0.27)	60
10/1/18 to 9/30/19	41.63	0.05	—	(6.06)	(6.01)	—	(4.90)	(4.90)	—	(10.91)	30.72	(12.75)	963	2.04	2.59	0.16	55
10/1/17 to 9/30/18	40.01	(0.15)	—	2.55	2.40	(0.10)	(0.68)	(0.78)	—	1.62	41.63	5.99	2,610	2.08	2.27	(0.35)	62
Class P
10/1/22 to 3/31/23(6)	$22.68	0.30	—	4.25	4.55	(0.30)	—	(0.30)	—	4.25	$26.93	20.16%	$ 4,023	1.10%	1.44%	2.37%	42%
10/1/21 to 9/30/22	41.77	0.47	—	(12.63)	(12.16)	(0.91)	(6.06)	(6.97)	0.04	(19.09)	22.68	(34.67) (12)	4,965	1.10	1.36	1.48	131
10/1/20 to 9/30/21	34.20	0.27	—	7.72	7.99	(0.29)	(0.13)	(0.42)	—	7.57	41.77	23.45	10,911	1.10	1.53	0.65	51
10/1/19 to 9/30/20	31.91	0.17	—	2.56	2.73	(0.44)	—	(0.44)	—	2.29	34.20	8.55	10,751	1.10	1.49	0.53	60
10/1/18 to 9/30/19	43.06	0.33	—	(6.25)	(5.92)	(0.33)	(4.90)	(5.23)	—	(11.15)	31.91	(11.92)	19,740	1.10	1.58	1.01	55
10/1/17 to 9/30/18	41.33	0.22	—	2.68	2.90	(0.49)	(0.68)	(1.17)	—	1.73	43.06	7.02	48,830	1.10	1.29	0.51	62
Institutional Class
10/1/22 to 3/31/23(6)	$23.66	0.36	—	4.39	4.75	(0.33)	—	(0.33)	—	4.42	$28.08	20.16%	$ 19,569	1.04%	1.47%	2.71%	42%
10/1/21 to 9/30/22	43.24	0.56	—	(13.22)	(12.66)	(0.90)	(6.06)	(6.96)	0.04	(19.58)	23.66	(34.62) (12)	17,202	1.04	1.47	1.73	131
10/1/20 to 9/30/21	35.49	0.29	—	8.03	8.32	(0.44)	(0.13)	(0.57)	—	7.75	43.24	23.55	29,125	1.04	1.50	0.69	51
10/1/19 to 9/30/20	33.21	0.23	—	2.63	2.86	(0.58)	—	(0.58)	—	2.28	35.49	8.61	31,942	1.04	1.51	0.69	60
10/1/18 to 9/30/19	44.65	0.47	—	(6.58)	(6.11)	(0.43)	(4.90)	(5.33)	—	(11.44)	33.21	(11.88)	40,477	1.04	1.61	1.39	55
10/1/17 to 9/30/18	42.85	0.32	—	2.71	3.03	(0.55)	(0.68)	(1.23)	—	1.80	44.65	7.09	49,443	1.05	1.28	0.70	62
Class R6
10/1/22 to 3/31/23(6)	$23.36	0.36	—	4.34	4.70	(0.32)	—	(0.32)	—	4.38	$27.74	20.21%	$ 22,330	1.00%	1.38%	2.76%	42%
10/1/21 to 9/30/22	42.86	0.59	—	(13.08)	(12.49)	(0.99)	(6.06)	(7.05)	0.04	(19.50)	23.36	(34.60) (12)	18,866	1.00	1.37	1.86	131
10/1/20 to 9/30/21	35.17	0.32	—	7.94	8.26	(0.44)	(0.13)	(0.57)	—	7.69	42.86	23.60	31,785	1.00	1.41	0.77	51
10/1/19 to 9/30/20	33.03	0.26	—	2.59	2.85	(0.71)	—	(0.71)	—	2.14	35.17	8.63	29,889	1.00	1.43	0.80	60
10/1/18 to 9/30/19	44.64	0.48	—	(6.59)	(6.11)	(0.60)	(4.90)	(5.50)	—	(11.61)	33.03	(11.82)	28,630	1.00	1.49	1.44	55
10/1/17 to 9/30/18	42.90	0.40	—	2.66	3.06	(0.64)	(0.68)	(1.32)	—	1.74	44.64	7.14	33,876	1.00	1.22	0.87	62
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS STRATEGY TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Capital Gains Distributions Received from Underlying Funds(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)

Newfleet Short Duration High Income Fund
Class A
10/1/22 to 3/31/23(6)	$12.84	0.36	—	0.39	0.75	(0.41)	—	(0.41)	—	0.34	$13.18	5.91%	$ 108,920	0.86% (14)	1.00%	5.52%	21%
10/1/21 to 9/30/22	14.59	0.64	—	(1.63)	(0.99)	(0.76)	—	(0.76)	—	(1.75)	12.84	(7.05)	114,099	0.86	0.98	4.59	56
10/1/20 to 9/30/21	13.99	0.62	—	0.84	1.46	(0.86)	—	(0.86)	—	0.60	14.59	10.65	145,424	0.86	0.93	4.24	69
10/1/19 to 9/30/20	14.62	0.58	—	(0.54)	0.04	(0.67)	—	(0.67)	—	(0.63)	13.99	0.37	136,690	0.86	0.87	4.13	81
10/1/18 to 9/30/19	14.93	0.51	—	(0.11)	0.40	(0.71)	—	(0.71)	—	(0.31)	14.62	2.85	136,086	0.88	0.88	3.52	47
10/1/17 to 9/30/18	15.18	0.59	—	(0.16)	0.43	(0.68)	—	(0.68)	—	(0.25)	14.93	2.95	150,899	0.89	0.89	3.92	60
Class C
10/1/22 to 3/31/23(6)	$12.88	0.35	—	0.38	0.73	(0.39)	—	(0.39)	—	0.34	$13.22	5.75%	$ 53,760	1.11%	1.27%	5.27%	21%
10/1/21 to 9/30/22	14.63	0.61	—	(1.63)	(1.02)	(0.73)	—	(0.73)	—	(1.75)	12.88	(7.27)	58,284	1.11	1.24	4.34	56
10/1/20 to 9/30/21	13.98	0.58	—	0.84	1.42	(0.77)	—	(0.77)	—	0.65	14.63	10.34	77,032	1.11	1.20	4.00	69
10/1/19 to 9/30/20	14.61	0.54	—	(0.54)	—	(0.63)	—	(0.63)	—	(0.63)	13.98	0.12	90,863	1.12	1.13	3.86	81
10/1/18 to 9/30/19	14.90	0.47	—	(0.10)	0.37	(0.66)	—	(0.66)	—	(0.29)	14.61	2.58	117,058	1.14	1.14	3.25	47
10/1/17 to 9/30/18	15.15	0.55	—	(0.15)	0.40	(0.65)	—	(0.65)	—	(0.25)	14.90	2.74	135,483	1.11	1.11	3.70	60
Class P
10/1/22 to 3/31/23(6)	$12.77	0.37	—	0.40	0.77	(0.43)	—	(0.43)	—	0.34	$13.11	6.06%	$ 166,343	0.65% (14)	0.78%	5.74%	21%
10/1/21 to 9/30/22	14.52	0.66	—	(1.62)	(0.96)	(0.79)	—	(0.79)	—	(1.75)	12.77	(6.90)	140,949	0.65 (7)(15)	0.65	4.72	56
10/1/20 to 9/30/21	13.90	0.65	—	0.83	1.48	(0.86)	—	(0.86)	—	0.62	14.52	10.81	247,819	0.65	0.76	4.45	69
10/1/19 to 9/30/20	14.51	0.59	—	(0.51)	0.08	(0.69)	—	(0.69)	—	(0.61)	13.90	0.69	264,908	0.63	0.67	4.16	81
10/1/18 to 9/30/19	14.88	0.53	—	(0.10)	0.43	(0.80)	—	(0.80)	—	(0.37)	14.51	3.05	501,138	0.65	0.65	3.70	47
10/1/17 to 9/30/18	15.13	0.62	—	(0.15)	0.47	(0.72)	—	(0.72)	—	(0.25)	14.88	3.21	411,367	0.65	0.65	4.14	60
Institutional Class
10/1/22 to 3/31/23(6)	$12.73	0.38	—	0.38	0.76	(0.43)	—	(0.43)	—	0.33	$13.06	6.02%	$ 217,542	0.60% (14)	0.78%	5.78%	21%
10/1/21 to 9/30/22	14.47	0.67	—	(1.61)	(0.94)	(0.80)	—	(0.80)	—	(1.74)	12.73	(6.78)	231,407	0.60	0.76	4.86	56
10/1/20 to 9/30/21	13.89	0.65	—	0.84	1.49	(0.91)	—	(0.91)	—	0.58	14.47	10.91	251,201	0.60	0.70	4.50	69
10/1/19 to 9/30/20	14.52	0.61	—	(0.54)	0.07	(0.70)	—	(0.70)	—	(0.63)	13.89	0.63	285,572	0.61	0.64	4.35	81
10/1/18 to 9/30/19	14.89	0.54	—	(0.11)	0.43	(0.80)	—	(0.80)	—	(0.37)	14.52	3.06	388,672	0.63	0.63	3.74	47
10/1/17 to 9/30/18	15.14	0.63	—	(0.15)	0.48	(0.73)	—	(0.73)	—	(0.25)	14.89	3.26	388,443	0.60	0.60	4.20	60
Class R6
10/1/22 to 3/31/23(6)	$12.74	0.38	—	0.38	0.76	(0.43)	—	(0.43)	—	0.33	$13.07	6.04%	$ 6,430	0.55% (14)	0.69%	5.84%	21%
10/1/21 to 9/30/22	14.48	0.68	—	(1.61)	(0.93)	(0.81)	—	(0.81)	—	(1.74)	12.74	(6.74)	10,501	0.55	0.66	4.87	56
10/1/20 to 9/30/21	13.89	0.66	—	0.83	1.49	(0.90)	—	(0.90)	—	0.59	14.48	10.95	21,117	0.55	0.63	4.59	69
10/1/19 to 9/30/20	14.52	0.62	—	(0.54)	0.08	(0.71)	—	(0.71)	—	(0.63)	13.89	0.70	33,741	0.55	0.56	4.49	81
10/1/18 to 9/30/19	14.89	0.56	—	(0.11)	0.45	(0.82)	—	(0.82)	—	(0.37)	14.52	3.20	39,234	0.57	0.57	3.89	47
10/1/17 to 9/30/18	15.14	0.64	—	(0.16)	0.48	(0.73)	—	(0.73)	—	(0.25)	14.89	3.29	52,922	0.55	0.55	4.27	60
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS STRATEGY TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Capital Gains Distributions Received from Underlying Funds(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)

NFJ Emerging Markets Value Fund
Class A
10/1/22 to 3/31/23(6)	$13.47	0.06	—	2.79	2.85	(0.29)	—	(0.29)	—	2.56	$16.03	21.37%	$ 7,617	1.15% (16)	1.62%	0.74%	38%
10/1/21 to 9/30/22	20.11	0.09	—	(6.70)	(6.61)	(0.03)	—	(0.03)	—	(6.64)	13.47	(32.92)	8,246	1.15	1.53	0.52	83
10/1/20 to 9/30/21	18.09	0.05	—	2.17	2.22	(0.20)	—	(0.20)	—	2.02	20.11	12.24	15,565	1.14	1.50	0.26	56
10/1/19 to 9/30/20	15.55	0.15	—	2.58	2.73	(0.19)	—	(0.19)	—	2.54	18.09	17.63	14,907	1.14	1.64	0.89	105
10/1/18 to 9/30/19	16.18	0.42	—	(0.68)	(0.26)	(0.37)	—	(0.37)	—	(0.63)	15.55	(1.68)	14,395	1.15	1.65	2.69	101
10/1/17 to 9/30/18	17.24	0.41	—	(1.14)	(0.73)	(0.26)	(0.07)	(0.33)	—	(1.06)	16.18	4.36	22,590	1.14	1.65	2.31	116
Class C
10/1/22 to 3/31/23(6)	$13.40	— (8)	—	2.78	2.78	(0.25)	—	(0.25)	—	2.53	$15.93	20.93%	$ 495	1.90% (16)	2.37%	0.04%	38%
10/1/21 to 9/30/22	20.12	(0.05)	—	(6.67)	(6.72)	—	—	—	—	(6.72)	13.40	(33.40)	476	1.90	2.24	(0.25)	83
10/1/20 to 9/30/21	18.07	(0.11)	—	2.17	2.06	(0.01)	—	(0.01)	—	2.05	20.12	11.40	914	1.89	2.25	(0.51)	56
10/1/19 to 9/30/20	15.56	0.03	—	2.57	2.60	(0.09)	—	(0.09)	—	2.51	18.07	16.75	1,016	1.89	2.37	0.16	105
10/1/18 to 9/30/19	16.23	0.35	—	(0.73)	(0.38)	(0.29)	—	(0.29)	—	(0.67)	15.56	(2.38)	1,006	1.90	2.40	2.24	101
10/1/17 to 9/30/18	17.33	0.24	—	(1.11)	(0.87)	(0.16)	(0.07)	(0.23)	—	(1.10)	16.23	(5.08)	1,196	1.90	2.38	1.35	116
Class P
10/1/22 to 3/31/23(6)	$13.38	0.02	—	2.84	2.86	(0.22)	—	(0.22)	—	2.64	$16.02	21.54%	$ 9,864	1.00% (16)	1.51%	0.24%	38%
10/1/21 to 9/30/22	19.99	0.14	—	(6.69)	(6.55)	(0.06)	—	(0.06)	—	(6.61)	13.38	(32.84)	11,220	1.00	1.46	0.83	83
10/1/20 to 9/30/21	18.05	0.09	—	2.15	2.24	(0.30)	—	(0.30)	—	1.94	19.99	12.40	10,449	0.99 (9)	1.47	0.44	56
10/1/19 to 9/30/20	15.53	0.22	—	2.53	2.75	(0.23)	—	(0.23)	—	2.52	18.05	17.85	7,192	0.99	1.27	1.33	105
10/1/18 to 9/30/19	16.16	0.45	—	(0.69)	(0.24)	(0.39)	—	(0.39)	—	(0.63)	15.53	(1.53)	2,022	0.99	1.32	2.90	101
10/1/17 to 9/30/18	17.13	0.36	—	(1.08)	(0.72)	(0.18)	(0.07)	(0.25)	—	(0.97)	16.16	(4.30)	3,312	0.98	1.48	2.03	116
Institutional Class
10/1/22 to 3/31/23(6)	$13.39	0.07	—	2.79	2.86	(0.31)	—	(0.31)	—	2.55	$15.94	21.57%	$ 37,080	0.90% (16)	1.36%	0.96%	38%
10/1/21 to 9/30/22	19.98	0.13	—	(6.65)	(6.52)	(0.07)	—	(0.07)	—	(6.59)	13.39	(32.75)	44,679	0.89	1.24	0.75	83
10/1/20 to 9/30/21	18.01	0.11	—	2.15	2.26	(0.29)	—	(0.29)	—	1.97	19.98	12.50	122,736	0.89	1.27	0.50	56
10/1/19 to 9/30/20	15.48	0.19	—	2.57	2.76	(0.23)	—	(0.23)	—	2.53	18.01	17.95	115,817	0.89	1.34	1.18	105
10/1/18 to 9/30/19	16.29	0.49	—	(0.73)	(0.24)	(0.57)	—	(0.57)	—	(0.81)	15.48	(1.45)	90,711	0.90	1.37	3.13	101
10/1/17 to 9/30/18	17.49	0.42	—	(1.11)	(0.69)	(0.44)	(0.07)	(0.51)	—	(1.20)	16.29	(4.12)	111,161	0.90	1.39	2.41	116

NFJ Global Sustainability Fund
Class A
10/1/22 to 3/31/23(6)	$15.37	0.03	—	3.47	3.50	(0.25)	(3.69)	(3.94)	—	(0.44)	$14.93	25.32%	$ 3,751	0.94%	1.47%	0.44%	27%
10/1/21 to 9/30/22	25.50	0.18	—	(5.11)	(4.93)	(0.15)	(5.06)	(5.21)	0.01	(10.13)	15.37	(25.53) (12)	3,451	0.94	1.42	0.85	70
10/1/20 to 9/30/21	21.06	0.13	—	4.97	5.10	(0.16)	(0.50)	(0.66)	—	4.44	25.50	24.61	5,305	0.94	1.37	0.54	30
10/1/19 to 9/30/20	18.27	0.11	—	3.03	3.14	(0.02)	(0.33)	(0.35)	—	2.79	21.06	17.35	2,350	0.98	1.44	0.58	31
10/1/18 to 9/30/19	19.46	0.14	—	0.04	0.18	(0.30)	(1.07)	(1.37)	—	(1.19)	18.27	2.43	1,444	1.09	1.84	0.77	49
10/1/17 to 9/30/18	17.96	0.17	—	1.98	2.15	(0.21)	(0.44)	(0.65)	—	1.50	19.46	12.23	614	1.09	1.70	0.92	20
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS STRATEGY TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Capital Gains Distributions Received from Underlying Funds(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)
NFJ Global Sustainability Fund (Continued)
Class P
10/1/22 to 3/31/23(6)	$15.63	0.05	—	3.53	3.58	(0.24)	(3.69)	(3.93)	—	(0.35)	$15.28	25.40%	$ 2,432	0.79%	1.21%	0.58%	27%
10/1/21 to 9/30/22	25.72	0.20	—	(5.20)	(5.00)	(0.04)	(5.06)	(5.10)	0.01	(10.09)	15.63	(25.44) (12)	2,689	0.79	0.98	0.94	70
10/1/20 to 9/30/21	21.22	0.10	—	5.07	5.17	(0.17)	(0.50)	(0.67)	—	4.50	25.72	24.78	5,336	0.79	1.17	0.44	30
10/1/19 to 9/30/20	18.39	0.14	—	3.05	3.19	(0.03)	(0.33)	(0.36)	—	2.83	21.22	17.52	28,372	0.84	1.13	0.74	31
10/1/18 to 9/30/19	19.68	0.21	—	(0.02)	0.19	(0.41)	(1.07)	(1.48)	—	(1.29)	18.39	2.56	21,582	0.94	1.65	1.17	49
10/1/17 to 9/30/18	18.13	0.16	—	2.05	2.21	(0.22)	(0.44)	(0.66)	—	1.55	19.68	12.44	11,362	0.94	1.25	0.84	20
Institutional Class
10/1/22 to 3/31/23(6)	$15.96	0.05	—	3.64	3.69	(0.22)	(3.69)	(3.91)	—	(0.22)	$15.74	25.45%	$ 55,760	0.69%	1.12%	0.65%	27%
10/1/21 to 9/30/22	26.28	0.24	—	(5.33)	(5.09)	(0.18)	(5.06)	(5.24)	0.01	(10.32)	15.96	(25.39) (12)	74,848	0.69	1.06	1.11	70
10/1/20 to 9/30/21	21.64	0.18	—	5.13	5.31	(0.17)	(0.50)	(0.67)	—	4.64	26.28	24.95	114,884	0.69	1.09	0.72	30
10/1/19 to 9/30/20	18.75	0.17	—	3.10	3.27	(0.05)	(0.33)	(0.38)	—	2.89	21.64	17.59	132,073	0.74	1.03	0.88	31
10/1/18 to 9/30/19	19.72	0.19	—	0.06	0.25	(0.15)	(1.07)	(1.22)	—	(0.97)	18.75	2.63	2,072	0.84	1.66	1.05	49
10/1/17 to 9/30/18	18.13	0.22	—	2.00	2.22	(0.19)	(0.44)	(0.63)	—	1.59	19.72	12.52	28,237	0.84	1.43	1.18	20

Seix High Yield Income Fund
Class A
10/1/22 to 3/31/23(6)	$ 7.15	0.20	—	0.52	0.72	(0.20)	—	(0.20)	— (8)	0.52	$ 7.67	9.88% (12)	$ 13,321	1.12% (17)	1.34%	5.32%	49%
10/1/21 to 9/30/22	8.97	0.37	—	(1.78)	(1.41)	(0.41)	—	(0.41)	—	(1.82)	7.15	(16.24)	12,984	1.13	1.33	4.41	51
10/1/20 to 9/30/21	8.39	0.43	—	0.58	1.01	(0.43)	—	(0.43)	—	0.58	8.97	12.20	20,763	1.13 (7)	1.14	4.93	153
10/1/19 to 9/30/20	8.91	0.42	—	(0.50)	(0.08)	(0.44)	—	(0.44)	—	(0.52)	8.39	(0.82)	20,251	1.12	1.12	4.96	143
10/1/18 to 9/30/19	8.91	0.43	—	0.01	0.44	(0.44)	—	(0.44)	—	—	8.91	5.18	26,937	1.07	1.07	4.98	70
10/1/17 to 9/30/18	9.31	0.45	—	(0.39)	0.06	(0.46)	—	(0.46)	—	(0.40)	8.91	0.67	33,768	1.05	1.05	4.93	40
Class C
10/1/22 to 3/31/23(6)	$ 7.14	0.17	—	0.52	0.69	(0.17)	—	(0.17)	— (8)	0.52	$ 7.66	9.46% (12)	$ 854	1.81% (17)	1.97%	4.61%	49%
10/1/21 to 9/30/22	8.95	0.31	—	(1.77)	(1.46)	(0.35)	—	(0.35)	—	(1.81)	7.14	(16.76)	1,195	1.82	1.88	3.72	51
10/1/20 to 9/30/21	8.38	0.37	—	0.56	0.93	(0.36)	—	(0.36)	—	0.57	8.95	11.32	2,255	1.86 (7)	1.89	4.21	153
10/1/19 to 9/30/20	8.89	0.36	—	(0.49)	(0.13)	(0.38)	—	(0.38)	—	(0.51)	8.38	(1.41)	3,880	1.81	1.81	4.26	143
10/1/18 to 9/30/19	8.90	0.37	—	—	0.37	(0.38)	—	(0.38)	—	(0.01)	8.89	4.33	4,880	1.76	1.76	4.28	70
10/1/17 to 9/30/18	9.30	0.39	—	(0.39)	—	(0.40)	—	(0.40)	—	(0.40)	8.90	0.02	8,544	1.71	1.71	4.27	40
Class P
10/1/22 to 3/31/23(6)	$ 6.79	0.20	—	0.50	0.70	(0.22)	—	(0.22)	— (8)	0.48	$ 7.27	10.00% (12)	$ 1,376	0.80% (17)	1.10%	5.63%	49%
10/1/21 to 9/30/22	8.54	0.37	—	(1.69)	(1.32)	(0.43)	—	(0.43)	—	(1.75)	6.79	(15.97)	1,561	0.81	0.90	4.73	51
10/1/20 to 9/30/21	8.01	0.44	—	0.54	0.98	(0.45)	—	(0.45)	—	0.53	8.54	12.47	4,196	0.85	0.95	5.20	153
10/1/19 to 9/30/20	8.53	0.43	—	(0.48)	(0.05)	(0.47)	—	(0.47)	—	(0.52)	8.01	(0.46)	10,113	0.80	0.80	5.28	143
10/1/18 to 9/30/19	8.55	0.44	—	0.01	0.45	(0.47)	—	(0.47)	—	(0.02)	8.53	5.56	12,128	0.73	0.73	5.31	70
10/1/17 to 9/30/18	8.96	0.46	—	(0.38)	0.08	(0.49)	—	(0.49)	—	(0.41)	8.55	0.94	17,535	0.70	0.70	5.26	40
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS STRATEGY TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Capital Gains Distributions Received from Underlying Funds(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)
Seix High Yield Income Fund (Continued)
Institutional
10/1/22 to 3/31/23(6)	$ 6.81	0.20	—	0.51	0.71	(0.22)	—	(0.22)	— (8)	0.49	$ 7.30	10.13% (12)	$ 16,871	0.83% (17)	1.09%	5.60%	49%
10/1/21 to 9/30/22	8.57	0.37	—	(1.70)	(1.33)	(0.43)	—	(0.43)	—	(1.76)	6.81	(16.02)	16,713	0.84	0.99	4.66	51
10/1/20 to 9/30/21	8.04	0.44	—	0.54	0.98	(0.45)	—	(0.45)	—	0.53	8.57	12.43	42,666	0.87	0.88	5.19	153
10/1/19 to 9/30/20	8.56	0.43	—	(0.48)	(0.05)	(0.47)	—	(0.47)	—	(0.52)	8.04	(0.50)	51,920	0.83	0.83	5.22	143
10/1/18 to 9/30/19	8.58	0.44	—	0.01	0.45	(0.47)	—	(0.47)	—	(0.02)	8.56	5.48	77,365	0.79	0.79	5.25	70
10/1/17 to 9/30/18	8.98	0.46	—	(0.37)	0.09	(0.49)	—	(0.49)	—	(0.40)	8.58	1.03	122,078	0.73	0.73	5.26	40
Administrative Class
10/1/22 to 3/31/23(6)	$ 6.76	0.19	—	0.50	0.69	(0.21)	—	(0.21)	— (8)	0.48	$ 7.24	9.95% (12)	$ 123	1.00% (17)	1.20%	5.44%	49%
10/1/21 to 9/30/22	8.52	0.35	—	(1.68)	(1.33)	(0.43)	—	(0.43)	—	(1.76)	6.76	(16.19)	114	1.01 (7)(15)	0.88	4.47	51
10/1/20 to 9/30/21	8.02	0.74	—	0.40	1.14	(0.64)	—	(0.64)	—	0.50	8.52	14.60	111	1.00	2.16	8.73	153
10/1/19 to 9/30/20	8.54	0.42	—	(0.48)	(0.06)	(0.46)	—	(0.46)	—	(0.52)	8.02	(0.63)	26	1.00	1.00	5.14	143
10/1/18 to 9/30/19	8.44	0.43	—	0.03	0.46	(0.36)	—	(0.36)	—	0.10	8.54	5.60	24	0.94	0.94	5.10	70
10/1/17 to 9/30/18	8.84	0.44	—	(0.37)	0.07	(0.47)	—	(0.47)	—	(0.40)	8.44	0.83	20	0.88	0.88	4.93	40

Footnote Legend:
(1)	Calculated using average shares outstanding.
(2)	Sales charges, where applicable, are not reflected in the total return calculation.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year.
(5)	The Funds will also indirectly bear their prorated share of expenses of any underlying funds in which they invest. Such expenses are not included in the calculation of this ratio.
(6)	Unaudited.
(7)	See Note 4D in Notes to Financial Statements for information on recapture of expenses previously reimbursed and/or waived.
(8)	Amount is less than $0.005 per share.
(9)	Due to a change in expense cap, the ratio shown is a blended expense ratio.
(10)	Inception date.
(11)	Portfolio turnover is representative of the Fund for the entire period.
(12)	Payment from affiliate had no impact on total return.
(13)	Payments from affiliates increased the end of period net asset value and total return by less than $0.01 and 0.01%, respectively.
(14)	Inclusive of excise tax expense of 0.01% for the six months ended March 31, 2023.
(15)	The share class is currently under its expense limitation.
(16)	Includes interest expense on borrowings.
(17)	Inclusive of excise tax expense of 0.04% for the six months ended March 31, 2023.
See Notes to Financial Statements

VIRTUS STRATEGY TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited)
March 31, 2023
Note 1. Organization
Virtus Strategy Trust (the “Trust”) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
As of the date of this report, the Trust is comprised of 8 funds (each a “Fund” or collectively, the “Funds”), each reported in this semiannual report. Each Fund has a distinct investment objective and all of the Funds except the Duff & Phelps Water Fund are diversified.
The Funds have the following investment objective(s):
Fund	Investment objective(s)
Convertible Fund	Seeking maximum total return, consisting of capital appreciation and current income.
Duff & Phelps Water Fund	Seeking long-term capital appreciation.
Global Allocation Fund	Seeking after-inflation capital appreciation and current income.
International Small-Cap Fund	Seeking maximum long-term capital appreciation.
Newfleet Short Duration High Income Fund	Seeking a high level of current income with lower volatility than the broader high yield market.
NFJ Emerging Markets Value Fund	Seeking long-term capital appreciation.
NFJ Global Sustainability Fund	Seeking long-term capital appreciation.
Seix High Yield Income Fund	Seeking a high level of current income and capital growth.
There is no guarantee that a Fund will achieve its objective(s).
The Convertible Fund and Global Allocation Fund offer Class A shares, Class C shares, Class P shares, Institutional Class shares, Class R6 Shares, and Administrative Class shares. The Duff & Phelps Water Fund and NFJ Emerging Markets Value Fund offer Class A shares, Class C shares, Class P shares, and Institutional Class shares. The International Small-Cap Fund and Newfleet Short Duration High Income Fund offer Class A shares, Class C shares, Class P shares, Institutional Class shares, and Class R6 shares. The NFJ Global Sustainability Fund offers Class A shares, Class P shares, and Institutional Class shares. The Seix High Yield Income Fund offers Class A shares, Class C shares, Class P shares, Institutional Class shares, and Administrative Class shares.
Class A shares of Newfleet Short Duration High Income Fund are sold with a front-end sales charge of up to 2.25% with some exceptions. Class A shares of Seix High Yield Income Fund are sold with a front-end sales charge of up to 3.75% with some exceptions. Class A shares of all other Funds are sold with a front-end sales charge of up to 5.50% with some exceptions. Generally, Class A shares are not subject to any charges by the Funds when redeemed; however, a 0.50% - 1.00% contingent deferred sales charge (“CDSC”) may be imposed on certain redemptions made within a certain period following purchases on which a finder’s fee has been paid. The period for which such CDSC applies for the Funds is 12 months for the Newfleet Short Duration High Income Fund, and 18 months for all other Funds. The CDSC period begins on the last day of the month preceding the month in which the purchase was made.
On May 21, 2021, all Class R shares for the Convertible Fund, Global Allocation Fund, International Small-Cap Fund and Seix High Yield Income Fund were converted into Class A shares of the respective Fund.
Class C shares are generally sold with a 1% CDSC, applicable if redeemed within one year of purchase. Class C shares and any reinvested dividends and other distributions paid on such shares, will be automatically converted to Class A shares of the same Fund following a required holding period, which as of March 1, 2021, was eight years. Effective February 26, 2021, if an investor intends to purchase greater than $999,999 of Class C shares, and the purchase would qualify for Class A shares with no load, then the purchase will automatically be made into a purchase of Class A shares, thus reducing expenses. Class P shares, Institutional Class shares, Class R6 shares, and Administrative Class shares are sold without a front-end sales charge or CDSC.
Class P shares are offered primarily through certain asset allocation, wrap fee and other similar programs offered by broker-dealers and other intermediaries (“service agents”) that have established a shareholder servicing relationship with the Trust on behalf of their customers. Such programs established with broker-dealers or financial intermediaries may purchase shares only if the program for which the shares are being acquired will maintain an omnibus or pooled account for each fund. Class P shares may also be offered for direct investment by other investors such as pension and profit sharing plans, employee benefit trusts and plan alliances, endowments, foundations and corporations.
Institutional Class shares are offered primarily to clients of financial intermediaries that (i) charge such clients an ongoing fee for advisory, investment, consulting, or similar services; or (ii) have entered into an agreement with the Funds’ distributor or transfer agent to offer Institutional Class shares through a no-load network or platform. Such clients may include pension and profit sharing plans, other employee benefit trusts, endowments, foundations and corporations. Institutional Class shares are also offered to private and institutional clients of, or referred by, the adviser, a subadviser or their affiliates, and to Trustees of the Funds and trustees/directors of affiliated open- and closed-end funds, and directors, officers and employees of Virtus and its affiliates. If you are eligible to purchase and do purchase Institutional Class shares, you will pay no sales charge at any time. There are no distribution and service fees applicable to Institutional Class shares.
Class R6 shares are offered without a minimum initial investment to the following investors in plan level or omnibus accounts only (provided that they do not require or receive any compensation, administrative payments, sub-transfer agency payments or service payments with respect to Class R6 shares): (i) qualified retirement plans, including, but not limited to, 401(k) plans, 457 plans, employer-sponsored 403(b) plans, and defined benefit plans;

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(ii) banks and trust companies; (iii) insurance companies; (iv) financial intermediaries utilizing such shares in fee-based investment advisory programs; (v) registered investment companies; and (vi) non-qualified deferred compensation plans. Other institutional investors may be permitted to purchase Class R6 shares subject to the applicable Fund’s determination of eligibility and may be subject to a $2,500,000 minimum initial investment requirement. In addition, without a minimum initial investment requirement, Class R6 shares are available to any Trustee of the Virtus Funds and trustees/directors of affiliated open- and closed-end funds, directors, officers and employees of Virtus and its affiliates, and a spouse or domestic partner, child or minor grandchild of any such qualifying individual (in each case either individually or jointly with other investors), provided in each case that those shares are held directly with the Transfer Agent or in an eligible account. Class R6 shares do not carry sales commissions or pay Rule 12b-1 fees. No compensation, administrative payments, sub-transfer agency payments or service payments are paid to brokers or other entities from Fund assets or the Funds’ distributor’s or an affiliate’s resources on sales of or investments in Class R6 shares.
Administrative Class shares are offered primarily through employee benefit plan alliances, broker-dealers, and other intermediaries, and each Fund pays service or distribution fees to such entities for services they provide to Administrative Class shareholders.
The Funds may impose an annual fee on accounts having balances of less than $2,500. The small account fee may be waived in certain circumstances, as disclosed in the prospectuses and/or statement of additional information. The fees collected will be used to offset certain expenses of the Funds. These fees are reflected as “Less low balance account fees” in each Fund’s Statement of Operations for the period, as applicable.
Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears any expenses attributable specifically to that class (“class-specific expenses”) and has exclusive voting rights with respect to any Rule 12b-1 and/or shareholder service plan (“12b-1 Plan”) approved by the Board. Class P shares, Institutional Class shares, Class R6 shares, and Administrative Class shares are not subject to a 12b-1 Plan. Class-specific expenses may include shareholder servicing fees, sub-transfer agency fees, and fees under a 12b-1 Plan, as well as certain other expenses as designated by the Funds’ Treasurer and approved by the Board. Investment income, common operating expenses and realized and unrealized gains and losses of each Fund are borne pro-rata by the holders of each class of shares.
Note 2. Significant Accounting Policies
The Trust is an investment company that follows the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements and for derivatives, included in Note 3 below. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be significant.
A.	Security Valuation
Each Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Funds’ policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
    •     Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
     •    Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
     •    Level 3 – prices determined using significant unobservable inputs (including the Adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to a Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that a Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Funds fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, ETFs, and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all

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securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the Adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter (“OTC”) derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value a Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for each Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
B.	Security Transactions and Investment Income
Security transactions are recorded on the trade date. Realized gains and losses from the sale of securities are determined on the identified cost basis. Dividend income and capital gain distributions are recognized on the ex-dividend date or, in the case of certain foreign securities, as soon as a Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Premiums on callable debt instruments are amortized to interest income to the earliest call date using the effective interest method. Conversion premium is not amortized. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
Dividend income from REITs is recorded using management’s estimate of the percentage of income included in distributions received from such investments based on historical information and other industry sources. The return of capital portion of the estimate is a reduction to investment income and a reduction in the cost basis of each investment which increases net realized gain (loss) and net change in unrealized appreciation (depreciation). If the return of capital distributions exceed their cost basis, the distributions are treated as realized gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.
C.	Income Taxes
Each Fund is treated as a separate taxable entity. It is the intention of each Fund to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.
Certain Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.
Management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Each Fund’s U.S. federal income tax return is generally subject to examination by the Internal Revenue Service for a period of three years after it is filed. State, local and/or non-U.S. tax returns and/or other filings may be subject to examination for different periods, depending upon the tax rules of each applicable jurisdiction.
D.	Distributions to Shareholders
Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP.
E.	Expenses
Expenses incurred together by a Fund and other affiliated mutual funds are allocated in proportion to the net assets of each such fund, except where allocation of direct expenses to each Fund and each such other fund, or an alternative allocation method, can be more appropriately used.
In addition to the net annual operating expenses that a Fund bears directly, the shareholders of a Fund indirectly bear the pro-rata expenses of any underlying mutual funds in which the Fund invests.
F.	Foreign Currency Transactions
Non-U.S. investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and the date it is paid is treated as a gain or loss on foreign currency. For fixed income instruments, the Funds bifurcate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held and such fluctuations are included with the net realized and unrealized gain or loss on foreign currency

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transactions. For equity securities, the Funds do not isolate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held and such fluctuations are included with the net realized and unrealized gain or loss on investments.
G.	Convertible Securities
Certain Funds may invest a portion of their assets in convertible securities. Although convertible securities derive part of their value from that of the securities into which they are convertible, they are not considered derivative financial instruments. However, certain of the Funds’ investments in convertible securities include features which render them sensitive to price changes in their underlying securities. The value of structured/synthetic convertible securities can be affected by interest rate changes and credit risks of the issuer. Such securities may be structured in ways that limit their potential for capital appreciation, and the entire value of the security may be at risk of loss depending on the performance of the underlying equity security. Consequently, the Funds are exposed to greater downside risk than traditional convertible securities, but typically still less than that of the underlying stock.
H.	Payment-In-Kind Securities
Certain Funds may invest in payment-in-kind securities, which are debt or preferred stock securities that require or permit payment of interest in the form of additional securities. Payment-in-kind securities allow the issuer to avoid or delay the need to generate cash to meet current interest payments and, as a result, may involve greater risk than securities that pay interest currently or in cash.
I.	Securities Traded on a To-Be-Announced Basis
Certain Funds may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, a Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information, such as the face amount, maturity date and underlying pool of investments in U.S. government agency mortgage pass-through securities, is not announced. Securities purchased on a TBA basis are not settled until they are delivered to the Fund. Beginning on the date a Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.
J.	When-issued Purchases and Forward Commitments (Delayed Delivery)
Certain Funds may engage in when-issued or forward commitment transactions. Securities purchased on a when-issued or forward commitment basis are also known as delayed delivery transactions. Delayed delivery transactions involve a commitment by a Fund to purchase or sell a security at a future date (ordinarily up to 90 days later). When-issued or forward commitments enable the Funds to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. Each Fund records when-issued and forward commitment securities on the trade date. Each Fund maintains collateral for the securities purchased. Securities purchased on a when-issued or forward commitment basis begin earning interest on the settlement date.
K.	Leveraged Loans
Certain Funds may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. Leveraged loans are generally non-investment grade and often involve borrowers that are highly leveraged. The Funds may invest in obligations of borrowers who are in bankruptcy proceedings. Leveraged loans are typically senior in the corporate capital structure of the borrower. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the leveraged loan. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When investing in loan participations, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan participation and only upon receipt by the lender of payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the leveraged loan with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the leveraged loan. When a Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.
A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. Leveraged loans may involve foreign borrowers and investments may be denominated in foreign currencies. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due.
The leveraged loans have floating rate loan interests which generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally LIBOR, SOFR, the prime rate offered by one or more U.S. banks or the certificate of deposit rate. When a leveraged loan is purchased a Fund may pay an assignment fee. On an ongoing basis, a Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a leveraged loan. Prepayment penalty fees are received upon the prepayment of a leveraged loan by a borrower. Prepayment penalty, facility, commitment, consent and amendment fees are recorded to income as earned or paid.
A Fund may invest in both secured loans and “covenant lite” loans which have few or no financial maintenance covenants that would require a borrower to maintain certain financial metrics. The lack of financial maintenance covenants in covenant lite loans increases the risk that the applicable Fund will experience difficulty or delays in enforcing its rights on its holdings of such loans, which may result in losses, especially during a downturn in the credit cycle.
L.	Warrants
The Funds may receive warrants. Warrants are securities that are usually issued together with a debt instrument or preferred stock and that give the holder the right to buy a proportionate amount of common stock at a specified price. Warrants may be freely transferable and are often traded on

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major exchanges. Warrants normally have a life that is measured in years and entitle the holder to buy common stock of a company at a price that is usually higher than the market price at the time the warrant is issued. Warrants may entail greater risks than certain other types of investments. Generally, warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. If the market price of the underlying stock does not exceed the exercise price during the life of the warrant, the warrant will expire worthless. Warrants may increase the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities. Similarly, the percentage increase or decrease in the value of an equity security warrant may be greater than the percentage increase or decrease in the value of the underlying common stock. Warrants may relate to the purchase of equity or debt instruments. Debt obligations with warrants attached to purchase equity securities have many characteristics of convertible securities and their prices may, to some degree, reflect the performance of the underlying stock. Debt obligations also may be issued with warrants attached to purchase additional debt instruments at the same coupon rate. A decline in interest rates would permit a Fund to sell such warrants at a profit. If interest rates rise, these warrants would generally expire with no value.
M.	Securities Lending
The Funds may loan securities to qualified brokers through a securities lending agency agreement with The Bank of New York Mellon (“BNYM”). Under the securities lending policy, when lending securities a Fund is required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan bringing the collateral market value in line with the required percent. Due to timing of collateral adjustments, the market value of collateral held with respect to a loaned security, may be more or less than the value of the security on loan.
Collateral may consist of cash and securities issued by the U.S. Government or its agencies. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the broker are recorded as income by the Fund net of fees and rebates charged/paid by BNYM for its services as securities lending agent and in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the declining value of the collateral.
Securities lending transactions are entered into by each Fund under a Master Securities Lending Agreement (“MSLA”) which permits the Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Fund to the same counterparty against amounts to be received and create one single net payment due to or from the Fund.
As of March 31, 2023, none of the Funds were lending under the agreement with BNYM.
Note 3. Derivative Financial Instruments and Transactions
($ reported in thousands)
Disclosures about derivative instruments and hedging activities are intended to enable investors to understand how and why a Fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect a Fund’s results of operations and financial position. Summarized below are such disclosures and accounting policies for each specific type of derivative instrument used by certain Funds.
A.	Futures Contracts
A futures contract is an agreement between two parties to purchase (long) or sell (short) a security at a set price for delivery on a future date. Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash and/or securities equal to the “initial margin” requirements of the futures exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by a Fund for financial statement purposes on a daily basis as unrealized appreciation or depreciation. When the contract expires or is closed, gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed is realized. This is presented in the Statement of Operations as net realized gain (loss) from future contracts.
During the six months ended March 31, 2023, the Global Allocation Fund utilized futures to optimize performance by gaining exposure to broad markets or to hedge the risk of securities within the portfolios. The potential risks of doing so are that 1) the use of futures may result in larger losses or smaller gains than the use of more traditional investments, 2) the prices of futures and the price movements of the securities that the future is intended to simulate may not correlate well, 3) the Fund’s success in using futures will be dependent upon the subadviser’s ability to correctly predict such price movements, 4) liquidity of futures can be adversely affected by market factors, and the prices of such securities may move in unexpected ways, and 5) if the Fund cannot close out a futures position, it may be compelled to continue to make daily cash payments to the broker to meet margin requirements, thus increasing transaction costs. Futures contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments. Securities deposited as margin are designated on the Schedule of Investments and cash deposited is recorded on the Statements of Assets and Liabilities as “Cash pledged as collateral for futures contracts”.
B.	Forward Foreign Currency Exchange Contracts
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. Forward foreign currency exchange contracts, when used by a Fund, help to manage the overall exposure to the currencies in which some of the investments held by the Fund are denominated. The contract is marked to market daily and the change in market value is recorded by the Fund as an unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The use of forward foreign currency exchange contracts involves the risk that the value of the contract changes unfavorably due to movements in the value of the referenced foreign currencies. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of foreign currency.

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During the six months ended March 31, 2023, none of the Funds entered into forward foreign currency exchange contracts.
C.	Swaps
Certain Funds enter into swap agreements, in which the Fund and a counterparty agree either to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are negotiated in the OTC market and may be entered into as a bilateral contract “Over-the-counter swaps at value” for OTC swaps and as “variation margin receivable/payable” for centrally cleared swaps. Swaps are marked-to-market daily and changes in value are recorded as “Net change in unrealized appreciation (depreciation) on swaps” in the Statements of Operations.
Any upfront premiums paid are recorded as assets and any upfront fees received are recorded as liabilities and are shown under “Swaps at value” in the Statements of Assets and Liabilities and are amortized over the term of the swap for OTC swaps. When a swap is terminated, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contracts is the unamortized premium received or paid. Cash settlements between the Fund and the counterparty are recognized as “Net realized gain (loss) on swaps” in the Statements of Operations. Swap contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.
In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is submitted to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. The Fund is required to interface with the CCP through a clearing broker. Upon entering into a centrally cleared swap, a Fund is required to deposit initial margin with the clearing broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap.
Securities deposited as margin are designated on the Schedule of Investments and cash deposited is recorded on the Statements of Assets and Liabilities as “Cash pledged as collateral for cleared swaps”.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Credit default swaps – A Fund may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps on single-name issuers are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the protection seller to make specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation accelerators, repudiation, moratorium or restructuring). Credit default swaps on a combination or basket of single-name issuers are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the protection seller to make specific payment should a negative credit event take place with respect to any of the referenced entities (e.g., bankruptcy, failure to pay, obligation accelerators, repudiation, moratorium or restructuring). Credit default swaps on traded indexes are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the seller to make a specific payment should a write-down, principal or interest shortfall or default of all or individual underlying securities included in the index occurs. As a buyer, if an underlying credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index or receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. The Funds may enter into credit default swaps to manage their exposure to the market or certain sectors of the market, to reduce their risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which they are not otherwise exposed (credit risk).
During the six months ended March 31, 2023, the Global Allocation Fund utilized both single name credit default swaps and credit index swaps to gain exposure to short individual securities or to gain exposure to a credit or asset-backed index.

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The following is a summary of derivative instruments categorized by primary risk exposure, as presented in the Statements of Assets and Liabilities at March 31, 2023:
Statement Line Description	Primary Risk	Global Allocation Fund
Asset Derivatives
Variation margin receivable on swap contracts (1)	Credit contracts	$ 77
Variation margin receivable on futures contracts(1)	Equity contracts	2,461
Variation margin receivable on futures contracts(1)	Foreign currency contracts	132
Variation margin receivable on futures contracts(1)	Interest rate contracts	371
Total		$3,041
Liability Derivatives
Variation margin receivable on futures contracts(1)	Equity contracts	$ (643)
Variation margin receivable on futures contracts(1)	Foreign currency contracts	(14)
Variation margin receivable on futures contracts(1)	Interest rate contracts	(245)
Total		$ (902)

(1)	Represents cumulative appreciation (depreciation) on futures contracts and swap contracts as reported in the Schedule of Investments. Only current day’s variation margin is shown in the Statements of Assets and Liabilities for exchange traded swap contracts.
The following is a summary of derivative instruments categorized by primary risk exposure, and location as presented in the Statements of Operations for the six months ended March 31, 2023:
Statement Line Description	Primary Risk	Global Allocation Fund
Net Realized Gain (Loss) from
Swaps	Credit contracts	$ (32)
Futures	Equity contracts	3,203
Futures	Foreign currency contracts	(838)
Futures	Interest rate contracts	1,124
Total		$3,457
Net Change in Unrealized Appreciation (Depreciation) on
Swaps	Credit contracts	$ (84)
Futures	Equity contracts	2,814
Futures	Foreign currency contracts	(3)
Futures	Interest rate contracts	484
Total		$3,211
The table below shows the quarterly average volume (unless otherwise specified) of the derivatives held by the applicable Fund for the six months ended March 31, 2023.
Global Allocation Fund
Futures Contracts - Long Positions(1)	$ (435)
Futures Contracts - Short Positions(1)	410
Credit Default Swap Contracts - Buy Protection(2)	(7,321)
Credit Default Swap Contracts - Sell Protection(2)	2,359
(1) Average unrealized for the period.
(2) Notional amount.

VIRTUS STRATEGY TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2023
D.	Derivative Risks
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
A Fund’s risk of loss from counterparty credit risk on derivatives bought or sold OTC, rather than traded on a securities exchange, is generally limited to the aggregate unrealized gain netted against any collateral held by such Fund. For OTC purchased options, each Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by such Fund should the counterparty fail to perform under the contracts. Options written by a Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund, and not the counterparty to perform.
With exchange traded purchased options and futures and centrally cleared swaps generally speaking, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro-rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, each Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event a Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.
E.	Collateral Requirements and Master Netting Agreements (“MNA”)
For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty.
Cash collateral that has been pledged to cover obligations of a Fund and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments. Typically, the Funds and counterparties are not permitted to sell, re-pledge or use the collateral they receive. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.
The following table presents the Global Allocation Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under a MNA and net of the related collateral received/pledged by the Fund as of March 31, 2023:

VIRTUS STRATEGY TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2023
At March 31, 2023, the Fund’s derivative assets and liabilities (by type) are as follows:
	Global Allocation Fund
	Assets	Liabilities
Derivative Financial Instruments:
Futures contracts	$ 272	$—
Centrally cleared swaps	4	—
Total derivative assets and liabilities in the Statements of Assets and Liabilities	$ 276	$—
Derivatives not subject to a MNA or similar agreement	(276)	—
Total assets and liabilities subject to a MNA	$ —	$—

Note 4. Investment Advisory Fees and Related Party Transactions
($ reported in thousands)
A.	Investment Adviser
Virtus Investment Advisers, Inc. (the “Adviser”), an indirect, wholly-owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”), is the investment adviser to the Funds. The Adviser manages the Funds’ investment programs and general operations of the Funds, including oversight of the Funds’ subadvisers.
As compensation for its services to the Funds, the Adviser is entitled to a fee, which is calculated daily and paid monthly based upon the following annual rates as a percentage of the average daily net assets of each Fund:

Fund	Advisory Fee
Convertible Fund	0.57%
Duff & Phelps Water Fund	0.95
Global Allocation Fund	0.70
International Small-Cap Fund	1.00
Newfleet Short Duration High Income Fund	0.48
NFJ Emerging Markets Value Fund	0.85
NFJ Global Sustainability Fund	0.80
Seix High Yield Income Fund	0.48
During the six months ended March 31, 2023, the Global Allocation Fund invested a portion of its assets in NFJ Global Sustainability Fund, an affiliated mutual fund. In order to avoid any duplication of advisory fees, the Adviser voluntarily waived its advisory fees in an amount equal to that which would otherwise be paid by the Fund on the assets invested in the NFJ Global Sustainability Fund. For the six months ended March 31, 2023, the waiver amounted to $199 for the Global Allocation Fund. This waiver was in addition to the expense limitation and/or fee waiver covered elsewhere in these financial statements and is included in the Statements of Operations in “Less expenses reimbursed and/or waived by investment adviser.”
B.	Subadvisers
The subadvisers manage the investments of each Fund for which they are paid a fee by the Adviser. A list of the subadvisers and the Funds they serve as of the end of the six months is as follows:

Fund	Subadviser
Convertible Fund	Voya IM(1)
Duff & Phelps Water Fund	Duff & Phelps(2)
Global Allocation Fund	N/A
International Small-Cap Fund	N/A
Newfleet Short Duration High Income Fund	Newfleet (3)
NFJ Emerging Markets Value Fund	NFJ (4)
NFJ Global Sustainability Fund	NFJ (4)
Seix High Yield Income Fund	Seix (5)

VIRTUS STRATEGY TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2023
(1)	Voya Investment Management Co. LLC (“Voya IM”).
(2)	Duff & Phelps Investment Management Co. (“Duff & Phelps”), an indirect, wholly-owned subsidiary of Virtus.
(3)	Newfleet Asset Management (“Newfleet”), a division of Virtus Fixed Income Advisers LLC (“VFIA”), an indirect, wholly-owned subsidiary of Virtus.
(4)	NFJ Investment Group, LLC (“NFJ”), an indirect, wholly-owned subsidiary of Virtus.
(5)	Seix Investment Advisors, LLC (“Seix”), a division of VFIA, an indirect, wholly-owned subsidiary of Virtus.
C.	Expense Limitations
The Adviser has contractually agreed to limit each Fund’s annual total operating expenses, subject to the exceptions listed below, so that such expenses do not exceed, on an annualized basis, the following respective percentages of average daily net assets through February 1, 2024. Following the contractual period, the Adviser may discontinue these expense limitation arrangements at any time. The waivers and reimbursements are accrued daily and received monthly.

Fund	Class A	Class C	Class P	Institutional Class	Class R6	Administrative Class
Convertible Fund	0.96%	1.73%	0.71%	0.71%	0.62%	0.93%
Duff & Phelps Water Fund	1.22	1.97	0.94	0.93	N/A	N/A
Global Allocation Fund	0.52	1.27	0.32	0.29	0.22	0.47
International Small-Cap Fund	1.25	2.00	1.10	1.04	1.00	N/A
Newfleet Short Duration High Income Fund	0.86	1.11	0.65	0.60	0.55	N/A
NFJ Emerging Markets Value Fund	1.14	1.89	0.99	0.89	N/A	N/A
NFJ Global Sustainability Fund	0.94	N/A	0.79	0.69	N/A	N/A
Seix High Yield Income Fund	1.12	1.81	0.80	0.83	N/A	1.00
The exclusions include front-end or contingent deferred loads, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any.
D.	Expense Recapture
Under certain conditions, the Adviser may recapture operating expenses reimbursed or fees waived under these arrangements within three years after the date on which such amounts were incurred or waived. A Fund must pay its ordinary operating expenses before the Adviser is entitled to any reimbursement and must remain in compliance with any applicable expense limitations or, if none, the expense limitation in effect at the time of the waiver or reimbursement. All or a portion of the following Adviser reimbursed expenses may be recaptured by the six months ending March 31:

	Expiration
Fund	2023	2024	2025	2026	Total
Convertible Fund
Class A	$ —	$ 302	$ 436	$ 174	$ 912
Class C	—	72	101	51	224
Class P	—	844	704	263	1,811
Institutional Class	—	1,161	1,580	720	3,461
Class R6	—	—	— (1)	— (1)	— (1)
Administrative Class	—	14	51	8	73
Duff & Phelps Water Fund
Class A	323	571	685	300	1,879
Class C	123	157	148	59	487
Class P	463	921	707	239	2,330
Institutional Class	333	756	985	403	2,477
Global Allocation Fund
Class A	87	193	331	138	749
Class C	6	11	17	9	43
Class P	8	24	31	7	70
Institutional Class	11	29	63	22	125
Class R6	407	840	1,422	656	3,325
Administrative Class	—	1	— (1)	— (1)	1
International Small-Cap Fund
Class A	21	23	21	8	73
Class C	4	3	1	— (1)	8
Class P	57	54	24	9	144
Institutional Class	157	178	98	40	473
Class R6	128	148	103	40	419

VIRTUS STRATEGY TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2023
	Expiration
Fund	2023	2024	2025	2026	Total
Newfleet Short Duration High Income Fund
Class A	$ —	$ 105	$ 158	$ 77	$ 340
Class C	17	80	88	45	230
Class P	—	230	199	99	528
Institutional Class	88	289	439	199	1,015
Class R6	6	21	19	5	51
NFJ Emerging Markets Value Fund
Class A	71	62	49	19	201
Class C	5	4	3	1	13
Class P	10	47	54	15	126
Institutional Class	437	491	328	94	1,350
NFJ Global Sustainability Fund
Class A	8	18	24	10	60
Class P	78	70	14	5	167
Institutional Class	355	528	391	119	1,393
Seix High Yield Income Fund
Class A	—	1	34	15	50
Class C	—	1	2	1	4
Class P	—	3	6	2	11
Institutional	—	1	49	22	72
Administrative Class	—	1	— (1)	— (1)	1
(1)	Amount is less than $500.
During the six months ended March 31, 2023, the Adviser recaptured expenses previously waived for the following Fund:
Fund	Administrative Class
Seix High Yield Income Fund	$— (1)
(1)	Amount is less than $500.
E.	Distributor
VP Distributors, LLC (“VP Distributors”), an indirect, wholly-owned subsidiary of Virtus, serves as the distributor of each Fund’s shares. VP Distributors has advised the Funds that for the six months ended March 31, 2023, it retained net commissions of $22 for Class A shares and CDSC of $9 and $9 for Class A shares and Class C shares, respectively.
In addition, each Fund pays VP Distributors 12b-1 fees under a 12b-1 Plan as a percentage of the average daily net assets of each respective class at the annual rates of 0.25% for Class A shares, and 1.00% for Class C shares (0.50% for Newfleet Short Duration High Income Fund and 0.90% for Seix High Yield Income Bond Fund). Administrative Class shares pay a 0.25% Administrative Distribution fee. Class P shares, Institutional Class shares, Class R6 shares, and Administrative Class shares are not subject to a 12b-1 Plan.
Under certain circumstances, shares of certain Virtus Funds may be exchanged for shares of the same class of certain other Virtus Funds on the basis of the relative NAV per share at the time of the exchange. On exchanges with share classes that carry a CDSC, the CDSC schedule of the original shares purchased continues to apply.
F.	Administrator and Transfer Agent
Virtus Fund Services, LLC, an indirect, wholly-owned subsidiary of Virtus, serves as the administrator and transfer agent to the Funds.
For the six months ended March 31, 2023, the Funds incurred administration fees totaling $1,538, which are included in the Statements of Operations within the line item “Administration and accounting fees.” The fees are calculated daily and paid monthly.
For the six months ended March 31, 2023, the Funds incurred transfer agent fees totaling $689 which are included in the Statements of Operations within the line item “Transfer agent fees and expenses.” The fees are calculated daily and paid monthly.
G.	Payment from Affiliates
The Seix High Yield Income Fund was reimbursed $3 by the Adviser for losses incurred due to a valuation error during the six months ended March 31, 2023.
H.	Affiliated Shareholders
At March 31, 2023, Virtus and its affiliates held shares of the following Fund, which may be redeemed at any time, that aggregated to the following:

VIRTUS STRATEGY TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2023
	Shares	Aggregate Net Asset Value
NFJ Global Sustainability Fund
Institutional Class	3,292,018	$51,816
I.	Investments with Affiliates
The Funds are permitted to purchase assets from or sell assets to certain related affiliates under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of assets by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers comply with Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the six months ended March 31, 2023, the Funds did not engage in any transactions pursuant to Rule 17a-7 under the 1940 Act.
Outside of Rule 17a-7 transactions, other investments with affiliated issuers are separately reported in this note. An affiliated issuer includes any company in which the Fund held 5% or more of a company’s outstanding voting shares at any point during the period, as well as other circumstances where an investment adviser or subadviser to the Fund is deemed to exercise, directly or indirectly, a certain level of control over the company.
A summary of the Fund’s total long-term and short-term purchases and sales of the respective shares of the affiliated investments during the six months ended March 31, 2023, is as follows:

	Value, beginning of period(1)	Purchases (2)	Sales proceeds	Net realized gain (loss) on affiliated securities	Net change in unrealized appreciation (depreciation) on affiliated securities	Value, end of period	Shares	Dividend income	Distributions of realized gains
Global Allocation Fund
Affiliated Mutual Funds—24.8%
Virtus Duff & Phelps Water Fund Institutional Shares(3)	$ —	$ 6,989	$ —	$ —	$ 121	$ 7,110	387,463	$ 50	$ —
Virtus NFJ Global Sustainability Fund Institutional Shares(3)	69,100	10,083	29,881	(6,330)	8,767	51,739	3,287,132	564	9,519
Total	$69,100	$17,072	$29,881	$(6,330)	$8,888	$58,849		$614	$9,519

(1)	The Global Allocation Fund does not invest in the underlying funds for the purpose of exercising management or control; however, investments made by the Fund within each of its principal investment strategies may represent a significant portion of an underlying fund’s net assets. At March 31, 2023, the Fund was the owner of record of 83% of the NFJ Global Sustainability Fund Institutional Class and the owner of record of less than 10% of all other affiliated underlying funds.
(2)	Includes reinvested dividends from income and capital gain distributions.
(3)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
J.	Trustee Deferred Compensation Plan
The Trust provides a deferred compensation plan for its Trustees who receive compensation from the Trust. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Trust, and then, to the extent permitted by the 1940 Act, in turn, may be invested in the shares of affiliated or unaffiliated mutual funds selected by the participating Trustees. Investments in such instruments are included in “Other assets” in the Statements of Assets and Liabilities at March 31, 2023.
In calendar year 2018 and certain other periods prior to January 1, 2020, the Funds maintained a different deferred compensation plan pursuant to which each Trustee who was not affiliated with AllianzGI U.S. had the opportunity to elect not to receive all or a portion of his or her fees from the respective Fund on a current basis, but instead to receive in a subsequent period chosen by the Trustee an amount equal to the value of such compensation if such compensation had been invested in one or more series of Virtus Investment Trust (then known as Allianz Funds) and Virtus Strategy Trust (then known as Allianz Funds Multi-Strategy Trust) selected by such Trustee from and after the normal payment dates for such compensation. The deferred compensation program was closed to new deferrals effective January 1, 2020, and all Trustee fees earned with respect to service in calendar year 2020 were paid in cash, on a current basis. The Trustees do not currently receive any pension or retirement benefits from the Funds.

VIRTUS STRATEGY TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2023
In addition to the Trustee fees deferred in the current period, the Funds still have obligations with respect to Trustee fees deferred in 2018 and in other periods prior to January 1, 2020, and will continue to have such obligations until all deferred Trustee fees are paid out pursuant to the terms of the applicable deferred compensation plan.
Note 5. Purchases and Sales of Securities
($ reported in thousands)
Purchases and sales of securities (excluding U.S. government and agency securities, forward currency contracts, and short-term securities) during the six months ended March 31, 2023, were as follows:
	Purchases	Sales
Convertible Fund	$957,971	$1,123,510
Duff & Phelps Water Fund	72,717	143,880
Global Allocation Fund	48,673	54,648
International Small-Cap Fund	19,752	20,675
Newfleet Short Duration High Income Fund	109,096	116,530
NFJ Emerging Markets Value Fund	20,481	37,810
NFJ Global Sustainability Fund	16,718	50,047
Seix High Yield Income Fund	15,533	18,050
Purchases  and sales of long-term U.S. government and agency securities during the six months ended March 31, 2023, were as follows:
	Purchases	Sales
Global Allocation Fund	$—	$2,416
Note 6. Capital Share Transactions
(reported in thousands)
Transactions in shares of capital stock, during the periods ended as indicated below, were as follows:
	Convertible Fund				Duff & Phelps Water Fund
	Six Months Ended March 31, 2023 (Unaudited)		Year Ended September 30, 2022		Six Months Ended March 31, 2023 (Unaudited)		Year Ended September 30, 2022
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold	712	$ 22,202	2,508	$ 94,383	369	$ 6,612	2,518	$ 51,372
Reinvestment of distributions	74	2,279	1,675	62,135	44	785	844	18,705
Shares repurchased	(1,392)	(43,704)	(5,033)	(178,926)	(1,343)	(24,374)	(3,049)	(58,542)
Net Increase / (Decrease)	(606)	$ (19,223)	(850)	$ (22,408)	(930)	$ (16,977)	313	$ 11,535
Class C
Shares sold	308	$ 9,751	497	$ 18,503	37	$ 620	383	$ 7,729
Reinvestment of distributions	16	489	491	18,549	—	—	228	4,782
Shares repurchased	(488)	(15,475)	(1,170)	(42,300)	(395)	(6,587)	(1,081)	(19,559)
Net Increase / (Decrease)	(164)	$ (5,235)	(182)	$ (5,248)	(358)	$ (5,967)	(470)	$ (7,048)
Class P
Shares sold	2,576	$ 77,368	6,451	$ 233,386	360	$ 6,469	2,554	$ 53,134
Reinvestment of distributions	123	3,635	3,020	107,525	17	305	728	16,200
Shares repurchased	(3,137)	(94,488)	(15,769)	(565,277)	(1,952)	(34,660)	(8,710)	(171,279)
Net Increase / (Decrease)	(438)	$ (13,485)	(6,298)	$ (224,366)	(1,575)	$ (27,886)	(5,428)	$ (101,945)
Institutional Class
Shares sold	3,245	$ 99,426	15,085	$ 563,211	1,090	$ 19,328	7,140	$ 148,120
Reinvestment of distributions	354	10,661	8,448	305,429	109	1,923	1,441	31,231
Shares repurchased	(6,914)	(211,218)	(28,613)	(971,187)	(2,505)	(43,963)	(8,224)	(150,115)
Net Increase / (Decrease)	(3,315)	$ (101,131)	(5,080)	$ (102,547)	(1,306)	$ (22,712)	357	$ 29,236

VIRTUS STRATEGY TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2023
	Convertible Fund				Duff & Phelps Water Fund
	Six Months Ended March 31, 2023 (Unaudited)		Year Ended September 30, 2022		Six Months Ended March 31, 2023 (Unaudited)		Year Ended September 30, 2022
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class R6(3)
Shares sold	4	$ 132	3	$ 100	—	$ —	—	$ —
Reinvestment of distributions	— (1)	1	—	—	—	—	—	—
Shares repurchased	(—) (1)	(1)	—	—	—	—	—	—
Net Increase / (Decrease)	4	$ 132	3	$ 100	—	$ —	—	$ —
Administrative Class
Shares sold	13	$ 398	151	$ 5,789	—	$ —	—	$ —
Reinvestment of distributions	2	60	128	4,687	—	—	—	—
Shares repurchased	(351)	(10,702)	(323)	(11,083)	—	—	—	—
Net Increase / (Decrease)	(336)	$ (10,244)	(44)	$ (607)	—	$ —	—	$ —

	Global Allocation Fund				International Small-Cap Fund
	Six Months Ended March 31, 2023 (Unaudited)		Year Ended September 30, 2022		Six Months Ended March 31, 2023 (Unaudited)		Year Ended September 30, 2022
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold	138	$ 1,327	313	$ 3,524	7	$ 179	33	$ 1,026
Reinvestment of distributions	175	1,612	313	3,554	1	34	23	782
Shares repurchased	(454)	(4,333)	(786)	(8,532)	(16)	(420)	(47)	(1,439)
Net Increase / (Decrease)	(141)	$ (1,394)	(160)	$ (1,454)	(8)	$ (207)	9	$ 369
Class C
Shares sold	26	$ 256	88	$ 960	— (1)	$ 2	— (1)	$ —(2)
Reinvestment of distributions	9	89	15	185	—	—	2	53
Shares repurchased	(45)	(447)	(82)	(925)	(1)	(24)	(4)	(96)
Net Increase / (Decrease)	(10)	$ (102)	21	$ 220	(1)	$ (22)	(2)	$ (43)
Class P
Shares sold	13	$ 121	110	$ 1,223	2	$ 39	3	$ 85
Reinvestment of distributions	7	62	14	156	2	60	48	1,649
Shares repurchased	(72)	(675)	(423)	(4,534)	(73)	(1,936)	(93)	(3,038)
Net Increase / (Decrease)	(52)	$ (492)	(299)	$ (3,155)	(69)	$ (1,837)	(42)	$ (1,304)
Institutional Class
Shares sold	30	$ 280	155	$ 1,873	17	$ 442	98	$ 2,984
Reinvestment of distributions	31	287	89	1,000	9	226	130	4,644
Shares repurchased	(156)	(1,473)	(474)	(5,219)	(56)	(1,480)	(175)	(5,859)
Net Increase / (Decrease)	(95)	$ (906)	(230)	$ (2,346)	(30)	$ (812)	53	$ 1,769
Class R6
Shares sold	1,023	$ 9,267	3,528	$ 35,328	69	$ 1,808	248	$ 7,772
Reinvestment of distributions	1,077	9,542	1,852	20,157	9	226	146	5,137
Shares repurchased	(1,973)	(17,880)	(3,896)	(40,512)	(80)	(2,107)	(328)	(9,393)
Net Increase / (Decrease)	127	$ 929	1,484	$ 14,973	(2)	$ (73)	66	$ 3,516

VIRTUS STRATEGY TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2023
	Global Allocation Fund				International Small-Cap Fund
	Six Months Ended March 31, 2023 (Unaudited)		Year Ended September 30, 2022		Six Months Ended March 31, 2023 (Unaudited)		Year Ended September 30, 2022
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Administrative Class
Shares sold	— (1)	$ —(2)	11	$ 115	—	$ —	—	$ —
Reinvestment of distributions	— (1)	1	— (1)	4	—	—	—	—
Shares repurchased	(2)	(15)	(3)	(27)	—	—	—	—
Net Increase / (Decrease)	(2)	$ (14)	8	$ 92	—	$ —	—	$ —

	Newfleet Short Duration High Income Fund				NFJ Emerging Markets Value Fund
	Six Months Ended March 31, 2023 (Unaudited)		Year Ended September 30, 2022		Six Months Ended March 31, 2023 (Unaudited)		Year Ended September 30, 2022
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold	1,237	$ 16,273	2,122	$ 29,513	168	$ 2,667	331	$ 5,977
Reinvestment of distributions	228	2,991	448	6,226	10	144	1	23
Shares repurchased	(2,088)	(27,459)	(3,652)	(50,645)	(315)	(4,820)	(494)	(8,818)
Net Increase / (Decrease)	(623)	$ (8,195)	(1,082)	$ (14,906)	(137)	$ (2,009)	(162)	$ (2,818)
Class C
Shares sold	461	$ 6,089	779	$ 10,845	— (1)	$ —(2)	4	$ 61
Reinvestment of distributions	118	1,558	232	3,240	1	9	—	—
Shares repurchased	(1,039)	(13,708)	(1,751)	(24,460)	(5)	(77)	(14)	(237)
Net Increase / (Decrease)	(460)	$ (6,061)	(740)	$ (10,375)	(4)	$ (68)	(10)	$ (176)
Class P
Shares sold	3,961	$ 52,003	10,262	$ 147,298	600	$ 9,773	453	$ 7,829
Reinvestment of distributions	281	3,658	695	9,706	2	28	2	39
Shares repurchased	(2,587)	(33,787)	(16,992)	(238,283)	(825)	(10,786)	(139)	(2,444)
Net Increase / (Decrease)	1,655	$ 21,874	(6,035)	$ (81,279)	(223)	$ (985)	316	$ 5,424
Institutional Class
Shares sold	3,325	$ 43,439	13,772	$ 192,971	398	$ 6,374	440	$ 7,713
Reinvestment of distributions	551	7,149	1,208	16,648	56	821	20	372
Shares repurchased	(5,402)	(70,322)	(14,158)	(192,335)	(1,465)	(22,003)	(3,265)	(54,593)
Net Increase / (Decrease)	(1,526)	$ (19,734)	822	$ 17,284	(1,011)	$ (14,808)	(2,805)	$ (46,508)
Class R6
Shares sold	117	$ 1,523	888	$ 12,291	—	$ —	—	$ —
Reinvestment of distributions	18	230	75	1,036	—	—	—	—
Shares repurchased	(467)	(6,026)	(1,597)	(21,751)	—	—	—	—
Net Increase / (Decrease)	(332)	$ (4,273)	(634)	$ (8,424)	—	$ —	—	$ —

VIRTUS STRATEGY TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2023
	NFJ Global Sustainability Fund				Seix High Yield Income Fund
	Six Months Ended March 31, 2023 (Unaudited)		Year Ended September 30, 2022		Six Months Ended March 31, 2023 (Unaudited)		Year Ended September 30, 2022
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold	35	$ 551	53	$ 1,208	166	$ 1,248	371	$ 3,250
Reinvestment of distributions	65	888	54	1,195	45	343	96	792
Shares repurchased	(73)	(1,083)	(90)	(1,778)	(290)	(2,188)	(965)	(8,207)
Net Increase / (Decrease)	27	$ 356	17	$ 625	(79)	$ (597)	(498)	$ (4,165)
Class C
Shares sold	—	$ —	—	$ —	3	$ 20	6	$ 46
Reinvestment of distributions	—	—	—	—	3	24	8	66
Shares repurchased	—	—	—	—	(62)	(466)	(98)	(833)
Net Increase / (Decrease)	—	$ —	—	$ —	(56)	$ (422)	(84)	$ (721)
Class P
Shares sold	8	$ 137	52	$ 1,227	— (1)	$ 2	36	$ 287
Reinvestment of distributions	42	581	48	1,076	6	43	23	182
Shares repurchased	(63)	(997)	(135)	(2,868)	(47)	(338)	(320)	(2,431)
Net Increase / (Decrease)	(13)	$ (279)	(35)	$ (565)	(41)	$ (293)	(261)	$ (1,962)
Institutional Class
Shares sold	48	$ 728	202	$ 4,419	1,120	$ 8,367	814	$ 6,510
Reinvestment of distributions	740	10,584	990	22,702	75	535	212	1,679
Shares repurchased	(1,934)	(32,966)	(876)	(17,322)	(1,336)	(9,657)	(3,551)	(27,810)
Net Increase / (Decrease)	(1,146)	$ (21,654)	316	$ 9,799	(141)	$ (755)	(2,525)	$ (19,621)
Administrative Class
Shares sold	—	$ —	—	$ —	— (1)	$ —(2)	15	$ 106
Reinvestment of distributions	—	—	—	—	— (1)	1	— (1)	3
Shares repurchased	—	—	—	—	(—) (1)	(—) (2)	(11)	(89)
Net Increase / (Decrease)	—	$ —	—	$ —	— (1)	$ 1	4	$ 20
(1)	Amount is less than 500 shares.
(2)	Amount is less than $500.
(3)	Inception date January 31, 2022.
Note 7. 10% Shareholders
As of March 31, 2023, the Funds had individual shareholder account(s) and/or omnibus shareholder account(s) (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of such Fund as detailed below:
	% of Shares Outstanding	Number of Accounts
Convertible Fund	17%	1
Duff & Phelps Water Fund	10	1
Global Allocation Fund	42	2
International Small-Cap Fund	74	2
Newfleet Short Duration High Income Fund	23	2
NFJ Emerging Markets Value Fund	70	2
NFJ Global Sustainability Fund	83	1 *
Seix High Yield Income Fund	52	2
*	Includes affiliated shareholder account(s).
Note 8. Credit and Market Risk and Asset Concentration
Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on a Fund and its investments, including hampering the ability of each Fund’s portfolio manager(s) to invest each Fund’s assets as intended.

VIRTUS STRATEGY TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2023
In July 2017, the head of the United Kingdom Financial Conduct Authority (“FCA”) announced the intention to phase out the use of LIBOR by the end of 2021. However, after subsequent announcements by the FCA, the LIBOR administrator and other regulators, certain of the most widely used LIBORs are expected to continue until June 30, 2023. The ICE Benchmark Administration Limited, which is regulated and authorized by FCA, and the administrator of LIBOR, ceased publishing certain LIBOR settings on December 31, 2021. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The expected discontinuation of LIBOR could have a significant impact on the financial markets and may present a material risk for certain market participants, including the Funds. Abandonment of or modifications to LIBOR could lead to significant short- and long-term uncertainty and market instability. The risks associated with this discontinuation and transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. It remains uncertain the effects such changes will have on the Funds, issuers of instruments in which the Funds invest, and the financial markets generally.
In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund’s ability to repatriate such amounts.
High-yield/high-risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high-yield/high-risk securities may be complex, and as a result, it may be more difficult for the Adviser and/or subadviser to accurately predict risk.
Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that the market may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations. Insured securities have been identified in the Schedule of Investments. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in the Funds.
Certain Funds may invest a high percentage of their assets in specific sectors of the market in the pursuit of their investment objectives. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.
At March 31, 2023, the following Funds held securities issued by various companies in specific sectors as detailed below:
Fund	Sector	Percentage of Total Investments
Duff & Phelps Water Fund	Water Utilities	29%
NFJ Emerging Markets Value Fund	Information Technology	27
Note 9.  Indemnifications
Under the Trust’s organizational documents and in separate agreements between each Trustee and the Trust, its Trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust and its funds. In addition, in the normal course of business, the Trust and the Funds enter into contracts that provide a variety of indemnifications to other parties. The Trust’s and/or the Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust or the Funds and that have not occurred. However, neither the Trust nor the Funds have had prior claims or losses pursuant to these arrangements, and they expect the risk of loss to be remote.
Note 10. Restricted Securities
($ reported in thousands)
Restricted securities are not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category. Each Fund will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities.
The following Funds held securities that were considered to be restricted at March 31, 2023:
Fund	Investment	Date of Acquisition	Cost	Value	Percentage of Net Assets
Newfleet Short Duration High Income Fund	Cloud Peak Energy, Inc.	8/14/2020	$ —	$ —	0.0%
Seix High Yield Income Fund	LiveStyle, Inc.	12/01/2016	—	—	0.0
	LiveStyle, Inc. Series B	9/28/2016	907	695	2.1
	Tenerity, Inc.	11/04/2015	770	—	0.0
Note 11. Redemption Facility
($ reported in thousands)
On June 14, 2021, the Funds and certain other affiliated funds entered into an $250,000 unsecured line of credit (“Credit Agreement”). This Credit Agreement, as amended, is with a commercial bank that allows the Funds to borrow cash from the bank to manage large unexpected redemptions and trade fails, up to a limit of one-third or one-fifth, as applicable, of each Fund’s total net assets in accordance with the terms of the agreement. This Credit

VIRTUS STRATEGY TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2023
Agreement has a term of 364 days and has been renewed for a period up to July 7, 2023. Effective March 10, 2022, interest is charged at the higher of the SOFR (prior to effective date, LIBOR) or the Federal Funds rate plus an additional percentage rate on the amount borrowed. Commitment fees are charged on the undrawn balance. Total commitment fees paid for the six months ended March 31, 2023, are included in the “Interest expense and/or commitment fees” line on the Statements of Operations. The Funds and other affiliated funds that are parties are individually, and not jointly, liable for their particular advances, if any, under the Credit Agreement. The lending bank has the ability to require repayment of outstanding borrowings under this Credit Agreement upon certain circumstances such as an event of default.
The following Funds had outstanding loans during the six months period. The borrowings were valued at cost, which approximates fair value.
Fund	Interest Incurred on Borrowing	Average Borrowing	Weighted Average Interest Rate	Days Outstanding
Convertible Fund	$1	$24,700	1.34%	1
Newfleet Short Duration High Income Fund	6	8,233	4.12	6
NFJ Emerging Markets Value Fund	2	8,000	4.15	2
Note 12. Federal Income Tax Information
($ reported in thousands)
At March 31, 2023, the approximate aggregate cost basis and the unrealized appreciation (depreciation) of investments and other financial instruments for federal income tax purposes were as follows:
Fund	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Convertible Fund	$ 1,503,057	$ 78,713	$ (59,590)	$ 19,123
Duff & Phelps Water Fund	479,465	212,404	(22,788)	189,616
Global Allocation Fund	236,995	7,719	(19,328)	(11,609)
International Small-Cap Fund	43,364	6,113	(1,369)	4,744
Newfleet Short Duration High Income Fund	587,811	1,175	(50,186)	(49,011)
NFJ Emerging Markets Value Fund	60,393	4,287	(10,119)	(5,832)
NFJ Global Sustainability Fund	51,737	12,759	(3,136)	9,623
Seix High Yield Income Fund	38,181	408	(6,615)	(6,207)
Certain Funds have capital loss carryforwards available to offset future realized capital gains, if any, to the extent permitted by the Code. Net capital losses are carried forward without expiration and generally retain their short-term and/or long-term tax character, as applicable. For the year ended September 30, 2022, the Funds’ capital loss carryovers were as follows:
Fund	Short-Term	Long-Term
Newfleet Short Duration High Income Fund	$32,948	$111,356
NFJ Emerging Markets Value Fund	632	—
Seix High Yield Income Fund	4,866	33,048
Note 13. Regulatory Matters and Litigation
From time to time, the Trust, the Funds, the Adviser and/or subadvisers and/or their affiliates may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, laws governing the activities of broker-dealers and other laws and regulations affecting their activities. At this time, the Adviser believes that the outcomes of such matters are not likely, either individually or in aggregate, to be material to these financial statements.
Note 14. Recent Accounting Pronouncement
In March 2020, the FASB issued Accounting Standards Update (“ASU”) No. 2020-04 (“ASU 2020-04”), Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered reference rates as of the end of 2021. In March 2021, the administrator for LIBOR announced the extension of the publication of a majority of the USD LIBOR settings to June 30, 2023. On December 21, 2022, the FASB issued ASU 2022-06 to defer the sunset date of ASC 848 until December 31, 2024. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2024. Management is currently evaluating ASU 2020-04 and ASU 2020-06, but does not believe there will be a material impact.

VIRTUS STRATEGY TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2023
Note 15. New Regulatory Pronouncement
In October 2022, the SEC adopted a rule and form amendments relating to tailored shareholder reports for mutual funds and ETFs; and fee information in investment company advertisements. The rule and form amendments will require mutual funds and ETFs to transmit streamlined shareholder reports that highlight key information to investors. The rule amendments will require that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective in January 2023 and there is an 18-month transition period after the effective date of the amendment with a compliance date of July 2024.
Note 16. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available for issuance, and has determined that there are no subsequent events requiring recognition or disclosure in these financial statements.

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS FOR VIRTUS
NFJ EMERGING MARKETS VALUE FUND AND CONSIDERATION OF ADVISORY
AGREEMENTS FOR VIRTUS CONVERTIBLE FUND, VIRTUS DUFF & PHELPS
WATER FUND, VIRTUS GLOBAL ALLOCATION FUND, VIRTUS INTERNATIONAL
SMALL-CAP FUND, VIRTUS NEWFLEET SHORT DURATION HIGH INCOME FUND,
VIRTUS NFJ GLOBAL SUSTAINABILITY FUND AND VIRTUS SEIX HIGH YIELD
INCOME FUND (EACH A “FUND” AND COLLECTIVELY, THE “FUNDS”) BY THE
BOARD OF TRUSTEES (Unaudited)
The Board of Trustees (the “Board”) of Virtus Strategy Trust (the “Trust”) is responsible for determining whether to approve the continuation of each investment advisory agreement (each, an “Advisory Agreement” and collectively, the “Advisory Agreements”) among the Trust and Virtus Investment Advisers, Inc. (“VIA”) and of each subadvisory agreement (each, a “Subadvisory Agreement” and collectively, the “Subadvisory Agreements”)(together with the Advisory Agreements, the “Agreements”) among the Trust, VIA and Duff & Phelps Investment Management Co. (“DPIM”) with respect to Virtus Duff & Phelps Water Fund; among the Trust, VIA and Virtus Fixed Income Advisers, LLC (“VFIA”), acting through its division Newfleet Asset Management (“Newfleet”), with respect to Virtus Newfleet Short Duration High Income Fund; among the Trust, VIA and NFJ Investment Group, LLC (“NFJ”), with respect to Virtus NFJ Emerging Markets Value Fund and Virtus NFJ Global Sustainability Fund; among the Trust, VIA and VFIA, acting through its division Seix Investment Advisers (“Seix”), with respect to Virtus Seix High Yield Income Fund; and among the Trust, VIA and Voya Investment Management Co. LLC (“Voya”), with respect to Virtus Convertible Fund (each of DPIM, VFIA, NFJ, and Voya, a “Subadviser” and collectively, the “Subadvisers”). At meetings held on November 1, 2022, and November 14-16, 2022 (the “Meetings”), the Board, including a majority of the Trustees who are not interested persons of the Trust as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (such Act, the “1940 Act” and such Trustees, the “Independent Trustees”), considered and approved the continuation of the Advisory Agreement, with respect to each of the Funds, and the Subadvisory Agreements that were due for renewal, as further discussed below. (The subadvisory agreements with DPIM, with respect to Virtus Duff & Phelps Water Fund; with VFIA, with respect to Virtus Newfleet Short Duration High Income Fund and Virtus Seix High Yield Income Fund; with NFJ, with respect to Virtus NFJ Global Sustainability Fund; and with Voya, with respect to Virtus Convertible Fund were not due for renewal since each had been approved earlier in the year.)
In connection with the approval of the applicable Agreements, the Board requested and evaluated information provided by VIA and NFJ which, in the Board’s view, constituted information necessary for the Board to form a judgment as to whether the renewal of each of the applicable Agreements would be in the best interests of each applicable Fund and its respective shareholders. The Board also considered information furnished throughout the year at regular Board meetings with respect to the services provided by VIA and the Subadvisers, including quarterly performance reports prepared by management containing reviews of investment results and periodic presentations from the Subadvisers with respect to the Fund(s) they manage. The Board noted the affiliation of certain of the Subadvisers with VIA and any potential conflicts of interest. In addition, prior to and during the Meetings, the Independent Trustees met with their independent legal counsel to discuss and consider the information provided by management and submitted questions to management, and they considered the responses provided.
The Board was separately advised by independent legal counsel throughout the process. For each Agreement under review, the Board considered all the criteria with respect to the applicable Fund and its shareholders. In its deliberations, the Board considered various factors, including those discussed below, none of which were controlling, and each Trustee may have attributed different weights to the various factors. The Independent Trustees also discussed the proposed approval of Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
In considering whether to approve the renewal of the applicable Agreements with respect to each Fund, the Board reviewed and analyzed the factors it deemed relevant, including: (a) the nature, extent and quality of the services provided to the Funds by VIA and NFJ; (b) the performance of the Funds as compared to an appropriate peer group and an appropriate index; (c) the level and method of computing each Fund’s advisory and subadvisory fees, and comparisons of the Funds’ advisory fee rates and total expenses with those of a group of funds with similar investment strategies; (d) the profitability of VIA under the Advisory Agreement; (e) any “fall-out” benefits to VIA, the Subadvisers and their affiliates (i.e., ancillary benefits realized by VIA, the Subadvisers or their affiliates from VIA’s or the applicable Subadviser’s relationship with the Trust); (f) the anticipated effect of growth in size on each Fund’s performance and expenses; (g) fees paid to VIA and NFJ by comparable accounts, as applicable; (h) possible conflicts of interest; and (i) the terms of the Agreements.
Nature, Extent and Quality of Services
The Trustees received in advance of the Meetings information provided by VIA and NFJ, including completed questionnaires, concerning a number of topics, including, among other items, such company’s investment philosophy, investment process and strategies, resources and personnel, operations, compliance structure and procedures, and overall performance. The Trustees noted that most of the Funds

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS FOR VIRTUS
NFJ EMERGING MARKETS VALUE FUND AND CONSIDERATION OF ADVISORY
AGREEMENTS FOR VIRTUS CONVERTIBLE FUND, VIRTUS DUFF & PHELPS
WATER FUND, VIRTUS GLOBAL ALLOCATION FUND, VIRTUS INTERNATIONAL
SMALL-CAP FUND, VIRTUS NEWFLEET SHORT DURATION HIGH INCOME FUND,
VIRTUS NFJ GLOBAL SUSTAINABILITY FUND AND VIRTUS SEIX HIGH YIELD
INCOME FUND (EACH A “FUND” AND COLLECTIVELY, THE “FUNDS”) BY THE
BOARD OF TRUSTEES (Unaudited) (Continued)
are managed using a “manager of managers” structure that generally involves the use of one or more subadvisers to manage some or all of a Fund’s portfolio. Under this structure, VIA is responsible for the management of the Funds’ investment programs and for evaluating and selecting subadvisers on an ongoing basis and making any recommendations to the Board regarding hiring, retaining or replacing subadvisers. In considering the Advisory Agreement with respect to those Funds, the Board considered VIA’s process for supervising and managing the respective Funds’ subadviser, if any, including (a) VIA’s ability to select and monitor the subadvisers; (b) VIA’s ability to provide the services necessary to monitor the subadvisers’ compliance with the Funds’ respective investment objectives, policies and restrictions as well as provide other oversight activities; and (c) VIA’s ability and willingness to identify instances in which a subadviser should be replaced and to carry out the required changes. The Trustees also considered with respect to all of the Funds: (a) the experience and capability of VIA’s management and other personnel; (b) the financial condition of VIA, and whether it had the financial wherewithal to provide a high level and quality of services to the Funds; (c) the quality of VIA’s own regulatory and legal compliance policies, procedures and systems; (d) the nature, extent and quality of administrative, transfer agency and other services provided by VIA and its affiliates to the Funds; (e) VIA’s supervision of the Funds’ other service providers; and (f) VIA’s risk management processes. It was noted that affiliates of VIA serve as administrator, transfer agent and distributor of the Funds. The Board also took into account its knowledge of VIA’s management and the quality of the performance of VIA’s duties through Board meetings, discussions and reports during the preceding year, as well as information from the Trust’s Chief Compliance Officer regarding the Funds’ compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act.
With respect to the services provided by NFJ, the Board considered information provided to the Board by NFJ, as well as information provided throughout the past year. With respect to the Subadvisory Agreement with NFJ, the Board noted that NFJ provided portfolio management, compliance with the applicable Fund’s investment policies and procedures, compliance with applicable securities laws and assurances thereof. The Board also noted that VIA’s and NFJ’s management of the respective Fund is subject to the oversight of the Board and must be carried out in accordance with the investment objective(s), policies and restrictions set forth in the Fund’s prospectuses and statement of additional information. In considering the renewal of the NFJ Subadvisory Agreement, the Board also considered NFJ’s investment management process, including (a) the experience and capability of NFJ’s management and other personnel committed by NFJ to the respective Fund; (b) the financial condition of NFJ; (c) the quality of NFJ’s regulatory and legal compliance policies, procedures and systems; and (d) NFJ’s brokerage and trading practices, including with respect to best execution and soft dollars. The Board also took into account NFJ’s risk assessment and monitoring process. The Board noted NFJ’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate.
After considering all of the information provided to them, the Trustees concluded that the nature, extent and quality of the services provided by VIA and NFJ were satisfactory and that there was a reasonable basis on which to conclude that each would continue to provide a high quality of investment services to the applicable Fund(s).
Investment Performance
The Board considered performance reports and discussions at Board meetings throughout the year, as well as a report for the Funds prepared by Broadridge (the “Broadridge Report”), an independent third party provider of investment company data, furnished in connection with the contract renewal process. The Broadridge Report presented each Fund’s performance relative to a peer group of other mutual funds (the “Performance Universe”) and relevant indexes, as selected by Broadridge. The Board also considered performance information presented by management and took into account management’s discussion of the same, including the effect of market conditions on each Fund’s performance. The Board noted that it also reviews on a quarterly basis detailed information about both the Funds’ performance results and portfolio composition, as well as each Fund’s investment strategy(ies). The Board noted VIA’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of each Subadviser. The Board also noted NFJ’s performance record with respect to the Funds it manages. The Board was mindful of VIA’s focus on each Subadviser’s performance and noted VIA’s performance in monitoring and responding to any performance issues with respect to the Funds. The Board also took into account its discussions with management regarding factors that contributed to the performance of each Fund.
The Board considered, among other performance data, the information set forth below with respect to the performance of each Fund for the period ended June 30, 2022.

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS FOR VIRTUS
NFJ EMERGING MARKETS VALUE FUND AND CONSIDERATION OF ADVISORY
AGREEMENTS FOR VIRTUS CONVERTIBLE FUND, VIRTUS DUFF & PHELPS
WATER FUND, VIRTUS GLOBAL ALLOCATION FUND, VIRTUS INTERNATIONAL
SMALL-CAP FUND, VIRTUS NEWFLEET SHORT DURATION HIGH INCOME FUND,
VIRTUS NFJ GLOBAL SUSTAINABILITY FUND AND VIRTUS SEIX HIGH YIELD
INCOME FUND (EACH A “FUND” AND COLLECTIVELY, THE “FUNDS”) BY THE
BOARD OF TRUSTEES (Unaudited) (Continued)
Virtus Convertible Fund. The Board noted that the Fund outperformed the median of its Performance Universe for the 1-, 3-, 5- and 10-year periods and outperformed its benchmark for the 1-, 3-, 5- and 10-year periods.
Virtus Duff & Phelps Water Fund. The Board noted that the Fund underperformed the median of its Performance Universe for the 1-, 3- and 5- year periods and outperformed the median of its Performance Universe for the 10-year period. The Board also noted that the Fund underperformed its benchmark for the 1-, 3-, 5- and 10-year periods.
Virtus Global Allocation Fund. The Board noted that the Fund outperformed the median of its Performance Universe for the 1-, 3-, 5- and 10-year periods. The Board also noted that the Fund outperformed its benchmark for the 1- and 3-year periods and underperformed its benchmark for the 5- and 10-year periods.
Virtus International Small-Cap Fund. The Board noted that the Fund outperformed the median of its Performance Universe for the 1-year period and underperformed the median of its Performance Universe for the 3-, 5- and 10-year periods. The Board also noted that the Fund underperformed its benchmark for the 1-, 3-, 5- and 10-year periods.
Virtus Newfleet Short Duration High Income Fund. The Board noted that the Fund outperformed the median of its Performance Universe for the 1-, 3- and 5-year periods and underperformed the median of its Performance Universe for the 10-year period. The Board also noted that the Fund underperformed its benchmark for the 1-, 5- and 10-year periods and outperformed its benchmark for the 3-year period.
Virtus NFJ Emerging Markets Value Fund. The Board noted that the Fund underperformed the median of its Performance Universe for the year-to-date, 1-, 3- and 5-year periods and underperformed its benchmark for the year-to-date, 1-, 3- and 5-year periods.
Virtus NFJ Global Sustainability Fund. The Board noted that the Fund underperformed the median of its Performance Universe for the year-to-date period and outperformed the median of its Performance Universe for the 1-, 3- and 5-year periods. The Board also noted that the Fund underperformed its benchmark for the year-to-date period and outperformed its benchmark for the 1-, 3- and 5-year periods.
Virtus Seix High Yield Income Fund. The Board noted that the Fund underperformed the median of its Performance Universe for the 1- and 3-year periods and outperformed the median of its Performance Universe for the 5- and 10-year periods. The Board also noted that the Fund underperformed its benchmark for the 1-, 3-, 5- and 10-year periods.
The Board noted that each Fund other than Virtus NFJ Emerging Markets Value Fund had changed from a prior subadviser in July of 2022, so that the performance shown for all except that Fund was that of the prior subadviser. The Board also considered management’s discussion about the reasons for each applicable Fund’s underperformance relative to its peer group or benchmark. After reviewing these and related factors, the Board concluded that each Fund’s overall performance, taking into account reasons discussed for certain Funds’ underperformance and/or actions taken to address the underperformance, was satisfactory.
Management Fees and Total Expenses
The Board considered the fees charged to the Funds for advisory services as well as the total expense levels of the Funds. This information included comparisons of each Fund’s contractual and net management fee and net total expense level to those of its peer universe (the “Expense Universe”) and ranked according to quintile (the first quintile being lowest and, therefore, best in these expense component rankings, and fifth being highest and, therefore, worst in these expense component rankings). In comparing each Fund’s net management fee to that of comparable funds, the Board noted that in the materials presented by management such fee was comprised of advisory fees. The Board also noted that all of the Funds had expense caps in place to limit the total expenses incurred by the Funds and their shareholders. The Board also noted that any subadvisory fees were paid by VIA out of its advisory fees rather than paid separately by the Funds. In this regard, the Board took into account management’s discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee retained by VIA after payment of a subadvisory fee. The Board also took into account the size of each of the Funds and the impact on expenses and economies of scale. NFJ provided, and the Board considered, fee information of comparable accounts managed by NFJ, as applicable.

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS FOR VIRTUS
NFJ EMERGING MARKETS VALUE FUND AND CONSIDERATION OF ADVISORY
AGREEMENTS FOR VIRTUS CONVERTIBLE FUND, VIRTUS DUFF & PHELPS
WATER FUND, VIRTUS GLOBAL ALLOCATION FUND, VIRTUS INTERNATIONAL
SMALL-CAP FUND, VIRTUS NEWFLEET SHORT DURATION HIGH INCOME FUND,
VIRTUS NFJ GLOBAL SUSTAINABILITY FUND AND VIRTUS SEIX HIGH YIELD
INCOME FUND (EACH A “FUND” AND COLLECTIVELY, THE “FUNDS”) BY THE
BOARD OF TRUSTEES (Unaudited) (Continued)
In addition to the foregoing, the Board considered, among other data, the information set forth below with respect to each Fund’s fees and expenses. In each case, the Board took into account management’s discussion of the Fund’s expenses, including the type and size of the Fund relative to the other funds in its Expense Universe. The Trustees considered the Funds’ expenses in connection with the review of Fund performance.
Virtus Convertible Fund. The Board considered that the Fund’s net management fee was in the first quintile of the Expense Universe and net total expenses after waivers were in the second quintile of the Expense Universe.
Virtus Duff & Phelps Water Fund. The Board considered that the Fund’s net management fee and net total expenses after waivers were in the third quintile of the Expense Universe.
Virtus Global Allocation Fund. The Board considered that the Fund’s net management fee and net total expenses after waivers were in the first quintile of the Expense Universe.
Virtus International Small-Cap Fund. The Board considered that the Fund’s net management fee was in the first quintile of the Expense Universe and net total expenses after waivers were in the second quintile of the Expense Universe.
Virtus Newfleet Short Duration High Income Fund. The Board considered that the Fund’s net management fee was in the first quintile of the Expense Universe and net total expenses after waivers were in the second quintile of the Expense Universe.
Virtus NFJ Emerging Markets Value Fund. The Board considered that the Fund’s net management fee and net total expenses after waivers were in the first quintile of the Expense Universe.
Virtus NFJ Global Sustainability Fund. The Board considered that the Fund’s net management fee was in the second quintile of the Expense Universe and net total expenses after waivers were in the first quintile of the Expense Universe.
Virtus Seix High Yield Income Fund. The Board considered that the Fund’s net management fee was in the first quintile of the Expense Universe and net total expenses after waivers were in the fourth quintile of the Expense Universe.
The Board concluded that the advisory fees for each Fund and the subadvisory fees for the Fund managed by NFJ, including with any proposed amendments, were fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.
Profitability
The Board also considered certain information relating to profitability that had been provided by VIA. In this regard, the Board considered information regarding the overall profitability, as well as on a fund-by-fund basis, of VIA for its management of the Funds, as well as its profits and those of its affiliates for managing and providing other services to the Trust, such as distribution, transfer agency and administrative services provided to the Funds by VIA affiliates. In addition to the fees paid to VIA and its affiliates, including the applicable Subadvisers, the Board considered any other benefits derived by VIA or its affiliates from their relationships with the Funds. The Board reviewed the methodology used to allocate costs to each Fund, taking into account the fact that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. The Board concluded that the profitability to VIA and its affiliates from each Fund was reasonable in light of the quality of the services rendered to the Funds by VIA and its affiliates as well as other factors.
In considering the profitability to NFJ in connection with its relationship to the applicable Fund, the Board noted that the fees under the Subadvisory Agreement are paid by VIA out of the fees that VIA receives under the Advisory Agreement, so that Fund shareholders are not directly impacted by those fees. In considering the reasonableness of the fees payable by VIA to NFJ, the Board noted that, because NFJ is an affiliate of VIA, such profitability might be directly or indirectly shared by VIA. For each of the above reasons, the Board concluded that the profitability to NFJ and its affiliates from their relationships with the Funds was not a material factor in approval of the Subadvisory Agreement.

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS FOR VIRTUS
NFJ EMERGING MARKETS VALUE FUND AND CONSIDERATION OF ADVISORY
AGREEMENTS FOR VIRTUS CONVERTIBLE FUND, VIRTUS DUFF & PHELPS
WATER FUND, VIRTUS GLOBAL ALLOCATION FUND, VIRTUS INTERNATIONAL
SMALL-CAP FUND, VIRTUS NEWFLEET SHORT DURATION HIGH INCOME FUND,
VIRTUS NFJ GLOBAL SUSTAINABILITY FUND AND VIRTUS SEIX HIGH YIELD
INCOME FUND (EACH A “FUND” AND COLLECTIVELY, THE “FUNDS”) BY THE
BOARD OF TRUSTEES (Unaudited) (Continued)
Economies of Scale
The Board received and discussed information concerning whether VIA realizes economies of scale as the Funds’ assets grow. The Board noted that expense caps were in place for the Funds. The Board also took into account management’s discussion of the Funds’ management fee and subadvisory fee structure. The Board also took into account the current sizes of the Funds. The Board also noted that VIA had agreed to implement an extension of each Fund’s expense cap through February 1, 2024. The Board then concluded that no other changes to the advisory fee structure of the Funds with respect to economies of scale were necessary at this time. The Board noted that VIA and the Funds may realize certain economies of scale if the assets of the Funds were to increase, particularly in relationship to certain fixed costs, and that shareholders of the Funds would have an opportunity to benefit from these economies of scale.
For similar reasons as stated above with respect to NFJ’s profitability, and based upon the current sizes of the Funds managed by NFJ, the Board concluded that the potential for economies of scale in NFJ’s management of the applicable Funds was not a material factor in the approval of the Subadvisory Agreement with NFJ at this time.
Other Factors
The Board considered other benefits that may be realized by VIA, NFJ and their affiliates from their relationships with the Funds. Among them, the Board recognized that VP Distributors, LLC, an affiliate of VIA, DPIM, NFJ and VFIA, serves as the distributor for the Trust, and, as such, receives payments pursuant to Rule 12b-1 from the Funds to compensate it for providing selling activities, which could lead to growth in the Trust’s assets and corresponding benefits from such growth, including economies of scale. The Board noted that an affiliate of VIA, DPIM, NFJ and VFIA also provides administrative and transfer agency services to the Trust. The Board noted management’s discussion of the fact that, while NFJ is an affiliate of VIA, there are no other direct benefits to NFJ or VIA in providing investment advisory services to the Funds, other than the fee to be earned under the applicable Agreement. There may be certain indirect benefits gained, including to the extent that serving the Funds could provide the opportunity to provide advisory services to additional portfolios of the Trust or certain reputational benefits.
Conclusion
Based on all of the foregoing considerations, the Board, including a majority of the Independent Trustees, determined that approval of each Agreement, as amended, was in the best interests of each applicable Fund and its respective shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Agreements, as amended, with respect to each Fund.

Virtus Duff & Phelps Water Fund,
a series of Virtus Strategy Trust
(Unaudited)
Supplement dated April 17, 2023, to the Summary Prospectus and
Statutory Prospectus for Virtus Strategy Trust dated January 27, 2023, as supplemented
IMPORTANT NOTICE TO INVESTORS
Effective April 15, 2023, Nicholas Holmes, CFA has been added as a portfolio manager to Virtus Duff & Phelps Water Fund (the “Fund”).
The following disclosure is hereby added under “Portfolio Management” in the summary prospectus for the Fund, and in the summary section of the Fund’s statutory prospectus:
     •    Nicholas Holmes, CFA, Portfolio Manager and Senior Research Analyst of Duff & Phelps. Mr. Holmes has served as a Portfolio Manager of the fund since April 2023.
In the Portfolio Management Section beginning on page 63 of the statutory prospectus, the row for the Fund in the table under the subheading “Duff & Phelps” is hereby replaced with the following:
Virtus Duff & Phelps Water Fund	David D. Grumhaus, Jr. (since July 2022) Nicholas Holmes, CFA (since April 2023) Evan Lang, CFA (since August 2022)
The portfolio manager biographies under the referenced table are hereby amended by adding the following for Mr. Holmes:
Nicholas Holmes, CFA. Mr. Holmes, Portfolio Manager and Senior Research Analyst of Duff & Phelps has served as a Portfolio Manager of the fund since April 2023. Prior to joining Duff & Phelps in 2023, Mr. Holmes served as a portfolio manager at TortoiseEcofin (since 2015) where he managed a sustainable global water strategy and was the lead analyst on water-specific private placement transactions in the energy sector. Mr. Holmes began his investment career in 2010.
All other disclosure concerning the fund, including fees and expenses, remains unchanged from the prospectuses dated January 27, 2023, as supplemented.
Investors should retain this supplement with the Prospectuses for future reference.
VST 8060 Water Fund PM Changes (4/2023)

VIRTUS STRATEGY TRUST
101 Munson Street
Greenfield, MA 01301-9668
Trustees
Philip R. McLoughlin, Chairman
George R. Aylward
Donald C. Burke
Sarah E. Cogan
Deborah A. DeCotis
F. Ford Drummond
Sidney E. Harris
John R. Mallin
Connie D. McDaniel
Geraldine M. McNamara
R. Keith Walton
Brian T. Zino
Officers
George R. Aylward, President
Peter Batchelar, Senior Vice President
W. Patrick Bradley, Executive Vice President, Chief Financial Officer and Treasurer
Timothy Branigan, Vice President and Fund Chief Compliance Officer
Jennifer Fromm, Vice President, Chief Legal Officer, Counsel and Secretary
Julia R. Short, Senior Vice President
Richard W. Smirl, Executive Vice President
Investment Adviser
Virtus Investment Advisers, Inc.
One Financial Plaza
Hartford, CT 06103-2608
Principal Underwriter
VP Distributors, LLC
One Financial Plaza
Hartford, CT 06103-2608
Administrator and Transfer Agent
Virtus Fund Services, LLC
One Financial Plaza
Hartford, CT 06103-2608
Custodian
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286-1048
How to Contact Us
Mutual Fund Services	1-800-243-1574
Adviser Consulting Group	1-800-243-4361
Website	Virtus.com

Important Notice to Shareholders
The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.

P.O. Box 534470
Pittsburgh, PA 15253-4470
For more information about Virtus Funds,
please contact us at 1-800-243-1574, or visit Virtus.com.
8069	05-23

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(2)(1)	Not applicable.

(a)(2)(2)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Virtus Strategy Trust

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date	5/25/2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date	5/25/2023

By (Signature and Title)*	/s/ W. Patrick Bradley
W. Patrick Bradley, Executive Vice President, Chief Financial Officer, and Treasurer
(principal financial officer)

Date	5/25/2023

*	Print the name and title of each signing officer under his or her signature.